1933 Act File No. 333-180225

1940 Act File No. 811-22678

As filed with the Securities and Exchange Commission on April 30, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 16	☒

(CHECK APPROPRIATE BOX OR BOXES)

SALIENT MF TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE

(713) 993-4001

JOHN A. BLAISDELL

SALIENT MF TRUST

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

GEORGE J. ZORNADA

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [ ] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box: ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SALIENT MF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

SALIENT FUNDS A, C, I & F SHARES PROSPECTUS April 30, 2015

	Class A	Class C	Class I	Class F
Salient Risk Parity Fund	SRPAX	SRPCX	SRPFX	—
Salient MLP & Energy Infrastructure Fund II	SMAPX	SMFPX	SMLPX	—
Salient Alternative Beta Fund	SABAX	SABCX	SABFX	—
Salient Trend Fund	SPTAX	SPTCX	SPTIX	—
Salient Global Equity Fund	SGEAX	SGECX	SGEIX	—
Salient MLP Fund	SAMCX	SCMCX	SIMCX	—
Salient Broadmark Tactical Plus Fund	SBTAX	SBTCX	SBTIX	BTPIX

As with all mutual funds, the Securities and Exchange Commission and Commodity Futures Trading Commission have not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

TABLE OF CONTENTS

Fund summary	Fund details	Your account

The summary section is a concise look at the investment objective, fees and expenses, principal investment strategies, principal risks, past performance and investment management.	More about topics covered in the summary section, including descriptions of the investment strategies and various risk factors that investors should understand before investing.	How to place an order to buy, sell or exchange shares, as well as information about the business policies and any distributions that may be paid.

3	SALIENT RISK PARITY FUND

11	SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

17	SALIENT ALTERNATIVE BETA FUND

25	SALIENT TREND FUND

33	SALIENT GLOBAL EQUITY FUND

39	SALIENT MLP FUND

47	SALIENT BROADMARK TACTICAL PLUS FUND

70	INVESTMENT TECHNIQUES

70	PRINCIPAL INVESTMENT RISKS

84	WHO’S WHO

90	FINANCIAL HIGHLIGHTS

94	CHOOSING A SHARE CLASS

94	WHO CAN BUY CLASS I SHARES

95	HOW SALES CHARGES ARE CALCULATED

96	SALES CHARGE REDUCTIONS AND WAIVERS

97	OPENING AN ACCOUNT

98	BUYING SHARES

99	SELLING SHARES

101	TRANSACTION POLICIES

104	DIVIDENDS, TAXATION AND ACCOUNT POLICIES

106	ADDITIONAL INVESTOR SERVICES

106	DISCLOSURE OF FUND HOLDINGS

107	APPENDIX I

FOR MORE INFORMATION SEE BACK COVER

April 30, 2015

SALIENT RISK PARITY FUND

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Risk Parity Fund (the “Fund”) is to seek long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information (“SAI”) under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C		Class I
Management Fee	0.95%	0.95%		0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	(1)	None
Other Expenses(2)	0.43%	0.43%		0.43%

Total Annual Fund Operating Expenses	1.63%	2.38%		1.38%
Less Management Fee Waiver/Reimbursement(3)	0.03%	0.03%		0.03%
Net Annual Expenses	1.60%	2.35%		1.35%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	“Other Expenses” include the indirect expenses associated with the Fund’s investments in its subsidiary, the Salient Risk Parity Offshore Fund Ltd. (the “Risk Parity Subsidiary”).

(3)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage and transactional expenses, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund’s investment in the Risk Parity Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$704	$704	$338	$238	$137	$137
3 Years	$1,033	$1,033	$739	$739	$434	$434
5 Years	$1,385	$1,385	$1,268	$1,268	$752	$752
10 Years	$2,374	$2,374	$2,714	$2,714	$1,655	$1,655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for fiscal year ended December 31, 2014 was 0% of the average value of its portfolio. Under applicable requirements, derivative instruments and instruments with a

SALIENT RISK PARITY FUND

maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate shown above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries, global credit markets and global commodities markets. The Fund will also hold a large portion of its assets either directly or indirectly (through the Risk Parity Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

Investment Process

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weighting of each security.

In addition to the assets in the markets noted above, the Advisor attempts to capitalize on momentum (the continuation of recent price trends) by utilizing a trend-following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining.

By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the Advisor believes that the Fund can provide investors access to a potentially more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or to assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Investment Types

The Fund primarily gains exposure to asset classes by investing in forward contracts, futures contracts, swaps, options, cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions; and by investing in the Risk Parity Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading.

Geographic Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility

SALIENT RISK PARITY FUND

and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Commodities Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally

SALIENT RISK PARITY FUND

increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, swaptions, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk

The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Securities Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk

The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency.

SALIENT RISK PARITY FUND

Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk

As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk

Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

SALIENT RISK PARITY FUND

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Sovereign Debt Risk

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk

By investing in the Risk Parity Subsidiary, the Fund is indirectly exposed to the risks associated with the Risk Parity Subsidiary’s investments. The commodity-related instruments held by the Risk Parity Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Risk Parity Subsidiary will be achieved. The Risk Parity Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Risk Parity Subsidiary, and the Fund and the Risk Parity Subsidiary are both managed by the Advisor, making it unlikely that the Risk Parity Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Risk Parity Subsidiary, and the Fund’s role as sole shareholder of the Risk Parity Subsidiary. To the extent applicable to the investment activities of the Risk Parity Subsidiary, the Risk Parity Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Risk Parity Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Swap Agreements Risk

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

SALIENT RISK PARITY FUND

Tax Risk

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The Fund’s investment in the Risk Parity Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Risk Parity Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Law Change Risk

Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Risk Parity Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Risk Parity Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Risk Parity Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of broad-based securities market indices, the MSCI AC World Index Total Return and the Barclays Aggregate Bond Index, and a composite securities market index, the 60/40 Index, consisting of an allocation of 60% MSCI AC World Index Total Return (Equities) and 40% Barclays Aggregate Bond Index (Bonds). If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

SALIENT RISK PARITY FUND

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	12/31/2014	8.16%
Worst Quarter:	6/30/2013	(15.41)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI AC World Index Total Return, the Barclays Aggregate Bond Index and the 60/40 Index.

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception of Class
Class I
Return Before Taxes	13.99%	4.24% [1]
Return After Taxes on Distributions	10.03%	1.69% [1]
Return After Taxes on Distributions and Sale of Fund Shares	9.78%	2.49%[1]
Class A Returns Before Taxes	7.31%	2.22% [2]
Class C Returns Before Taxes	11.84%	3.08%[3]
MSCI AC World Index Total Return (reflects no deduction for fees, expenses or taxes)	4.16%	16.06%[4]
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.97%	2.02%[4]
60/40 Index (reflects no deduction for fees, expenses or taxes)[5]	5.01%	10.38%[4]

1	Class I commenced operations 7/9/2012.

2	Class A commenced operations 11/15/2012.

3	Class C commenced operations 10/01/2012.

4	Since the commencement of Class I shares.

5	The 60/40 Index represents an allocation of 60% MSCI AC World Index Total Return (Equities), 40% Barclays Aggregate Bond Index (Bonds) — formerly the Lehman Aggregate Bond Index through November 2008.

Investment Management

Investment advisor — Salient Advisors, L.P. (“Salient Advisors” or “Advisor”). Salient Advisors is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

Portfolio Management

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

Roberto M. Croce, Ph.D. — Director of Quantitative Research, Salient; Portfolio Manager of the Fund since inception.

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500, and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient MLP & Energy Infrastructure Fund II (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.21%	0.21%	0.21%

Total Annual Fund Operating Expenses(3)	1.41%	2.16%	1.16%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	The Fund liquidated its formerly wholly-owned subsidiary, Salient MLP & Energy Infrastructure Fund II, Inc. (the “Domestic Subsidiary“), on September 2, 2014. The Domestic Subsidiary had a deferred tax liability, which is reflected in the Fund’s net asset value. The Fund will not incur such liability in the future and therefore Other Expenses have been adjusted accordingly.
(3)	Under the Expense Limitation Agreement, Salient Capital Advisors, LLC (“Salient Capital” or “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$686	$686	$319	$219	$118	$118
3 Years	$972	$972	$676	$676	$368	$368
5 Years	$1,279	$1,279	$1,159	$1,159	$638	$638
10 Years	$2,148	$2,148	$2,493	$2,493	$1,409	$1,409

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2014 was 19% of the average value of its portfolio.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund invests in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships, and their affiliates. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund’s investments in the securities of MLPs, at the time of investment, will not exceed 25% of total assets.

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Concentration Risk

Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

energy infrastructure sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Midstream Energy Infrastructure Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Equity Securities Risk

Equity securities for MLPs and Energy Infrastructure Companies may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure.

High Portfolio Turnover Risk

To the extent that the Fund makes investments on a shorter-term basis the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Industry Specific Risk

The MLPs and Energy Infrastructure Companies, including Midstream MLPs and Energy Infrastructure Companies, in which the Fund invests, are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

Leverage Risk

The Fund may make investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risks

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers,

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Tax Risk

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect any or all of the Fund, the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the Alerian MLP Index, the benchmark index selected for the Fund Index. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	6/30/2014	19.91%
Worst Quarter:	12/31/2014	(12.81)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Alerian MLP Index.

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception of Class
Class I
Return Before Taxes	8.56%	18.34%[1]
Return After Taxes on Distributions	8.25%	17.89%[1]
Return After Taxes on Distributions and Sale of Fund Shares	5.12%	14.24%[1]
Class A Returns Before Taxes	2.41%	16.02%[2]
Class C Returns Before Taxes	6.53%[3]	17.10%[3]
Alerian MLP Index (reflects no deduction for fees, expenses or taxes)[5]	4.81%	11.75%[4]

1	Class I commenced operations 9/19/2012.

2	Class A commenced operations 12/21/2012.

3	Class C commenced operations 1/8/2013.

4	Since the commencement of Class I shares.

5	The Alerian MLP Index is a composite of the 50 most prominent energy MLPs that provides investors with an unbiased, comprehensive benchmark for the MLP asset class. The index is calculated using a float-adjusted, capitalization-weighted methodology.

Investment Management

Investment advisor — Salient Capital Advisors, LLC (“Salient Capital” or “Advisor”). Salient Capital is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

Portfolio Management

Greg Reid — President and CEO of the Fund since inception

Ted Gardner, CFA — Portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500 and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT ALTERNATIVE BETA FUND

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Alternative Beta Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information (“SAI”) under “Initial Sales Charge on Class A Shares.”

Shareholder Fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	1.14%	1.14%	1.14%

Total Annual Fund Operating Expenses	2.34%	3.09%	2.09%
Less Management Fee Waiver/Reimbursement(3)	0.67%	0.67%	0.67%
Net Annual Expenses	1.67%	2.42%	1.42%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	“Other Expenses” include the indirect expenses associated with the Fund’s investment in its subsidiary, Salient Alternative Beta Offshore Fund Ltd. (the “Alternative Beta Subsidiary”).
(3)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage and transactional expenses, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund’s investments in the Alternative Beta Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets, and are estimated for the Fund’s first year of operations. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$710	$710	$345	$245	$145	$145
3 Years	$1,180	$1,180	$891	$891	$590	$590
5 Years	$1,674	$1,674	$1,562	$1,562	$1,062	$1,062
10 Years	$3,030	$3,030	$3,355	$3,355	$2,368	$2,368

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.

SALIENT ALTERNATIVE BETA FUND

The Fund’s portfolio turnover for the fiscal year ended December 31, 2014 was 0% of the average value of its portfolio. Under applicable requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate shown above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund invests both long and short primarily in futures and forward contracts but may also invest in other financial instruments, which may include securities as well as derivatives, in order to gain exposure to a variety of non-traditional risk premia identified by the Advisor. Risk premia, plural for a risk premium, are the excess positive expected returns from exposures to or strategies in various asset classes/markets and investment styles (as discussed below) above the risk-free rate represented by cash or government bonds. The Fund will also hold a large portion of its assets either directly or indirectly (through the Alternative Beta Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

Investment Process

The Advisor’s investment process begins with analysis and systematic identification of various factors, which may include by way of example but not limitation market inefficiencies, market participant behaviors, supply and demand imbalances, market expectations and cyclical trends that the Advisor believes provide non-traditional risk premia.

Once identified, the Advisor determines which global markets (such as equity, commodity, currency, interest rate and other markets) are appropriate for each risk premium and whether to gain exposure to the risk premium by directly investing in financial instruments using its own systematic strategies, or indirectly by entering into a derivatives transaction with a third party.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Investment Types

The Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in futures, swaps and forward contracts, cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions; and by investing in the Alternative Beta Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading.

Geographic Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

SALIENT ALTERNATIVE BETA FUND

Commodities Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are

SALIENT ALTERNATIVE BETA FUND

motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, swaptions, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk

The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk

Equity securities may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

Foreign Securities Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk

The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency.

SALIENT ALTERNATIVE BETA FUND

Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk

As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk

Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

SALIENT ALTERNATIVE BETA FUND

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Sovereign Debt Risk

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk

By investing in the Alternative Beta Subsidiary, the Fund is indirectly exposed to the risks associated with the Alternative Beta Subsidiary’s investments. The commodity-related instruments held by the Alternative Beta Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Alternative Beta Subsidiary will be achieved. The Alternative Beta Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Alternative Beta Subsidiary, and the Fund and the Alternative Beta Subsidiary are both managed by the Advisor, making it unlikely that the Alternative Beta Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Alternative Beta Subsidiary, and the Fund’s role as sole shareholder of the Alternative Beta Subsidiary. To the extent applicable to the investment activities of the Alternative Beta Subsidiary, the Alternative Beta Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Alternative Beta Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Swap Agreements Risk

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

SALIENT ALTERNATIVE BETA FUND

Tax Risk

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The Fund’s investment in the Alternative Beta Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Alternative Beta Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Law Change Risk

Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Alternative Beta Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Alternative Beta Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Alternative Beta Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compare with those of the HFRI Macro (Total) Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

SALIENT ALTERNATIVE BETA FUND

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	12/31/2014	10.28%
Worst Quarter:	3/31/2014	(17.88)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the HFRI Macro (Total) Index.

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception of Class
Class I
Return Before Taxes	(9.10)%	(5.58)%[1]
Return After Taxes on Distributions	(13.40)%	(8.03)%[1]
Return After Taxes on Distributions and Sale of Fund Shares	(4.17)%	(4.99)%[1]
Class A Returns Before Taxes	(14.20)%	(10.75)%[2]
Class C Returns Before Taxes	(10.60)%	(8.54)%[3]
HFRI Macro (Total) Index (reflects no deduction for fees, expenses or taxes)	5.71%	2.36%[4]

1	Class I commenced operations February 28, 2013.

2	Class A commenced operations March 28, 2013.

3	Class C commenced operations March 28, 2013.

4	Since the commencement of Class I shares.

Investment Management

Investment advisor — Salient Advisors, L.P. (“Salient Advisors” or “Advisor”). Salient Advisors is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

Portfolio Management

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

Roberto M. Croce, Ph.D. — Director of Quantitative Research, Salient; Portfolio Manager of the Fund since inception.

William K. Enszer — Director of Investments, Salient; Portfolio Manager of the Fund since inception.

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500, and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT TREND FUND

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Trend Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information (“SAI”) under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.79%	0.79%	0.79%

Total Annual Fund Operating Expenses	1.99%	2.74%	1.74%
Less Management Fee Waiver/Reimbursement(3)	0.26%	0.26%	0.26%
Net Annual Expenses	1.73%	2.48%	1.48%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	“Other Expenses” include the indirect expenses associated with the Fund’s investment in its subsidiary, the Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”).

(3)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with the Fund’s investments in the Trend Subsidiary, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets, and are estimated for the Fund’s first year of operations. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$716	$716	$351	$251	$151	$151
3 Years	$1,116	$1,116	$826	$826	$523	$523
5 Years	$1,541	$1,541	$1,427	$1,427	$919	$919
10 Years	$2,720	$2,720	$3,052	$3,052	$2,030	$2,030

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2014 was 0% of the average value of its portfolio. Under applicable

SALIENT TREND FUND

requirements, derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate which leads to the 0% portfolio turnover rate shown above. If these instruments were included in the calculation, the Fund would have a high portfolio turnover rate.

Principal Investment Strategies

The Fund invests both long and short primarily in futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

Investment Process

The Advisor’s investment process begins with the construction of a proprietary, systematic trend-following strategy. Next, the Advisor determines which global markets are appropriate for this strategy. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Investment Types

The Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in forward contracts, futures contracts, cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions; and by investing in the Trend Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands for purposes of certain of the Fund’s derivatives trading.

Geographic Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.

This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Commodities Risk

Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or

SALIENT TREND FUND

sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•	Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

SALIENT TREND FUND

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, swaptions, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk

The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk

Equity securities may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

Foreign Securities Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Forward and Futures Contract Risk

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk

The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency. Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk

As part of the Fund’s principal investment strategy, the Fund makes investments in futures contracts, forward currency contracts and other derivative instruments. The futures

SALIENT TREND FUND

contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Model and Data Risk

Given the complexity of the investments and strategies of the Fund, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when

SALIENT TREND FUND

the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Sovereign Debt Risk

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk

By investing in the Trend Subsidiary, the Fund is indirectly exposed to the risks associated with the Trend Subsidiary’s investments. The commodity-related instruments held by the Trend Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Trend Subsidiary will be achieved. The Trend Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Trend Subsidiary, and the Fund and the Trend Subsidiary are both managed by the Advisor, making it unlikely that the Trend Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in the Trend Subsidiary, and the Fund’s role as sole shareholder of the Trend Subsidiary. To the extent applicable to the investment activities of the Trend Subsidiary, the Trend Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Trend Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund, including resulting in its orderly winding-up.

Swap Agreements Risk

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Risk

In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain commodity-linked derivative

SALIENT TREND FUND

instruments in which the Fund invests is not considered qualifying income. The Fund will therefore attempt to restrict its income from commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10 percent of its gross income.

The Fund’s investment in the Trend Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by the Trend Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Law Change Risk

Although the Internal Revenue Service (“IRS”) has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary such as the Trend Subsidiary that invests in such commodity-linked derivative instruments does constitute qualifying income. The Fund has not applied for such a private letter ruling, but relies upon an opinion of counsel based on customary representations that income derived from the Trend Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Fund from the Trend Subsidiary, the Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that the Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of the Barclay BTOP 50 Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	12/31/2014	21.72%
Worst Quarter:	3/31/2014	(16.70)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax

SALIENT TREND FUND

returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the Barclay BTOP 50 Index.

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception of Class
Class I
Return Before Taxes	14.21%	18.21%[1]
Return After Taxes on Distributions	12.39%	15.01%[1]
Return After Taxes on Distributions and Sale of Fund Shares	8.87%	12.93% [1]
Class A Returns Before Taxes	7.68%	12.71%[2]
Class C Returns Before Taxes	12.08%	15.46%[3]
Barclay BTOP 50 Index (reflects no deduction for fees, expenses or taxes)	12.57%	6.60%[4]

1	Class I commenced operations January 2, 2013.

2	Class A commenced operations March 28, 2013.

3	Class C commenced operations March 28, 2013.

4	Since the commencement of Class I shares.

Investment Management

Investment advisor — Salient Advisors, L.P. (“Salient Advisors” or “Advisor”). Salient Advisors is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

Portfolio Management

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

Roberto M. Croce, Ph.D — Director of Quantitative Research, Salient; Portfolio Manager of the Fund since inception.

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500, and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT GLOBAL EQUITY FUND

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Global Equity Fund (the “Fund”) is to seek long term capital appreciation.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information (“SAI”) under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fee	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.56%	0.56%	0.56%
Acquired Fund Fees and Expenses(2)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses(2)	2.15%	2.90%	1.90%
Less Management Fee Waiver/Reimbursement(3)	0.21%	0.21%	0.21%
Net Annual Expenses	1.94%	2.69%	1.69%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average
Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.

(3)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.85% for Class A, 2.60% for Class C, and 1.60% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$736	$736	$372	$272	$172	$172
3 Years	$1,167	$1,167	$878	$878	$577	$577
5 Years	$1,623	$1,623	$1,510	$1,510	$1,007	$1,007
10 Years	$2,881	$2,881	$3,209	$3,209	$2,205	$2,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities and investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the fiscal year ended December 31, 2014 was 83% of the average value of its portfolio.

SALIENT GLOBAL EQUITY FUND

Principal Investment Strategies

The Fund invests primarily in exchange-traded global equities, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

Investment Process

The Advisor utilizes a hybrid investment process that combines top-down thematic views with a fundamental bottom-up security selection process to build a portfolio of approximately 40 to 60 stocks. The positions fall into three categories:

•	Capital Growth: companies with sustainable competitive advantages and attractive industry or thematic tailwinds which trade at reasonable valuations and are expected to compound value over time;

•	Yield: companies with above-average dividend yields and/or cash flow yields with modest growth expectations; and

•

Opportunistic: companies that are undergoing significant structural or cyclical changes (or companies within industries undergoing these types of changes) that are likely to transform the future value creation potential of the underlying businesses.

The Advisor applies fundamental research on these companies to construct a portfolio that is diversified across sectors and geography. All selected securities are subjected to valuation discipline and have predetermined upside/downside valuation targets. In general, no individual position typically is more than 5% of the Fund’s portfolio (at cost) and the top ten positions typically will not exceed approximately 40% of the portfolio. The Advisor also employs dynamic limits on maximum country and industry exposure. There are no limitations on the market capitalizations of the issuers in which the Fund may invest.

Typically, the Advisor intends that approximately 70%-85% of the Fund will be invested in developed markets, with the remaining portfolio invested in the emerging markets. The Fund may, however, invest less than 15% of its portfolio in emerging markets at any given time. The Fund selectively hedges its exposure to foreign currencies. The Advisor may employ systematic or “rules based” overlays (for example using futures and other derivatives) designed to hedge the portfolio and reduce exposure in an attempt to control volatility and/or to supplement the portfolio and increase exposure.

Investment Types

The Fund invests primarily in exchange-traded securities on a global basis, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

Geographic Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.

This flexibility allows the Fund to take advantage of investments and equity markets around the world, which include emerging markets.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation

SALIENT GLOBAL EQUITY FUND

or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Currency Risk

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, swaptions, and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk

The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk

Equity securities may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

Foreign Securities Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Interest Rate Risk

Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency.

SALIENT GLOBAL EQUITY FUND

Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage Risk

The Fund may invest in futures contracts, forward currency contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Short Sale Risk

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the Investment Company Act of 1940, as amended (“1940 Act”).

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the

SALIENT GLOBAL EQUITY FUND

Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for 1 year and since the inception of the Fund compared with those of the MSCI All Country World Index, the benchmark index selected for the Fund. If the Advisor had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The bar chart below shows the Fund’s annual returns for Class I Shares. The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter:	6/30/2014	3.54%
Worst Quarter:	9/30/2014	(3.18)%

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI All Country World Index.

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Inception of Class
Class I
Return Before Taxes	1.86%	10.97%[1]
Return After Taxes on Distributions	1.07%	10.08%[1]
Return After Taxes on Distributions and Sale of Fund Shares	1.71%	8.33%[1]
Class A Returns Before Taxes	(4.06)%	6.10%[2]
Class C Returns Before Taxes	(0.16)%	8.45%[3]
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	4.16%	11.96%[4]

1	Class I commenced operations January 3, 2013.

2	Class A commenced operations February 4, 2013.

3	Class C commenced operations February 4, 2013.

4	Since the commencement of Class I shares.

Investment Management

Investment advisor — Salient Advisors, L.P. (“Salient Advisors” or “Advisor”). Salient Advisors is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

SALIENT GLOBAL EQUITY FUND

Portfolio Management

Ajay Mehra — Managing Director and Head of Equities, Salient; Portfolio Manager of the Fund since inception.

Lee Partridge, CFA — Chief Investment Officer, Salient; Portfolio Manager of the Fund since inception.

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500, and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT MLP FUND

Fund Summary

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient MLP Fund (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fee	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses
Other Operating and Professional Expenses	3.19%	3.19%	3.19%
Interest Expense Related to Borrowings	0.33%	0.33%	0.33%

Total Other Expenses	3.52%	3.52%	3.52%
Deferred Income Tax Expense(2)	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	4.72%	5.47%	4.47%
Less Management Fee Waiver/Reimbursement(3)	2.84%	2.84%	2.84%
Net Annual Expenses	1.88%	2.63%	1.63%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	Deferred Income Tax Expense reflects deferred tax liability, if any, that may be incurred by the Fund. The Fund is classified for federal income tax purposes as a domestic taxable corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability, if any, associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected in the Fund’s net asset value per share. The Fund’s deferred tax liability/benefit, if any, depends upon the Fund’s net investment income or loss, gains and losses on investments, and deductions and credits during a taxable year. This amount may vary greatly from year to year and even day to day depending on the nature of the Fund’s investment holdings, the performance of those investments and general market conditions. Actual deferred income tax expense, if any, is incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors.

(3)	Under the Expense Limitation Agreement, Salient Capital Advisors, LLC (“Salient Capital” or the “Advisor”) has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets, and are estimated for the Fund’s first year of operations. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes Fund expenses will not change

SALIENT MLP FUND

over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$730	$730	$366	$266	$166	$166
3 Years	$1,653	$1,653	$1,381	$1,381	$1,095	$1,095
5 Years	$2,581	$2,581	$2,485	$2,485	$2,034	$2,034
10 Years	$4,923	$4,923	$5,200	$5,200	$4,425	$4,425

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. From April 2, 2014 (the day the Fund commenced operations) through December 31, 2014, the Fund’s portfolio turnover was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs. The Fund may also invest in securities of Other Energy Companies and securities issued by open and closed-end investment companies, including money market funds, actively-managed and index exchange-traded funds (“ETFs”) and exchange traded notes (“ETNs”), U.S. government securities, debt securities, cash and/or other cash equivalents, as investments or to provide asset coverage for any borrowings. The Fund may also use certain derivatives such as swaps, options and futures to hedge and/or supplement its investment portfolio. The Fund’s investments may be in issuers of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities that are structured as “master limited partnerships,” which are limited partnerships and limited liability companies (and certain of their general partners and affiliates) that are publicly traded and are treated as partnerships for U.S. federal income tax purposes. The Fund intends to focus on investment in “Midstream MLPs,” which are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products, and other energy sources.

Other Energy Companies means companies that own and operate assets, including interests in MLPs, that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. Such companies, for purposes of this definition, (a) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or have such assets that represent the majority of their assets, or (b) are MLP Affiliates. “MLP Affiliates” means affiliates of MLPs, such as MLP general partners, substantially all of whose assets consist of units or ownership interests of an affiliated Master Limited Partnership (which may include general partner interests, incentive distribution rights, common units and subordinated units) and are structured as C Corporations for U.S. federal income tax purposes. MLP Affiliates are not treated as partnerships for U.S. federal income tax purposes.

The Fund utilizes leverage through borrowings in seeking its objective. The Fund will seek to use such borrowings to minimize the effects of deferred tax liability accruing on any unrealized gains and arising from the Fund’s taxable structure. Any borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that the Fund may borrow an amount up to 33  1/3% of the value of its total assets (which represents 50% of net assets), although the Fund currently anticipates that its borrowings generally will be approximately 25% of the value of its total assets (which represents 37.5% of net assets). There may be times when the Fund determines not to use borrowings.

The Fund may engage in covered call writing. The Fund may write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls). The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Other Energy Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a

SALIENT MLP FUND

“bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Concentration Risk

Under normal circumstances, the Fund concentrates its investments in the group of industries that comprise the energy sector. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of

SALIENT MLP FUND

rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities (including for equity securities of MLPs and certain Other Energy Companies) are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Deferred Tax Risk

The Fund, unlike most open-end funds, is classified for federal tax purposes as a domestic taxable corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund will incur tax expenses. This treatment is still a relatively recent strategy for open-end funds, and it involves complicated accounting, tax and valuation aspects that may cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and its shareholders.

The Fund accrues a deferred income tax liability, at the current effective maximum statutory federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions it receives on equity securities of MLPs considered to be returns of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. On the Fund’s sale of a portfolio security, it may recognize gains for federal, state and local income tax purposes, which may result in income taxes imposed on the Fund. No assurance can be given that such taxes will not exceed the Fund’s deferred tax liability assumptions for purposes of computing its net asset value per share, which would result in an immediate reduction of that value, which could be material.

The Fund accrues a deferred tax asset, which will increase its net asset value, that reflects an estimate of its future tax benefit associated with net operating losses and unrealized losses. A deferred tax asset may be used to reduce a subsequent period’s income tax expense, subject to certain limitations. To the extent the Fund has a deferred tax asset balance, it will, in connection with the calculation of its net asset value per share, assess whether a valuation allowance, which would offset some or all of the value of its deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of its deferred tax asset. However, to the extent the final valuation allowance differs from the estimates the Fund used in calculating its net asset value, the application of such final valuation allowance could have a material impact on that value.

The Fund’s deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such liability or asset balances are realized. The Fund relies to some extent on information provided by MLPs regarding the tax characterization of their distributions, which may not be provided to the Fund on a timely basis, to estimate its deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund’s estimates are made in good faith; however, the estimates used to calculate the Fund’s net asset value could vary dramatically from its actual tax liability, and, as a result, the determination of its actual tax liability may have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund’s estimates or assumptions and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on the tax treatment of net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s net asset value per share, which could be material.

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the

SALIENT MLP FUND

Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

ETNs Risk

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Equity Securities Risk

Equity securities for MLPs and Other Energy Companies may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure.

Forward and Futures Contract Risk

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk

To the extent that the Fund makes investments on a shorter-term basis the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Industry Specific Risk

The MLPs and Other Energy Companies, including Midstream MLPs, in which the Fund invests are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an MLP or Other Energy Company to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of MLPs and Other Energy Companies.

•	Extreme weather or other natural disasters could impact the value of MLP and Other Energy Company securities.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for MLP and Other Energy Company securities.

Investment in Money Market Mutual Funds Risk

The Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency.

SALIENT MLP FUND

Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

Leverage and Borrowing Risk

The use of borrowing creates leverage, which may exaggerate the effect on the Fund’s net asset value of any change in the value of the MLPs or other investments purchased with the borrowings. Successful use of borrowing is dependent on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. The Fund’s ability to obtain leverage through borrowings depends on its ability to establish and maintain a line of credit. Upon the expiration of the term of any such arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at increased costs to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage below necessary amounts. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the investments purchased and could exceed the Fund’s investment income. The Fund also may make investments in options, swaps and futures contracts or other derivative instruments. These and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

Liquidity Risk

Although common units of MLPs trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions.

The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Manager Risk

If the Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

MLP Risks

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers,

SALIENT MLP FUND

including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

New Fund Risk

The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk

The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Swap Agreements Risk

Swap agreements involve the risk that the party with whom a fund has entered into the swap will default on its obligation to pay the fund and the risk that the fund will not be able to meet its obligations to pay the other party to the agreement.

Tax Law Change Risk

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and

Other Energy Companies in which the Fund invests. Any such changes could negatively impact the Fund’s shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a reduction in the value of an investment in the Fund.

Volatility Risk

The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or decreases in value over short periods of time.

U.S. Government Securities Risk

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Performance Information

As of the date of this Prospectus, the Fund has not completed a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Alerian MLP Index, the benchmark index selected for the Fund. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from

SALIENT MLP FUND

year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Investment Management

Investment advisor — Salient Capital Advisors, LLC (“Salient Capital” or “Advisor”). Salient Capital is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”).

Portfolio Management

Greg Reid — President and Portfolio Manager of the Fund since inception

Ted Gardner, CFA — Portfolio Manager of the Fund since inception

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500 and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. There are no subsequent investment requirements for any class of shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions other than any returns of capital are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

The Fund anticipates that a significant portion of its distributions to shareholders will consist of return of capital for U.S. federal income tax purposes. The amount of the Fund’s distribution that constitutes a return of capital represents a return of a shareholder’s original investment in shares. In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s basis in the Fund’s shares and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund. Distributions in excess of a shareholder’s adjusted tax basis in its shares are generally treated as capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT BROADMARK TACTICAL PLUS FUND

Fund Summary

A Shares, C Shares, I Shares and F Shares

Investment Objective

The Salient Broadmark Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Salient funds contained in the Salient MF Trust. More information about these and other discounts is available from your financial professional and on page 96 of the prospectus under “Sales Charge Reductions and Waivers” or page 81 of the Fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)
	Class A		Class C		Class I	Class F
Maximum Front-End Sales Charge (load) on Purchases as a % of purchase price	5.50%		None		None	None
Maximum Deferred Sales Charge (load) as a % of purchase or sale price, whichever is less	1.00%	(1)	1.00%	(1)	None	None

Small account fees (for fund account balances under $1,000)
Class A	Class C	Class I	Class F
$15	$15	None	None

Annual Fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class F
Management Fee	1.45%	1.45%	1.45%	1.45%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(2)	2.98%	74.88%	3.12%	1.48%
Acquired Fund Fees and Expenses(3)	0.17%	0.17%	0.17%	0.17%

Total Annual Fund Operating Expenses	4.85%	77.50%	4.74%	3.10%
Less Management Fee Waiver/Reimbursement(4)	2.63%	74.53%	2.77%	1.44%
Net Annual Expenses	2.22%	2.97%	1.97%	1.66%

(1)	Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that are not subject to a front-end sales charge, but for which a commission or finder’s fee is paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

(2)	“Other Expenses” have been estimated for the Fund’s first year of operations, except that “Other Expenses” for Class F shares are based on the historical expenses of Broadmark Tactical (as defined below). Other Expenses include expenses related specifically to each class, such as transfer agent fees, state registration fees and certain printing fees.

(3)	Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.

(4)	Under the Expense Limitation Agreement, Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”) has contractually agreed to waive all or a portion of its management fees and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. Management fee waivers are expressed in the table as a percentage of net assets, and are estimated for the Fund’s first year of operations. The Expense Limitation Agreement for Class F shares expires on the third anniversary of the closing of the reorganization of Broadmark Tactical (as defined below) into the Fund (the “Reorganization”) and the Expense Limitation Agreement for Class A, Class C, and Class I shares expires on July 31, 2016, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances. The Advisor is permitted to recover expenses attributable to the Fund or a class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the Expense Limitation Agreement, the Fund will not reimburse such expenses beyond three years from the end of such year in which the Advisor waived a fee or reimbursed an expense. Any such recovery by the Advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the Fund for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. For Class C shares, the expense examples may differ if shares are sold or

SALIENT BROADMARK TACTICAL PLUS FUND

kept at the end of the period. The example assumes a 5% average annual return. The example assumes Fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A	Class A	Class C	Class C	Class I	Class I	Class F	Class F
Shares	Sold	Kept	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	$763	$763	$400	$300	$200	$200	$169	$169
3 Years	$1,706	$1,706	$6,727	$6,727	$1,179	$1,179	$677	$677

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover for the period December 1, 2014 through December 31, 2014 was 0% of the average value of its portfolio. The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the Fund’s predecessor Broadmark Tactical Plus Fund (“Broadmark Tactical”), a series of Broadmark Funds. Broadmark Tactical’s portfolio turnover for the fiscal year ended November 30, 2014 was 153% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures and options on fixed-income instruments, such as futures on government securities.

Broadmark Asset Management LLC’s (the “Sub-Advisor”) investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

SALIENT BROADMARK TACTICAL PLUS FUND

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s principal risk factors are listed below. The Fund’s shares will go up and down in price, meaning that you could lose money by investing in the Fund. Many factors influence a mutual fund’s performance. An investment in the Fund is not intended to constitute a complete investment program and should not be viewed as such. Before investing, be sure to read the additional descriptions of these risks beginning on page 70 of the prospectus.

As an overall matter, instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Cash and Cash Equivalents Risk. It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Debt Securities Risk

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated by the rating agencies in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade, but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may decline in

SALIENT BROADMARK TACTICAL PLUS FUND

value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Sub-Advisor.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk

The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps and swaptions. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Emerging Market Risk

The Fund may have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk

Equity securities may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure. The Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

Exchange-Traded Fund (“ETF”) Risk

Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Many ETFs have obtained exemptive relief from the Securities and Exchange Commission (the “SEC”) permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Foreign Securities Risk

Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

•

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

SALIENT BROADMARK TACTICAL PLUS FUND

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Hedging Risk

Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. Moreover, hedging may cause the Fund to lose money and may reduce the opportunity for gain.

High Portfolio Turnover Risk

To the extent that the Fund makes investments on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions.

Leverage Risk

The Fund may make investments in options, swaps and futures contracts or other derivative instruments. These and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. In connection with derivatives investments, the Fund will be required to maintain specified asset coverage with respect to such investments by both the 1940 Act and the terms of these investments. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage below necessary amounts.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank

Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

New Fund Risk

The Fund is newly-formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Short Sale Risk

The Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. The Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Fund must set aside “cover” for short sales to comply with applicable SEC provisions under the 1940 Act.

SALIENT BROADMARK TACTICAL PLUS FUND

Small and Mid-Capitalization Securities Risk

The Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Sub-Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers. Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Volatility and Creditworthiness Risk

Recent events have resulted, and may result from time to time, in unusually high volatility in the financial markets. In 2011, S&P downgraded the U.S. government’s credit rating from AAA to AA+. This unprecedented downgrade and the U.S. government’s ongoing difficulties agreeing on a long-term budget could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a lowered credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

Performance Information

Broadmark Tactical was reorganized into the Fund on December 12, 2014 (the “Reorganization”). In the Reorganization, Broadmark Tactical contributed its assets to the Fund, and Investor Class and Institutional Class shares of Broadmark Tactical were exchanged for Class F shares of the Fund. The Fund’s investment objective, strategies and policies are in all material respects equivalent to those of Broadmark Tactical.

The information below is based on the performance information of the combined fund resulting from the Reorganization and that of Broadmark Tactical prior to the Reorganization (adjusted as necessary to reflect the fees applicable to each of the Fund’s classes of shares, respectively). Beginning December 12, 2014, performance reflects the performance of the Fund and the actual fees and expenses of each of its share classes. The returns of Class A Shares and Class C Shares are lower than those of Class I Shares due to the lower fees and expenses associated with Class I Shares, and the returns of Class F Shares are higher than those of Class I Shares due to the higher fees and expenses associated with Class I Shares.

The bar chart and table below provide some indication of the risks of investing in the Fund.

The table compares the average annual total returns of Class I Shares of the Fund for the periods stated to those of a broad-based securities market index. Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be found on the Trust’s website at www.salientfunds.com or by calling 1-866-667-9228.

The Standard & Poor’s 500 Index (the “S&P 500 Index”) is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, the returns of the S&P 500 Index do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

Past performance (before and after taxes) does not indicate future results.

Annual Total Returns as of 12/31 for Class I Shares1

[1]

The returns prior to the Reorganization reflects that of Broadmark Tactical adjusted to reflect the fees and expenses of Fund’s Class I Shares. Other classes have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

Best Quarter:	12/31/2013	9.62%
Worst Quarter:	3/31/2014	(2.93)%

SALIENT BROADMARK TACTICAL PLUS FUND

Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	Since Date of Inception December 31, 2012
Class I
Return Before Taxes	3.81%	10.99%
Return After Taxes on Distributions	3.40%	10.22%
Return After Taxes on Distributions and Sale of Fund Shares	2.41%	8.27%
Class A Returns Before Taxes	(2.11)%	7.64%
Class C Returns Before Taxes	1.83%	9.91%
Class F Returns Before Taxes	4.12%	11.33%
Standard & Poor’s 500 Index (reflects no deduction for fees, expenses or taxes)	13.69%	22.68%

Past performance is no indication of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Investor Class shares only and will vary from the after-tax returns of Institutional Class shares, which have a different expense ratio.

Investment Management

Investment advisor — Salient Advisors, L.P. (“Salient Advisors” or the “Advisor”).

Investment sub-advisor — Broadmark Asset Management LLC (the “Sub-Advisor”).

Portfolio Management

Christopher J. Guptill — Chief Investment Officer and Co-Chief Executive Officer of the Sub-Advisor, is the portfolio manager of the Fund and has been since the Fund’s inception. Mr. Guptill was also responsible for the day-to-day management of Broadmark Tactical’s portfolio since that fund’s inception.

Purchase and Sale of Fund Shares

Subject to certain exceptions, the minimum initial investment requirement for Class A and Class C shares of the Fund is $2,500 and the minimum initial investment requirement for Class I shares of the Fund is $1,000,000. Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical with

Salient Broadmark Tactical Plus Fund. Only shareholders who acquire Class F shares pursuant to the Reorganization may purchase additional Class F shares. There are no subsequent investment requirements for Class A, Class C, Class I, or Class F shares of the Fund. You may redeem shares of the Fund on any business day by mail: Salient MF Trust, P.O. Box 182607, Columbus, Ohio 43218-2607; or by calling the Fund’s transfer agent at: 1-866-667-9228.

Taxes

The Fund’s distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax and/or penalties.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner or retirement plan administrator), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

SALIENT RISK PARITY FUND

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Risk Parity Fund (the “Fund”) is to seek long term capital appreciation.

Principal Investment Strategies

The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries and global commodities markets. The fund will also hold a large portion of its assets either directly or indirectly (through the Risk Parity Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of Trustees (the “Board”) of the Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Asset Classes and Strategies

The Advisor allocates investment exposure broadly across the following global asset classes and strategies:

(1)	Equities. Sub-asset classes include:
a.	United States
b.	Other developed countries
c.	Emerging markets

(2)	Interest Rates, represented by developed markets government fixed income.

(3)	Commodities. Sub-asset classes include:
a.	Energy
b.	Agriculture
c.	Metals

(4)	Momentum Strategy. The Advisor believes that momentum, or the continuation of recent price trends, is prevalent in most markets, and it attempts to capitalize on this by utilizing a trend-following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will utilize the same futures contracts that the Advisor selects to gain exposures to the asset classes in items (1), (2) and (3) above, and it will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining.

The broad asset classes and strategies are determined based on their respective correlation and volatility contributions across different market environments.

Investment Process

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets; then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. As a result, the number of instruments in which the Fund invests at any time may be higher or lower than its universe of representative assets.

The Fund intends to gain exposure to these asset classes by investing in a variety of investment instruments, as discussed below. The Fund generally expects to maintain investments in approximately 50 different instruments, each of whose performance is expected to reflect the performance of a specific underlying asset or security. Generally, the Advisor selects representative assets with the goal of having a portfolio of assets within each asset class that is as broad as possible as long as the instruments used to gain exposure to the asset meets the Advisor’s minimum liquidity guidelines for inclusion.

The Advisor then constructs a portfolio utilizing these assets that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each

SALIENT RISK PARITY FUND

security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance. To date the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

The Advisor targets a 15% rolling 12-month volatility for the Fund, and the Fund is expected to experience realized volatility of between 10% and 20% throughout each 12 month period, although it may differ according to market conditions. Actual or realized volatility can and will differ from the anticipated and target volatility described. There is no assurance that the Fund’s use of investment instruments providing exposure will enable the Fund to achieve its investment objective.

Investment Types

Generally, the Fund primarily gains exposure to asset classes by investing in different types of instruments including, but not limited to: currency forwards, currency futures, swap agreements, equity futures, commodity futures, bond futures, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Risk Parity Subsidiary, a wholly-owned and controlled subsidiary of the

Fund, organized under the laws of the Cayman Islands. The Risk Parity Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Risk Parity Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Risk Parity Subsidiary. Generally, the Risk Parity Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Risk Parity Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Risk Parity Subsidiary may invest without limitation in commodity-linked derivatives, however, the Risk Parity Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Risk Parity Subsidiary, the Risk Parity Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Risk Parity Subsidiary and shares of the Risk Parity Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Risk Parity Subsidiary to the extent of the Fund’s investment in the Risk Parity Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use

SALIENT RISK PARITY FUND

leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient MLP & Energy Infrastructure Fund II (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund will invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares and preferred shares in MLPs and Energy Infrastructure Companies. The Fund also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships, and their affiliates. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets.

The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets, at the time of investment, in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls).

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Energy Infrastructure Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection process with an emphasis on the opportunity set and growth prospects for each target investment. Changes in the laws of the United States, including tax laws and regulations, could result in the inability of the Fund to operate as described in this prospectus and the SAI and could adversely affect the Fund (see “Tax Law Change Risk” below).

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund

SALIENT MLP & ENERGY INFRASTRUCTURE FUND II

to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

There can be no assurance that the Fund will achieve its objective.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

SALIENT ALTERNATIVE BETA FUND

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Alternative Beta Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Principal Investment Strategies

The Fund invests both long and short primarily in futures and forward contracts but may also invest in other financial instruments, which may include securities as well as derivatives, in order to gain exposure to a variety of non-traditional risk premia identified by the Advisor. Risk premia, plural for a risk premium, are the excess positive expected returns from exposures to or strategies in various asset classes/markets and investment styles (as discussed below) above the risk-free rate represented by cash or government bonds. The Fund will also hold a large portion of its assets either directly or indirectly (through the Alternative Beta Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Targeted Risk Premia

The Advisor believes that many of the risk premia it has identified are:

•	Persistent return streams whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures held by most investors;

•	responsible for a significant amount of the returns generated by many professional investment managers who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary risk premia targeted by the Advisor include:

•

Equity Risk Premium Strategy: The Equity Risk Premium Strategy seeks to profit from an array of systematic risk premia that exist in equity markets by gaining both long and short exposure to equities. This strategy systematically targets market inefficiencies created by factors including the behavioral characteristics of market participants, the uncertainty surrounding market events and volatility, and the varying speeds with which investors react to new information. Methods used to capture these premia include but are not limited to capturing risk premia associated with size, value, momentum, quality, announced mergers and spin-offs.

•

Commodity Risk Premium Strategy: The Commodity Risk Premium Strategy seeks to profit from systematic risk premia arising in commodity markets, arising from factors including the fundamental supply and demand relationship of an underlying commodity, the behavioral characteristics of market participants and the cost of carry of an underlying commodity. This strategy provides both long and short exposure to commodity futures. Methods used to capture these premia include but are not limited to momentum, capturing futures roll yield, avoiding negative rolling yield, extracting perceived calendar effects and employing substitution baskets based on statistical arbitrage.

•

Currency Risk Premium Strategy: The Currency Risk Premium Strategy seeks to profit from systematic risk premia that exist in global currency markets. These inefficiencies are driven by the varying speed with which investors react to new information, central bank policy, and the economic quality of currency-issuing countries. This strategy provides long and short exposure to global currencies. Methods used to capture these premia include but are not limited to carry based strategies, momentum based strategies and value-based strategies.

•

Interest Rates Premium Strategy: The Interest Rate Premium Strategy seeks to profit from systematic risk premia that exist in the markets for global interest rates arising from factors such as market expectations of central bank behavior, the behavioral characteristics of market participants, and price trends in global interest rate markets. This strategy provides long and short exposure to global government bond futures and other interest rate products. Methods used to

SALIENT ALTERNATIVE BETA FUND

capture these premia include but are not limited to carry-based approaches, capturing inflation risk premia, and momentum.

•

Other Strategies: Other Strategies may include investment techniques emphasizing risk-adjusted returns. These strategies will often seek to exploit pricing anomalies, cyclical trends, or other disparities across geographies and capital markets.

The Advisor regularly reviews and researches other potential risk premia and may add additional risk premia to the portfolio in its discretion.

Investment Process

The Advisor’s investment process begins with analysis and systematic identification of various factors, which may include by way of example but not limitation market inefficiencies, market participant behaviors, supply and demand imbalances, market expectations and cyclical trends that the Advisor believes provide non-traditional risk premia. Sources include academic research, discussions with various professional money managers and reports from a variety of financial institutions including investment banks.

Once identified, the Advisor determines which global markets (such as equity, commodity, currency, interest rate and other markets) are appropriate for each risk premium and whether to gain exposure to the risk premium by directly investing in financial instruments using its own systematic strategies, or indirectly by entering into a derivatives transaction with a third party.

In the case of direct exposure, the Advisor utilizes proprietary systematic strategies to gain exposure to the relevant risk premia by establishing a mixture of long and short positions in various markets, typically utilizing futures contracts.

In the case of indirect exposure, the Advisor has determined that the risk premium in question is best accessed utilizing a strategy developed and/or managed by a third party. The Fund typically gains exposure to these types of strategies by entering into swap agreements with an investment bank or other counterparty.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

The Advisor constructs a portfolio that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: equity futures, commodity futures, bond futures, swaps and forward contracts, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Alternative Beta Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. The Alternative Beta Subsidiary has the same investment objective as the Fund and is used for purposes of certain of

SALIENT ALTERNATIVE BETA FUND

the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Alternative Beta Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Alternative Beta Subsidiary. Generally, the Alternative Beta Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Alternative Beta Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Alternative Beta Subsidiary may invest without limitation in commodity-linked derivatives, however, the Alternative Beta Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Alternative Beta Subsidiary, the Alternative Beta Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Alternative Beta Subsidiary and shares of the Alternative Beta Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Alternative Beta Subsidiary to the extent of the Fund’s investment in the Alternative Beta Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

SALIENT TREND FUND

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Trend Fund (the “Fund”) is to seek long term capital appreciation with low correlation to traditional core equity and bond market exposures.

Principal Investment Strategies

The Fund invests both long and short primarily in forward contracts, futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Momentum Strategy

The Advisor believes that momentum is:

•	a powerful factor with positive expected returns;

•	available across nearly every publicly-traded market;

•	a persistent return stream whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures, particularly global equities, held by most investors;

•	responsible for the majority of returns generated by many Commodity Trading Advisors (“CTAs”) who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary global markets targeted by the Advisor include:

•	Equities;

•	Commodities; and
•	Interest Rates (as reflected by government bond markets of developed countries).

In addition, at its discretion, the Advisor may target exposure to:

•	Currencies.

Investment Process

After the Advisor determines which global markets are appropriate for its momentum strategy, the Advisor utilizes proprietary systematic strategies to gain exposure to momentum by establishing a mixture of long and short positions in various markets, typically utilizing forward contracts and futures contracts. The Advisor generally causes the Fund to go long markets exhibiting recent upward price trends while going short those markets exhibiting recent downward trends. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of

SALIENT TREND FUND

allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance relative to the stated target variance. To date, the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: forward contracts, currency forwards, swap agreements, equity futures, commodity futures, bond futures, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Trend Subsidiary, a wholly-owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands. The Trend Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Trend Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Trend Subsidiary. Generally, the Trend Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Trend Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Trend Subsidiary may invest without limitation in commodity-linked derivatives, however, the Trend Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Trend Subsidiary, the Trend Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Trend Subsidiary and shares of the Trend Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Trend Subsidiary to the extent of the Fund’s investment in the Trend Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

SALIENT TREND FUND

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the notional amount attributable to individual contracts, markets, or the portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

SALIENT GLOBAL EQUITY FUND

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient Global Equity Fund (the “Fund”) is to seek long term capital appreciation.

Principal Investment Strategies

The Fund invests primarily in exchange-traded global equities, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Investment Process

The Advisor utilizes a hybrid investment process that combines top-down thematic views with a fundamental bottom-up security selection process to build a portfolio of approximately 40 to 60 stocks. The positions fall into three categories:

•	Capital Growth: companies with sustainable competitive advantages and attractive industry or thematic tailwinds which trade at reasonable valuations and are expected to compound value over time;

•	Yield: companies with above-average dividend yields and/or cash flow yields with modest growth expectations; and

•

Opportunistic: companies that are undergoing significant structural or cyclical changes (or companies within industries undergoing these types of changes) that are likely to transform the future value creation potential of the underlying businesses.

The investment process generally begins by filtering the universe of stocks in the MSCI All Country World Index (consisting of approximately 2,471 stocks as of February 27, 2015) into approximately 150 to 200 stocks using both quantitative and fundamental research. The Advisor applies fundamental research on these companies to construct a portfolio of approximately 40-60 stocks that is diversified across sectors and geography. All selected securities are subjected to valuation discipline and have predetermined upside/downside valuation targets. In general, no individual position typically is more than 5% of the Fund’s portfolio (at cost) and the top ten positions typically will not exceed approximately 40% of the portfolio. The Advisor also employs dynamic limits on maximum country and industry exposure as a means of risk control. There are no limitations on the market capitalizations of the issuers in which the Fund may invest.

The Advisor analyzes issuers internally and formulates an investment thesis and earnings models for each position, with focus on identifying an “edge,” or a differentiated viewpoint that is supported by an “out-of-consensus” earnings model or asset value analysis. Positions generally are eliminated when an investment thesis changes, an issuer’s underlying business does not develop as projected, a price target is reached, and/or securities with more attractive risk reward are identified.

Typically, the Advisor intends that approximately 70%-85% of the Fund will be invested in developed markets, with the remaining portfolio invested in the emerging markets. The Fund may, however, invest less than 15% of its portfolio in emerging markets at any given time. The Fund selectively hedges its exposure to foreign currencies depending on market conditions and the Advisor’s assessment of cost-benefit associated with such a program.

The Advisor places a premium on downside protection in support of the Fund’s investment objective, and may employ futures and other derivatives-based overlays designed to hedge the portfolio to reduce exposure in an attempt to control volatility and/or to supplement the portfolio and increase exposure. Such overlays are systematic, “rules based” and utilize specific triggers based on market conditions.

Investment Types

The Fund invests primarily in exchange-traded securities on a global basis, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for

SALIENT GLOBAL EQUITY FUND

investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed, other than that under normal conditions, at least 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States. This flexibility allows the Fund to take advantage of asset classes and equity markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

SALIENT MLP FUND

Fund Details

A Shares, C Shares and I Shares

Investment Objective

The investment objective of the Salient MLP Fund (the “Fund”) is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs. The Fund may also invest in securities of Other Energy Companies and securities issued by open and closed-end investment companies, including money market funds, actively-managed and index exchange-traded funds (“ETFs”) and exchange traded notes (“ETNs”), U.S. government securities, debt securities, cash and/or other cash equivalents, as investments or to provide asset coverage for any borrowings. The Fund may also use certain derivatives such as swaps, options and futures to hedge and/or supplement its investment portfolio. The Fund’s investments may be in issuers of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities that are structured as “master limited partnerships,” which are limited partnerships and limited liability companies (and certain of their general partners and affiliates) that are publicly traded and are treated as partnerships for U.S. federal income tax purposes. The Fund intends to focus on investment in “Midstream MLPs,” which are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products, and other energy sources.

Other Energy Companies means companies that own and operate assets, including interests in MLPs, that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. Such companies, for purposes of this definition, (a) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or have such assets that represent the majority of their assets, or (b) are MLP Affiliates. “MLP Affiliates” means affiliates of MLPs, such as MLP general partners, substantially all of whose assets consist of units or ownership interests of an affiliated Master Limited Partnership (which may include general partner interests, incentive distribution rights, common units and subordinated units) and are structured as C Corporations for U.S. federal income tax purposes. MLP Affiliates are not treated as partnerships for U.S. federal income tax purposes. MLP Affiliates also include MLP I-Shares, which represent an indirect investment in the equity securities of MLPs.

The Fund utilizes leverage through borrowings in seeking its objective. The Fund will seek to use such borrowings to minimize the effects of deferred tax liability accruing on any unrealized gains and arising from the Fund’s taxable structure. Any borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Investment Company Act of 1940, as amended (the “1940 Act”) requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that the Fund may borrow an amount up to 33 1/3% of the value of its total assets (which represents 50% of net assets), although the Fund currently anticipates that its borrowings generally will be approximately 25% of the value of its total assets (which represents 37.5% of net assets). There may be times when the Fund determines not to use borrowings.

The Fund may invest up to but not more than 10% of total assets in any single issuer.

The Fund may invest up to 15% in unregistered and other illiquid securities.

The Fund may engage in covered call writing. The Fund may write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that are held in the portfolio (i.e., covered calls).

The Advisor’s investment process is designed to generate returns by investing in a portfolio of publicly-traded MLPs and Other Energy Companies. Returns are typically driven by the distribution yield plus expected annual growth in the cash distributions. The Advisor maintains proprietary business valuation models and analyzes key variables such as cash flow stability, growth profile, commodity price sensitivity, balance sheet strength, hedging profile, management strength, competitive landscape and other factors. The Advisor employs a “bottom up” research-driven stock selection

SALIENT MLP FUND

process with an emphasis on the opportunity set and growth prospects for each target investment.

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

There can be no assurance that the Fund will achieve its objective.

The Board of Trustees (the “Board”) of Salient MF Trust, a Delaware statutory trust (the “Trust”), which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

SALIENT BROADMARK TACTICAL PLUS FUND

Fund Details

A Shares, C Shares, I Shares, and F Shares

Investment Objective

The investment objective of the Salient Broadmark Tactical Plus Fund (the “Fund”) is to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index. The Fund’s Board of Trustees can change the Fund’s investment objective without shareholder approval.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures and options on fixed-income instruments, such as futures on government securities.

The Sub-Advisor’s investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The Sub-Advisor’s investment approach also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Sub-Advisor’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

The Fund may temporarily invest extensively in cash and cash equivalents for the purpose of protecting the Fund in the event the Sub-Advisor determines that market, economic, political, or other conditions warrant a defensive posture. To the extent that the Fund is in a defensive position, its ability to achieve its investment objective will be limited.

Additional Investment Techniques Applicable to the Funds

Investment Techniques

In addition to the principal investment strategies described above, Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund, Salient MLP Fund and Salient Broadmark Tactical Plus Fund (each a “Fund” or together, the “Funds”) may employ the following techniques in pursuing their investment objectives.

Segregation of Assets

As open-end investment companies registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Funds must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forward contracts that are not contractually required to cash settle, for example, the Funds must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Funds are permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Funds’ daily net liability) under the contracts, if any, rather than such contracts’ full notional value. Each Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

Each Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. Each Fund’s Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary Defensive Investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Principal Investment Risks of the Funds

Below are descriptions of the main factors that may play a role in shaping a Fund’s overall risk profile. The following discussions relating to various principal risks associated with investing in a Fund are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in a Fund. Your investment may be subject to the risks described below if you invest in a Fund, based on the risks identified for a particular Fund in that Fund’s description above. For further details about a Fund’s risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the Fund’s Statement of Additional Information (the “SAI”).

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds’ shares will go up and down in price, meaning that you could lose money by investing in the Funds. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund.

Each Fund’s principal risk factors are listed below. Certain risk factors apply only to a particular fund, as noted. Unless so noted, risk factors apply to each Fund. An investment in a Fund is not intended to constitute a complete investment program and should not be viewed as such.

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Cash and Cash Equivalents Risk (Salient Broadmark Tactical Plus Fund)

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commodities Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund)

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The commodity-linked securities in which a Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Concentration Risk (Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Under normal circumstances, the Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund concentrate their investments in the group of industries that comprise the energy and energy infrastructure sectors and the group of industries that comprise the energy sector, respectively. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

Convertible Securities (Salient Broadmark Tactical Plus Fund)

Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Although not a principal investment strategy, the Fund may invest in convertible securities, which are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates and more volatile than convertible securities with shorter maturities. In addition, issuers of convertible securities that pay fixed interest and dividends may default on interest or principal payments, and an issuer may have the right to buy back certain convertible securities at a time and a price that is unfavorable to a Fund.

Counterparty Risk (all Funds except Salient Global Equity Fund and Salient MLP & Energy Infrastructure Fund II)

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Currency Risk (all Funds except Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a Fund’s investments in securities denominated in a foreign currency or may widen existing losses. A Fund’s net currency positions may expose it to risks independent of its securities positions. Currency exchange rates may be particularly affected by the relative rates of inflation, interest rate levels, the balance of payments and the extent of governmental surpluses or deficits in such foreign countries and in the United States, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of such foreign countries, the United States and other countries important to international trade and finance. Governments may use a variety of techniques, such as intervention by their central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their respective currencies. They may also issue a new currency to replace an existing currency or alter the exchange rate or relative exchange characteristics by devaluation or revaluation of a currency. The liquidity and trading value of these foreign currencies could be affected by the actions of sovereign governments, which could change or interfere with theretofore freely determined currency valuation, fluctuations in response to other market forces and the movement of currencies across borders.

Cybersecurity Risk

Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service provider and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Securities Risk (all Funds except Salient Global Equity Fund)

Fixed-income securities generally are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

•

Credit Risk. Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

•

Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

•

Interest Rate Risk. The yields for certain securities are susceptible in the short-term to fluctuations in interest rates, and the prices of such securities may decline when interest rates rise. Interest rate risk in general is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may decline in value or suffer losses if short term or long term interest rates rise sharply or otherwise change in a manner not anticipated by the Advisor and/or Sub-Advisor. For the Salient MLP & Energy Infrastructure Fund II, the yields for equity securities of MLPs and certain Midstream Energy Infrastructure Companies are susceptible in the short-term to fluctuations in interest rates, and the prices of such equity securities may decline when interest rates rise.

•

Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Investors should note that interest rates remain near historical lows. Following the financial crisis that began in 2007, the Federal Reserve Board (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate near zero percent and by purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve raises the federal funds rate and “tapers” Quantitative Easing, there is a risk that interest rates will rise. These policy changes may expose fixed income and related markets to heightened volatility and may reduce liquidity for certain Fund investments, which could cause the value of a Fund’s investments and share price to decline. A Fund that invests in derivatives tied to fixed income markets may be more substantially exposed to these risks than a Fund that does not invest in such derivatives. Increases in interest rates may lead to heightened Fund redemption activity, which may cause a Fund to lose value as a result of the costs that it incurs in turning over its portfolio and may lower its performance.

Deferred Tax Risk (Salient MLP Fund)

The Fund, unlike most open-end funds, is classified for federal tax purposes as a domestic taxable corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund will incur tax expenses. This treatment is still a relatively recent strategy for open-end funds, and it involves complicated accounting, tax and valuation aspects that may cause the Fund to differ significantly from most other open-end registered investment companies. This could result in unexpected and potentially significant accounting, tax and valuation consequences for the Fund and for its shareholders. In addition, accounting, tax and valuation practices in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach. This could result in changes over time in the practices applied by the Fund, which, in turn, could have significant adverse consequences on the Fund and it shareholders.

The Fund accrues a deferred income tax liability, at the current effective maximum statutory federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions it receives on equity securities of MLPs considered to be returns of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. On the Fund’s sale of a portfolio security, it may recognize gains for federal, state and local income tax purposes, which may result in income taxes imposed on the Fund. No assurance can be given that such taxes will not exceed the Fund’s deferred tax liability assumptions for purposes of computing its net asset value per share, which would result in an immediate reduction of that value, which could be material.

The Fund will accrue a deferred tax asset, which will increase its net asset value, that reflects an estimate of its future tax benefit associated with net operating losses and unrealized losses. A deferred tax asset may be used to reduce a subsequent period’s income tax expense, subject to certain limitations. To the extent the Fund has a deferred tax asset, it will, in connection with the calculation of its net asset value per share, assess whether a valuation allowance, which would offset some or all of the value of its deferred tax asset, is required, considering all positive and negative evidence related to the realization of its deferred tax asset. However, to the extent the final valuation allowance differs from the estimates the Fund used in calculating its net asset value, the application of such final valuation allowance could have a material impact on that value.

The Fund’s deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such liability or asset is realized. The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of their distributions, which may not be provided to the Fund on a timely basis, to estimate its deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its net asset value. The Fund’s estimates are made in good faith; however, the estimates used to calculate the Fund’s net asset value could vary dramatically from its actual tax liability, and, as a result, the determination of its actual tax liability may have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund’s estimates or assumptions and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s net asset value per share, which could be material.

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund’s actual tax liability could have a material impact on the Fund’s NAV.

Depositary Receipts (Salient Broadmark Tactical Plus Fund)

Depositary receipts, which are securities issued by banks and other financial institutions representing interests in the stocks of foreign companies, include American Depositary Receipts (“ADRs”), European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts.

Although not a principal investment strategy, the Fund may invest in sponsored or unsponsored depositary receipts. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the U.S. As a result, there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives Risk (all Funds except Salient MLP & Energy Infrastructure Fund II)

The use of derivative instruments exposes the Funds to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options on futures contracts, options (both written and purchased), swaps, and forward currency exchange contracts. A risk of the Funds’ use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Derivative instruments are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index, or interest rate. Examples of derivatives include, but are not limited to, futures contracts, options contracts, and options on futures contracts. A futures contract is an exchange-traded agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date.

The Funds’ use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or more traditional investments, depending upon the characteristics of the particular derivative and each Fund’s portfolio as a whole. Derivatives permit the Funds to increase or decrease the level of risk of its portfolio, or change the character of the risk to which its portfolio is exposed, in much the same way as a fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. This also exposes the funds to leverage risk and interest rate risk.

Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for derivatives.

If the counterparty to a derivative defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If a derivative contract calls for payments by a Fund, it must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a derivative contract would be likely to decline, potentially resulting in losses to the Fund. Economic events of the past few years have increased the potential for, and thus risk involved with, counterparty creditworthiness.

The Funds’ engagement in these transactions involves risk of loss to the Funds that could materially adversely affect the value of the Funds’ net assets. No assurance can be given that a liquid market will exist for any particular derivative contract at any particular time.

The successful use of futures also is subject to the ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Forward and Futures Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other financial instrument at the current or spot price, with delivery and settlement at a specified future date.

Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. A Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts are transactions involving a fund’s obligation to purchase or sell a specific instrument at a future date at a specified price. A Fund may use forward contracts for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Advisor anticipates purchasing or selling a foreign security. For example, this technique would allow a Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of a Fund’s existing holdings of foreign securities. There may be, however, an imperfect correlation between a Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue a Fund’s investment objectives, such as when the Advisor anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in a Fund’s portfolio. There is no requirement that a Fund hedge all or any portion of its exposure to foreign currency risks.

The successful use of forward and futures contracts draws upon the Advisor’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and a Fund may have to sell securities at a time when it may be disadvantageous to do so.

Options and Options on Futures

An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. A Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in over-the-counter markets. With respect to its investments in options on securities, a Fund may write and buy options on the same types of securities or instruments that a Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to a Fund’s use of put and call options on futures contracts, a Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

Swap Agreements

A Fund may enter into equity, interest rate, index, currency rate, and other types of swap agreements in an attempt to obtain a particular return without the need to actually purchase the reference asset. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long-term or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

When-Issued and Forward Commitment Securities

A Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

Derivatives with Respect to High Yield and Other Indebtedness

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, a Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. A Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. A Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, a Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject a Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

Failure of the Funds’ Counterparties, Brokers and Exchanges

The Funds will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, they deal, whether they engage in exchange-traded or off-exchange transactions. A Fund may be subject to risk of loss of its assets on deposit with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, or the bankruptcy of an exchange clearing house. Although the Commodity Exchange Act requires a commodity broker to segregate the funds of its customers, if a commodity broker fails to properly segregate customer funds, a Fund may be subject to a risk of loss of its funds on deposit with such broker in the event of such broker’s bankruptcy or insolvency. A Fund may be subject to risk of loss of its funds on deposit with foreign brokers because foreign regulatory bodies may not require such brokers to segregate customer funds. A Fund may be required to post margin for its foreign exchange transactions either with its broker or other foreign exchange dealers who are not required to segregate funds (although such funds are generally maintained in separate accounts on the foreign exchange dealer’s books and records in the name of the Fund). Under certain circumstances, such as the inability of another customer of the commodity broker or foreign exchange dealer or the commodity broker or foreign exchange dealer itself to satisfy substantial deficiencies in such other customer’s account, a Fund may be subject to a risk of loss of its funds on deposit with such broker or dealer, even if such funds are properly segregated. In the case of any such bankruptcy or customer loss, a Fund might recover, even in respect of property specifically traceable to the Fund, only a pro rata share of all property available for distribution to all of such broker’s or dealer’s customers.

Emerging Market Risk (all Funds except Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

The Funds intend to have exposure to emerging markets. Investing in emerging markets will, among other things, expose the Funds to all the risks described below in the Foreign Securities Risk section, and you should review that section carefully. However, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. The small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries and such securities may be subject to abrupt and severe price declines.

The Funds may be required to establish special custody or other arrangements before investing. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. The possible establishment of exchange controls or freezes on the convertibility of currency might adversely affect an investment in foreign securities.

Equity Securities Risk

Equity securities may be subject to general movements in the stock market, and a significant drop in the stock market may depress the price of securities to which the Fund has exposure. The Funds may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

ETNs Risk (all Funds except Salient Broadmark Tactical Plus Fund)

ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund invests in an ETN, it will bear its proportionate share of any fees and expenses borne by the ETN. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETNs. The market for many ETNs may also suddenly become illiquid.

Exchange-Traded Fund Risk (Salient Broadmark Tactical Plus Fund)

Because the Fund invests in exchange-traded funds (“ETFs”) and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares. Additionally, a shareholder may indirectly bear brokerage costs incurred by a Fund that purchases ETFs.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940 (the “1940 Act”), subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Foreign Securities Risk (all Funds except Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

The Funds’ investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include:

•

Currency Risk: The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Funds’ investments in securities denominated in a foreign currency or may widen existing losses. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. A Fund’s net currency positions may expose it to risks independent of its securities positions.

•

Geographic Risk: If a Fund concentrates its investments in issuers located or doing business in any country or region, factors adversely affecting that country or region will affect the Fund’s net asset value more than would be the case if the Fund had made more geographically diverse investments. The economies and financial markets of certain regions, such as Latin America or Asia, can be highly interdependent and decline all at the same time.

•

Political/Economic Risk: Changes in economic and tax policies, government instability, war or other political or economic actions or factors may have an adverse effect on a Fund’s foreign investments, potentially including expropriation and nationalization, confiscatory taxation, and the potential difficulty of repatriating funds to the United States.

•

Regulatory Risk: Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

•	Transaction Costs Risk: The costs of buying and selling foreign securities, including tax, brokerage and custody costs, generally are higher than those involving domestic transactions.

•

Use of Foreign Currency Forward Agreements: Foreign currency forward prices are influenced by, among other things, changes in balances of payments and trade, domestic and international rates of inflation, international trade restrictions and currency devaluations and revaluations. Investments in currency forward contracts may cause a Fund to maintain net short positions in any currency, including home country currency. In other words, the total value of short exposure to such currency (such as short spot and forward positions in such currency) may exceed the total value of long exposure to such currency (such as long individual equity positions, long spot and forward positions in such currency).

Hedging Risk (Salient Global Equity Fund, Salient Broadmark Tactical Plus Fund and Salient MLP Fund)

Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. Moreover, hedging may cause the Fund to lose money and may reduce the opportunity for gain.

High Portfolio Turnover Risk (all Funds except Salient Global Equity Fund)

To the extent that a Fund makes investments on a shorter-term basis (including, for the Salient Risk Parity Fund, Salient Alternative Strategies Fund and Salient Trend Fund, derivative instruments and instruments with a maturity of one year or less at the time of acquisition) the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, which may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains that are taxed at ordinary income rates.

Industry Specific Risk (Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

The MLPs and Energy Infrastructure Companies (including Midstream MLPs and Energy Infrastructure Companies) in which Salient MLP & Energy Infrastructure Fund II may invest and the MLPs and Other Energy Companies (including Midstream MLPs) in which Salient MLP Fund may invest, respectively, are subject to risks specific to the industry they serve, including the following:

•	Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

•	Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of a company or MLP.

•	Slowdowns in new construction and acquisitions can limit growth potential.

•	A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

•	Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an Energy Infrastructure Company or MLP to make distributions.

•	Changes in the regulatory environment could adversely affect the profitability of Energy Infrastructure Companies and MLPs.

•	Extreme weather or other natural disasters could impact the value of Energy Infrastructure Company and MLP securities.

•	Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

•	Threats of attack by terrorists on energy assets could impact the market for Energy Infrastructure and MLP securities.

Investment in Money Market Mutual Funds Risk (all Funds except Salient MLP & Energy Infrastructure Fund II)

Each Fund invests in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the FDIC or any other government agency. Although such funds seek to preserve the value of the fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund. Additionally, on July 23, 2014, the SEC adopted amendments to Rule 2a-7 under the 1940 Act and other rules and forms related to money market funds that will affect the manner in which money market funds are structured and operated. Money market funds must comply with the rule amendments in various stages over the next two years, and it is unclear how changes in money market fund structures and operations may impact Fund investments.

Leverage Risk (all Funds except Salient MLP Fund)

If a Fund makes investments in futures contracts, forward currency contracts and other derivative instruments, the futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of a Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires a Fund to pay interest. A Fund may also be required to pay fees in connection with borrowings (such as loan syndication fees or commitment and administrative fees in connection with a line of credit) and it might be required to maintain minimum average balances with a bank lender, either of which would increase the cost of borrowing over the stated interest rate.

Leverage and Borrowing Risk (Salient MLP Fund)

The use of borrowing creates leverage, which may exaggerate the effect on the Fund’s net asset value of any change in the value of the MLPs or other investments purchased with the borrowings. Successful use of borrowing is dependent on the Advisor’s ability to predict correctly interest rates and market movements. There can be no assurance that the use of borrowings will be successful. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. The Fund’s ability to obtain leverage through borrowings depends on its ability to establish and maintain a line of credit. Upon the expiration of the term of any such arrangement, the lender may not be willing to extend further credit to the Fund or may only be willing to do so at increased costs to the Fund. If the Fund is not able to extend its credit arrangement, it may be required to liquidate holdings to repay amounts borrowed from the lender. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the 1940 Act and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors reduce the required asset coverage below necessary amounts. Borrowings involve additional expense to the Fund, which may not be recovered by any appreciation of the investments purchased and could exceed the Fund’s investment income. The Fund also may make investments in options, swaps and futures contracts or other derivative instruments. These and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss.

Liquidity Risk (all Funds except Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for a Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. A Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Liquidity Risk (Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Although common units of master limited partnerships trade on the exchanges, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Lower-Rated Debt Securities Risk (all Funds except Salient Global Equity Fund)

Securities rated below investment grade and comparable unrated securities are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk, and a Fund that concentrates its investments in junk bonds is therefore subject to substantial credit risk. Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities, and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities, which could substantially adversely affect the market value of the security. Issuers of junk bonds may be more susceptible than other issuers to economic downturns, periods of rising interest rates or individual corporate developments, which could adversely affect the value and market for these securities. In particular, low-rated and comparable unrated debt securities are often issued by smaller, less creditworthy companies or by highly levered (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing its portfolios.

Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit quality in the high yield bond market can change suddenly and unexpectedly, and credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated. As a result, even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. A Fund’s Advisor and/or Sub-Advisor, as applicable, may or may not rely solely on ratings issued by established credit rating agencies, and may utilize these ratings in conjunction with their own independent and ongoing credit analysis.

Manager Risk

If a Fund’s portfolio managers make poor investment decisions, it will negatively affect the Fund’s investment performance.

Market Events Risk

The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Fund investments may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Market Risk

Market risk is the risk that the markets on which a Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Master Limited Partnership Risks (Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Investments in the debt and equity securities of master limited partnerships involve risks that differ from investments in the debt and equity securities of corporate issuers, including risks related to limited control and limited rights to vote on matters affecting the partnership, risks related to potential conflicts of interest between the partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price.

Model and Data Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

Given the complexity of the investments and strategies of the Funds, the Advisor relies heavily on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

Momentum Style Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

Investing in momentum entails establishing long positions in securities that have had positive recent returns, and short positions in securities that have had negative recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

New Fund Risk (Salient MLP Fund, Salient Broadmark Tactical Plus Fund)

The Funds are newly-formed. Accordingly, investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders.

Non-Diversified Status Risk (all Funds except Salient Global Equity Fund and Salient Broadmark Tactical Plus Fund)

Each Fund is a non-diversified Fund. Because a Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a Fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Short Sale Risk (all Funds except Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Each Fund may take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument. Each Fund may also from time to time sell securities short, which involves borrowing and selling a security and covering such borrowed security through a later purchase. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. The Funds must set aside “cover” for short sales to comply with applicable SEC positions under the 1940 Act. A Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, a Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. If this occurs at the same time other short sellers are trying to borrow or buy in the securities or the price of the security is otherwise rising, a “short squeeze” could occur, causing the security’s price to rise and making it more likely that a Fund will have to cover its short position at an unfavorable price. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by a Fund in the short sale, and may cause a Fund’s share price to be volatile. In rising securities markets, a Fund’s risk of loss related to short selling will be greater than in declining securities markets. Over time, securities markets have risen more often than they have declined.

Short sales are subject to special tax rules that will impact the character of gains and losses realized and affect the timing of income recognition.

Small and Mid-Capitalization Securities Risk

Each Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor believes these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Sovereign Debt Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Subsidiary Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

By investing in the Risk Parity Subsidiary (with respect to the Salient Risk Parity Fund), the Alternative Beta Subsidiary (with respect to the Salient Alternative Beta Fund), or Trend Subsidiary (with respect to the Salient Trend Fund) (each a “Subsidiary,” and together, the “Subsidiaries”), respectfully, each Fund is indirectly exposed to the risks associated with the respective Subsidiary’s investments. The commodity-related instruments held by the Subsidiaries are generally similar to those that are permitted to be held by the respective Fund and are subject to the same risks that apply to similar investments if held directly by the respective Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiaries will be achieved. The Subsidiaries are not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its respective Subsidiary, and the relevant Fund and its Subsidiary are both managed by the relevant Fund’s Advisor, making it unlikely that the Subsidiary will take action contrary to the interests of the respective Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Funds, including each Fund’s investment in the respective Subsidiary, and each Fund’s role as sole shareholder of the respective Subsidiary. To the extent applicable to the investment activities of the Subsidiary, each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the relevant Fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Funds and/or either Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Funds, including resulting in its orderly winding-up.

Tax Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

In order to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Because income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income, the Fund will therefore attempt to restrict such income to a maximum of 10% of its gross income.

A Fund’s investment in its respective Subsidiary is expected to provide exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The annual net profit, if any, realized by a Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund remaining qualified as a regulated investment company for U.S. federal income tax purposes.

Tax Risk (Salient MLP & Energy Infrastructure Fund II)

The Fund’s ability to meet its objective will depend, in part, on the level of taxable income and distributions received from the equity securities in which the Fund invests. If an MLP were treated as a corporation for federal income tax purposes, such

MLP would be obligated to pay federal income tax on its income at the corporate tax rate and the amount of cash available for distribution would be reduced and distributions received by the Fund would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain).

In addition, the Fund faces the risk that it could fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code, and the risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs and other portfolio companies in which the Fund invests. The federal, state, local and foreign tax consequences of an investment in Fund shares will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisors regarding the specific tax consequences that may affect such investors.

Tax Risk (Salient Broadmark Tactical Plus Fund)

To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), including asset diversification and income requirements, must be met. The federal income tax treatment of some of the securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains.

Tax Law Change Risk (Salient Risk Parity Fund, Salient Alternative Beta, Salient Trend Fund)

Although the IRS has issued published guidance that qualifying income for a regulated investment company does not include income derived directly from certain commodity-linked derivative instruments, the IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary, such as each Fund’s respective Subsidiary, that invests in such commodity-linked derivative instruments does constitute qualifying income. The Funds have not applied for such a private letter ruling, but rely upon an opinion of counsel based on customary representations that income derived from the respective Subsidiary should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by the Funds from their respective Subsidiary, the Funds would likely need to significantly change its investment strategy, which could adversely affect the Funds. It is possible that the Funds may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

Tax Law Change Risk (Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund)

Changes in tax laws or regulations, or interpretations thereof in the future, could adversely affect the Fund or the MLPs and Energy Infrastructure Companies in which the Fund invests. Any such changes could negatively impact the Fund’s common shareholders. Legislation could also negatively impact the amount and tax characterization of distributions received by the Fund’s common shareholders.

MLPs do not pay U.S. federal income tax at the partnership level and instead allocate a share of the partnership’s income, gains, losses, deductions and expenses to each partner. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP as well as decreased income, and consequently a decrease in the value of an investment in the Fund.

Volatility Risk

Each Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant appreciations or decreases in value over short periods of time.

Volatility and Creditworthiness Risk

Recent events have resulted, and may result from time to time, in unusually high volatility in the financial markets. In 2011, S&P downgraded the U.S. government’s credit rating from AAA to AA+. This unprecedented downgrade and the U.S. government’s ongoing difficulties agreeing on a long-term budget could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government’s credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a lowered credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

U.S. Government Securities Risk (all Funds except Salient Global Equity Fund)

Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

Who’s Who

The following are the names of the various entities involved with the Funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

The Funds are each a series of Salient MF Trust, a Delaware statutory trust (the “Trust”). The Trust is governed by a Board of Trustees that is responsible for overseeing all business activities of the Trust and the Funds.

Investment Advisor

Manages the Funds’ day-to-day business and investment activities.

Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund and Salient Broadmark Tactical Plus Fund:

Salient Advisors, L.P.

4265 San Felipe, Suite 800

Houston, Texas 77027

Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund (together, the “Salient MLP Funds”):

Salient Capital Advisors, LLC

4265 San Felipe, Suite 800

Houston, Texas 77027

Each Fund’s (except the Salient MLP Funds) investment advisor is Salient Advisors, L.P. (“Salient Advisors” or “Advisor”), a Texas limited partnership. Subject to the overall authority of the Board, Salient Advisors furnishes continuous investment supervision and management to the Funds and also furnishes office space, equipment, and management personnel to the Funds.

The Salient MLP Funds’ investment advisor is Salient Capital Advisors, LLC (“Salient Capital” or “Advisor”), a Texas limited liability company. Subject to the overall authority of the Board, Salient Capital furnishes continuous investment supervision and management to the Salient MLP Funds and also furnishes office space, equipment, and management personnel to the Salient MLP Funds.

Each Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Each Advisor is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”), a Houston-based investment firm. As of March 31, 2015, the Advisors and their affiliates managed or advised assets of approximately $22.6 billion, including $4.93 billion in master limited partnerships and energy infrastructure companies. Each Advisor is also registered with the Commodity Futures Trading Commission as a commodity pool operator and commodity trading advisor and is a member of the National Futures Association.

Each Advisor makes investment decisions on the respective Fund’s behalf using a series of security selection models, and implemented using proprietary trading and risk-management systems. Each Advisor believes that a systematic and disciplined process is essential to achieving long-term success in investment and risk management. Furthermore, Salient Advisors targets a specific level of price volatility determined from the historic price fluctuations of each of the underlying constituents of the Salient Risk Parity Fund’s, Salient Alternative Beta Fund’s and Salient Trend Fund’s portfolio while seeking to target a specific allocation of that risk across each of the major asset classes and strategies. By pursuing these targeted risk levels and allocations, Salient Advisors believes the portfolio can achieve a higher level of return at the same level of price volatility sought by more traditional asset allocation portfolio designs. With respect to the Salient Global Equity Fund, Salient Advisors marries a fundamental approach to company and stock analysis with its systematic disciplined approach to risk management and volatility.

Salient Advisors is also responsible for overseeing the Sub-Advisor’s management of the Salient Broadmark Tactical Plus

Fund’s assets. Among other things, Salient Advisors negotiates the sub-advisory agreement and monitors management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. Salient Advisors monitors the Sub-Advisor on a routine basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Sub-Advisor pursuant to the Sub-advisory Agreement. Advisor personnel periodically visit the Sub-Advisor to perform due diligence on the Sub-Advisor business operations, regulatory compliance and advisory services, and Salient Advisors reports the results of its visits to the Board.

Salient Advisors performs additional services under the terms of the Advisory Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Fund; (i) reviewing and reporting to the Board on the performance of the Sub-Advisor, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Trust without cost to the Fund, (v) furnishing any personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (vi) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board. With the approval of the Board, Salient Advisors may elect to manage the Fund’s investments and determine the composition of the assets of the Fund.

A Fund may in the future rely on an order from the SEC permitting its Advisor, subject to Board approval, to appoint a sub-advisor or change the terms of a sub-advisory agreement without obtaining shareholder approval. The Fund, therefore, would be able to change sub-advisors or the fees paid to a sub-advisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order would not, however, permit its Advisor to appoint a sub-advisor that is an affiliate of the Advisor or the Fund (other than by reason of serving as a sub-advisor to the Fund), or to increase the sub-advisory fee of an affiliated sub-advisor, without the approval of the shareholders.

Investment Sub-Advisor

Broadmark Asset Management LLC (“Broadmark”), located at 12 East 52nd Street, 3rd Floor, New York, New York 10022, and with an office at 300 Drake’s Landing Road, Greenbrae, California 94904, serves as the sub-advisor (“Sub-Advisor”) to the Salient Broadmark Tactical Plus Fund (“Salient Broadmark”). The Sub-Advisor, which registered as an investment adviser with the SEC in 2000, provides investment advisory services on a discretionary basis to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of March 31, 2015, the Sub-Advisor had approximately $1.55 billion in assets under management. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA.

Pursuant to a sub-advisory agreement between Salient Advisors and the Sub-Advisor, and subject to the general oversight of the Board of Trustees, the Sub-Advisor is responsible for, among other things, furnishing Salient Broadmark with advice and recommendations with respect to the investment of Salient Broadmark’s assets and the purchase and sale of portfolio securities and investments for Salient Broadmark, and providing certain operating and administrative services to Salient Broadmark. The Sub-Advisor is entitled to receive from the Advisor a sub-advisory fee at an annual rate of 0.725% of the average daily net assets of Salient Broadmark.

One of the controlling owners of the Sub-Advisor has agreed to a transaction in which it will undergo a change in control, which will in turn result in a change of control of the Sub-Advisor. Such a change of control will result in a need to hold a shareholder meeting for shareholders of Salient Broadmark to consider approval of a new sub-advisory agreement with the Sub-Advisor. Salient, which is the parent of the Advisor, has signed a definitive agreement to acquire Forward Management, LLC (“Forward”) (the “Transaction”). The Transaction is subject to certain conditions to closing, including various required approvals and, as is customary for these types of transactions, may be delayed or even terminated due to unforeseen circumstances. Forward is deemed to own a “control” interest in the Sub-Advisor. If completed, the Transaction will result in a change of control of the Sub-Advisor and the “assignment” of, and therefore the termination of, the Sub-Advisor’s current sub-advisory agreement. The Board has considered and approved a new investment sub-advisory agreement between the Sub-Advisor and Salient Broadmark, as well as the submission of a proposal to Salient Broadmark’s shareholders to approve the new investment sub-advisory agreement. A special meeting of Salient Broadmark’s shareholders will be held to consider the proposal. The Advisor expects that, subject to obtaining the necessary approvals, the Sub-Advisor will continue to act as the investment sub-advisor of Salient Broadmark as an indirect subsidiary of Salient. The proposal to shareholders of Salient Broadmark is outstanding as of the time of this Prospectus.

Portfolio Managers

The portfolio managers of the Funds are jointly and primarily responsible for overseeing the day-to-day management of the Funds, as well as setting the Funds’ overall investment strategy. Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the respective Fund’s SAI.

Portfolio Managers (Salient Risk Parity Fund)

Lee Partridge, CFA is Chief Investment Officer for Salient.

Mr. Partridge also directly oversees the investment program for a $10.7 billion investment portfolio of a public employee retirement association. Prior to joining Salient in 2010, Mr. Partridge was the founder and CEO of Integrity Capital, LLC, which spanned traditional and alternative investment strategies, from 2009 to 2010, prior to which he held various positions at the Teacher Retirement System of Texas, including head of fixed income and deputy chief investment officer, where he was responsible for global asset allocation, risk management, portfolio construction, external managers, hedge funds, derivative strategies, equity trading, futures trading and risk management. Mr. Partridge received a Bachelor of Science degree in Psychology from the University of Houston in 1989 and an MBA from Rice University in 1992. Mr. Partridge holds both the Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

Roberto M. Croce, Ph.D. is the Director of Quantitative Research for the Investments Group at Salient, where he provides quantitative support to the investment team. His duties include building and implementing the models underlying Salient’s proprietary asset allocation tools, MLP hedging, hedge fund risk monitoring and manager selection. Dr. Croce has eight years of financial research experience. Prior to joining Salient in 2011, Dr. Croce worked on a consulting basis with the Teacher Retirement System of Texas to develop a suite of global strategic asset allocation models from May 2010 to August 2010. Dr. Croce received M.A. and Ph.D. degrees in Economics from the Ohio State University in 2005 and 2011, respectively, where he published research about financial forecasting and taught courses in econometrics and financial economics.

Portfolio Managers (Salient MLP & Energy Infrastructure Fund II)

Gregory A. Reid is President and CEO of Salient’s MLP Business and Portfolio Manager for the various MLP strategies. Prior to joining Salient in January 2011, Mr. Reid served as the Founder and CEO from 2010 to 2011 of Salient Capital

Advisors, LLC, then known as RDG Capital LLC, a Houston-based asset management firm specializing in MLP and Energy Sector investments that was spun off from Telemus Capital Partners in June 2010. Salient acquired RDG Capital LLC in January 2011 and renamed the company “Salient Capital Advisors, LLC.” Mr. Reid was Managing Partner of Telemus Capital Partner’s Houston office from May 2007 to June 2010 at which time he formed RDG Capital, LLC to acquire Telemus Capital Partner’s Houston office. Prior to joining Telemus Capital Partners in 2007, Mr. Reid was employed by Merrill Lynch’s Private Banking Group from 1997 to 2007 and he was employed by Goldman Sachs from 1991 to 1997. Mr. Reid has over 15 years of experience investing in MLPs and Energy Infrastructure Companies dating back to his employment at Goldman Sachs in 1995. Mr. Reid received his undergraduate degree from Texas A&M University in 1987 and his MBA from the J.L. Kellogg Graduate School of Management at Northwestern University in 1991, and he later earned his Certified Investment Management Analyst designation from the Wharton School at the University of Pennsylvania. In addition, Mr. Reid is registered with the Financial Industry Regulatory Authority as a General Securities Representative and a General Securities Principal.

Frank T. Gardner III, CFA (Ted Gardner) serves as Portfolio Manager. Prior to joining Salient in early 2011, Mr. Gardner was a Portfolio Manager and Director of Research for RDG Capital from 2010 to 2011. Prior to RDG, Mr. Gardner was a Portfolio Manager for Telemus Capital Partners from 2007 to 2010. Prior to joining Telemus, he was an MLP research analyst for Raymond James Equity Research from 2004 to 2007. During his tenure at Raymond James, he followed 35 public MLPs and initiated coverage on 22 MLPs in the midstream, maritime, coal and refining industries. He was also actively involved in due diligence related to Raymond James’ investment banking transactions. Prior to joining Raymond James, Mr. Gardner was a financial advisor at UBS Financial Services. Mr. Gardner earned a Bachelor of Business Administration degree from The University of Texas at Austin and an MBA from the University of St. Thomas. He is also a CFA Charterholder.

Portfolio Managers (Salient Alternative Beta Fund)

Lee Partridge, CFA (see above)

Roberto M. Croce, Ph.D. (see above)

William K. Enszer is Director of Investments at Salient, where he leads the firm’s investment efforts in absolute return and enhanced fixed income strategies. Mr. Enszer focuses on the sourcing, evaluation and due diligence of hedge funds under these two strategies. Prior to joining Salient, Mr. Enszer was a Vice President of Investments and member of the Investment Committee of a Houston-based wealth management and alternative investments firm. During his five years there,

Mr. Enszer developed and directed their hedge fund research and due diligence processes and assisted in the construction and management of the firm’s three fund of hedge funds. During his tenure there, Mr. Enszer covered CTAs, long/short equity, event-driven, relative value, and credit based hedge fund strategies. Prior to his current field of expertise, Mr. Enszer spent five years at ExxonMobil as a financial analyst and auditor. Mr. Enszer earned a B.B.A. in finance and economics from Baylor University and an M.B.A., Beta Gamma Sigma, from Tulane University’s A.B. Freeman School of Business.

Portfolio Managers (Salient Trend Fund)

Lee Partridge, CFA (see above)

Roberto M. Croce, Ph.D. (see above)

Portfolio Managers (Salient Global Equity Fund)

Ajay Mehra, Ph.D., is a Managing Director at Salient, where he also serves as Head of Equities. In this role, he directly oversees Salient client portfolios and equity related products and, in addition, acts as a member of the firm’s senior investment team. Before joining Salient, Dr. Mehra served as Managing Director and Head of Manager and Fund Research at UBS. In this role, he was responsible for delivering investment advice and guidance to financial advisors and clients, covering $300 billion in retail and institutional assets. Prior to working at UBS, Dr. Mehra was a Partner and Portfolio Manager at a private equity firm — Columbus Nova — where he co-managed a global macro fund, did principal investments and managed a long biased global equity fund. Dr. Mehra has also held the positions of Managing Director and Head of Equity Research for State Street Research, where he was the lead portfolio manager for a Health Sciences fund (selected as the Lipper Best Health Sciences Fund 2003 and 2004) and a Large-Cap fund. Prior to joining State Street Research, he was a Senior Vice President and Portfolio Manager for Columbia Management Group. Ajay began his investment career at Morgan Stanley where he was the firm’s Consumer Products analyst. Prior to that, he was Assistant Professor of Strategic Management at West Virginia University’s College of Business and Economics.

Dr. Mehra holds a B.S. and M.B.A. from Panjab University in Chandigarh, India. He also earned a Ph.D. from the University of Massachusetts, where his doctoral dissertation was selected as a finalist for the Best Dissertation award by the Academy of Management and was subsequently published as a book. He has also published many papers on competitive strategy and industry analysis in premier academic journals.

Lee Partridge, CFA (see above)

Portfolio Managers (Salient MLP Fund)

Gregory A. Reid (see above)

Frank T. Gardner III, CFA (Ted Gardner) (see above)

Portfolio Manager (Salient Broadmark Tactical Plus Fund)

Christopher J. Guptill is Chief Investment Officer and Co-Chief Executive Officer of the Sub-Advisor where he is responsible for the development of Broadmark’s investment management programs and products as well as the implementation of all portfolio management decisions. As Co-CEO, Mr. Guptill shares in managing the firm’s business operations. Prior to co-founding Broadmark in 1999, Mr. Guptill was Chief Equity Strategist and Senior Portfolio Manager of McKinley Capital Management, Inc. where he developed and co-managed the firm’s alternative investment portfolios. Mr. Guptill has over 30 years of investment experience during which time he has developed a methodology for identifying risk in the market which led to the creation of a tactical investment process. Mr. Guptill is a 1979 graduate of California State University, Chico with a B.A. in Economics.

Management Fees

The advisory fees paid by the Funds during the fiscal year ended December 31, 2014, as a percentage of each Fund’s average daily net assets, were 0.91% for Salient Risk Parity Fund (after waiver), 0.95% for Salient MLP & Energy Infrastructure Fund II, 0.29% for Salient Alternative Beta Fund (after waiver), 0.69% for Salient Trend Fund (after waiver), and 1.04% for Salient Global Equity Fund (after waiver). The Salient MLP Fund did not pay any advisory fees during the fiscal year ended December 31, 2014 due to the contractual waivers and reimbursement in place during the period. The Salient Broadmark Tactical Plus Fund pays its Advisor management fees equal to an annual rate of 1.45% of the Fund’s average daily net assets.

A discussion regarding the basis for the Board’s approval of the investment management agreement for each of the Funds (except for Salient Broadmark Tactical Plus Fund) will be available in the Funds’ June 30, 2015 semi-annual report to shareholders. A discussion regarding the basis for the Board’s approval of the investment management agreement for the Salient Broadmark Tactical Plus Fund is available in the Fund’s December 31, 2014 annual report to shareholders.

Related Performance (Salient Broadmark Tactical Plus Fund)

See Appendix I for performance information of a substantially similar mutual fund for which the Sub-Advisor served as investment sub-advisor and Mr. Guptill served as sole portfolio manager from December 31, 2010 through October 31, 2012.

Additional Information About Fund Expenses

The Funds’ annual operating expenses will likely vary throughout the period and from year to year. A Fund’s expenses for the current fiscal year may be higher than the expenses listed in the respective Fund’s “Annual fund operating expenses” table, for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if advisory fee breakpoints are in place and are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain Fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as Fund tax expenses.

The “Other Expenses” line item in the respective Fund’s “Annual fund operating expenses” table consists of annual Fund operating expenses, including professional fees (such as audit and legal), accounting, administration, transfer agency, recordkeeping and custodian fees payable to the Funds’ administrator and custodian, fees under the Fund’s Administrative Services Plan payable to certain intermediary platforms (such as “fund supermarkets” and retirement plan administrators) for non-distribution related administration and recordkeeping services, and the indirect expenses associated with a Fund’s investments in its wholly-owned subsidiary, as applicable. With respect to Salient MLP Fund, the “Other Expenses” line item also includes interest expense related to borrowings.

Expense Limitation Agreements

•

Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund. Under the respective Expense Limitation Agreements, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with a Fund’s investments in its respective wholly-owned subsidiary, litigation and extraordinary expenses. Each Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the respective Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•	Salient Global Equity Fund. Under the Expense Limitation Agreement, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.85% for Class A, 2.60% for Class C, and 1.60% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•

Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund. Under the Expense Limitation Agreement, Salient Capital has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the respective Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•

Salient Broadmark Tactical Plus Fund. Under the Expense Limitation Agreement, Salient Advisors has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement for Class F shares expires on the third anniversary of the closing of the reorganization of Broadmark Tactical into the Fund (the “Reorganization”) and the Expense Limitation Agreement for Class A, Class C, and Class I shares expires on July 31, 2016, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

Each Fund’s Advisor is permitted to recover from each of its respective Funds expenses attributable to the Fund or a

Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, a Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which its Advisor waived a fee or reimbursed an expense. Any such recovery by an Advisor will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Custodian

Holds the Funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating the Funds’ net asset value.

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Principal Underwriter

Markets the Funds and distributes shares through selling brokers, financial planners and other financial representatives.

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Transfer Agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

SunGard Investor Services, LLC

3435 Stelzer Road

Columbus, OH 43219

FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help investors understand each Fund’s financial performance for the periods shown. Certain information reflects financial results for a single share of a Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the applicable Fund, assuming reinvestment of all dividends and distributions. This information has been derived from information audited by KPMG LLP, whose report, along with each of the Fund’s financial statements, is incorporated herein by reference and included in the Trust’s annual report, which is available upon request and without charge by calling 1-866-667-9228 or on the Trust’s website at www.salientfunds.com.

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets
	Net Asset Value Beginning of Period	Net Invest ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on invest ments	Total from Invest ment Activities	Return of Capital	Net Realized Gain on Invest ments	Total Distri butions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000s)	Gross Expen ses(c)	Net Expen ses(c)(d)	Net Invest ment Income (Loss)(c)	Portfolio Turn over(e)
Risk Parity Fund (Consolidated)
Class A
Year ended December 31, 2014	$9.07	(0.14)	1.38	1.24	—	(1.22)	(1.22)	$9.09	13.58%	$4,748	1.64%	1.60%	(1.41)%	—
Year ended December 31, 2013	$10.16	(0.14)	(0.35)	(0.49)	—	(0.60)	(0.60)	$9.07	(4.78)%	$5,409	1.84%	1.60%	(1.45)%	—
Period ended December 31, 2012(f)	$9.94	(0.07)	0.32	0.25	—	(0.03)	(0.03)	$10.16	2.53%	$4,018	1.92%	1.61%	(1.59)%	—
Class C
Year ended December 31, 2014	$8.97	(0.21)	1.37	1.16	—	(1.22)	(1.22)	$8.91	12.84%	$2,516	2.38%	2.35%	(2.16)%	—
Year ended December 31, 2013	$10.13	(0.22)	(0.34)	(0.56)	—	(0.60)	(0.60)	$8.97	(5.49)%	$1,319	2.59%	2.35%	(2.20)%	—
Period ended December 31, 2012(g)	$10.12	(0.09)	0.13	0.04	—	(0.03)	(0.03)	$10.13	0.41%	$363	2.67%	2.36%	(2.34)%	—
Class I
Year ended December 31, 2014	$9.09	(0.11)	1.39	1.28	—	(1.22)	(1.22)	$9.15	13.99%	$85,426	1.38%	1.35%	(1.16)%	—
Year ended December 31, 2013	$10.16	(0.12)	(0.35)	(0.47)	—	(0.60)	(0.60)	$9.09	(4.59)%	$95,156	1.59%	1.35%	(1.20)%	—
Period ended December 31, 2012(h)	$10.00	(0.06)	0.25	0.19	—	(0.03)	(0.03)	$10.16	1.91%	$108,199	1.67%	1.36%	(1.34)%	—
Alternative Beta Fund (Consolidated)
Class A
Year ended December 31, 2014	$9.88	(0.13)	(0.80)	(0.93)	(0.60)	(0.51)	(1.11)	$7.84	(9.16)%	$3	2.34%	1.67%	(1.60)%	—
Period ended December 31, 2013(i)	$10.37	(0.13)	(0.36)	(0.49)	—	—	—	$9.88	(4.73)%	$29	2.17%	1.63%	(1.60)%	—
Class C
Year ended December 31, 2014	$9.82	(0.19)	(0.79)	(0.98)	(0.38)	(0.51)	(0.89)	$7.95	(9.79)%	$15	3.09%	2.42%	(2.35)%	—
Period ended December 31, 2013(i)	$10.37	(0.18)	(0.37)	(0.55)	—	—	—	$9.82	(5.30)%	$12	2.91%	2.37%	(2.35)%	—
Class I
Year ended December 31, 2014	$9.90	(0.11)	(0.81)	(0.92)	(0.66)	(0.51)	(1.17)	$7.81	(9.10)%	$5,058	2.09%	1.42%	(1.35)%	—
Period ended December 31, 2013(j)	$10.00	(0.11)	0.01	(0.10)	—	—	—	$9.90	(1.00)%	$41,230	1.91%	1.37%	(1.35)%	—

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	The ratios presented include an investment adviser waiver. Without this waiver, the expense ratios would be higher.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.
(f)	Commenced operations on November 15, 2012.
(g)	Commenced operations on October 1, 2012.
(h)	Commenced operations on July 9, 2012.
(i)	Commenced operations on March 28, 2013.
(j)	Commenced operations on February 28, 2013.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets
	Net Asset Value Beginning of Period	Net Invest ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on invest ments	Total from Invest ment Activities	Net Invest ment Income	Net Realized Gain on Invest ments	Total Distri butions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000s)	Gross Expenses(c)	Net Expenses(c)(d)	Net Invest ment Income (Loss)(c)	Portfolio Turn over(e)
Trend Fund (Consolidated)
Class A
Year ended December 31, 2014	$11.04	(0.16)	1.69	1.53	—	(0.67)	(0.67)	$11.90	13.92%	$4,934	1.99%	1.73%	(1.58)%	—
Period ended December 31, 2013(f)	$10.64	(0.17)	1.71	1.54	(0.34)	(0.80)	(1.14)	$11.04	14.73%	$2,849	1.98%	1.62%	(1.52)%	—
Class C
Year ended December 31, 2014	$10.98	(0.23)	1.66	1.43	—	(0.67)	(0.67)	$11.74	13.08%	$29	2.75%	2.48%	(2.34)%	—
Period ended December 31, 2013(f)	$10.64	(0.23)	1.69	1.46	(0.32)	(0.80)	(1.12)	$10.98	13.96%	$116	2.73%	2.37%	(2.27)%	—
Class I
Year ended December 31, 2014	$11.02	(0.13)	1.69	1.56	—	(0.67)	(0.67)	$11.91	14.21%	$38,290	1.74%	1.48%	(1.33)%	—
Period ended December 31, 2013(g)	$10.00	(0.14)	2.34	2.20	(0.38)	(0.80)	(1.18)	$11.02	22.24%	$72,325	1.73%	1.37%	(1.27)%	—

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	The ratios presented include an investment adviser waiver. Without this waiver, the expense ratios would be higher.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.
(f)	Commenced operations on March 28, 2013.
(g)	Commenced operations on January 2, 2013.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets
	Net Asset Value Beginning of Period	Net Invest ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on invest ments	Total from Invest ment Activities	Net Invest ment Income	Return of Capital	Total Distri butions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000s)	Gross Expen ses(c)		Net Expen ses(c)		Net Expen ses Exclu ding Income Taxes(c)		Net Invest ment Income (Loss)(c)	Portfolio Turn over(d)
MLP Energy Fund (Consolidated)
Class A
Year ended December 31, 2014	$12.77	0.05	1.03	1.08	(0.10)	(0.44)	(0.54)	$13.31	8.35%	$177,820	1.59	%(k)	1.65%		1.48%		0.36%	19%
Year ended December 31, 2013	$10.02	(0.05)	3.29	3.24	(0.16)	(0.33)	(0.49)	$12.77	33.14%	$147,626	2.65%		2.49	%(e)	1.60	%(e)	(0.41)%	64%
Period ended December 31, 2012(f)	$10.09	— (g)	(0.07)	(0.07)	—	—	—	$10.02	(0.69)%	$2,225	6.52%		1.82	%(e)	1.60	%(e)	(0.13)%	15%
Class C
Year ended December 31, 2014	$12.72	(0.05)	1.02	0.97	(0.08)	(0.38)	(0.46)	$13.23	7.53%	$147,885	2.34	%(k)	2.40%		2.23%		(0.39)%	19%
Period ended December 31, 2013(h)	$10.40	(0.13)	2.90	2.77	(0.16)	(0.29)	(0.45)	$12.72	27.13%	$37,527	3.40%		3.24	%(e)	2.35	%(e)	(1.16)%	64%
Class I
Year ended December 31, 2014	$12.76	0.09	1.02	1.11	(0.11)	(0.47)	(0.58)	$13.29	8.56%	$1,149,509	1.34	%(k)	1.40%		1.23%		0.61%	19%
Year ended December 31, 2013	$10.02	(0.02)	3.29	3.27	(0.18)	(0.35)	(0.53)	$12.76	33.46%	$323,880	2.40%		2.24	%(e)	1.35	%(e)	(0.16)%	64%
Period ended December 31, 2012(i)	$10.00	— (g)	0.14	0.14	— (g)	(0.12)	(0.12)	$10.02	1.47%	$38,190	6.27%		1.57	%(e)	1.35	%(e)	0.12%	15%
MLP Fund
Class A
Period ended December 31, 2014(j)	$10.00	(0.10)	0.11	0.01	—	(0.39)	(0.39)	$9.62	(0.19)%	$444	6.96%		1.99	%(e)	1.99	%(e)	(1.21)%	58%
Class C
Period ended December 31, 2014(j)	$10.00	(0.16)	0.12	(0.04)	—	(0.37)	(0.37)	$9.59	(0.66)%	$629	7.62%		2.74	%(e)	2.74	%(e)	(2.17)%	58%
Class I
Period ended December 31, 2014(j)	$10.00	(0.08)	0.11	0.03	—	(0.43)	(0.43)	$9.60	0.03%	$17,362	4.47%		1.63	%(e)	1.63	%(e)	(1.04)%	58%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.
(e)	The ratios presented include an investment adviser waiver. Without this waiver, the expense ratios would be higher.
(f)	Commenced operations on December 21, 2012.
(g)	Represents less than $0.005 or $(0.005).
(h)	Commenced operations on January 8, 2013.
(i)	Commenced operations on September 19, 2012.
(j)	Commenced operations on April 2, 2014.
(k)	The gross operating expenses are the expenses before recoupment by the Adviser.

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets
	Net Asset Value Beginning of Period	Net Invest ment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on invest ments	Total from Invest ment Activities	Net Invest ment Income	Net Realized Gain on Invest ments	Total Distri butions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period (000s)	Gross Expen ses(c)	Net Expen ses(c)(d)	Net Invest ment Income (Loss)(c)	Port folio Turn over(e)
Global Equity Fund
Class A
Year ended December 31, 2014	$11.80	0.02	0.16	0.18	(0.04)	(0.32)	(0.36)	$11.62	1.55%	$2,199	2.06%	1.85%	0.39%	83%
Period ended December 31, 2013(f)	$10.33	0.04	1.70	1.74	(0.04)	(0.23)	(0.27)	$11.80	16.69%	$3,165	2.34%	1.85%	0.36%	104%
Class C
Year ended December 31, 2014	$11.74	(0.06)	0.16	0.10	—	(0.32)	(0.32)	$11.52	0.82%	$2,520	2.81%	2.60%	(0.46)%	83%
Period ended December 31, 2013(f)	$10.33	(0.03)	1.67	1.64	—	(0.23)	(0.23)	$11.74	15.84%	$1,083	3.09%	2.60%	(0.39)%	104%
Class I
Year ended December 31, 2014	$11.77	0.05	0.17	0.22	(0.07)	(0.32)	(0.39)	$11.60	1.86%	$59,464	1.81%	1.60%	0.55%	83%
Period ended December 31, 2013(g)	$10.00	0.07	2.01	2.08	(0.08)	(0.23)	(0.31)	$11.77	20.80%	$61,314	2.09%	1.60%	0.61%	104%
Broadmark Tactical Plus Fund
Class A
Period ended December 31, 2014(h)	$12.29	0.04	(0.29)	(0.25)	—	(0.18)	(0.18)	$11.86	(2.06)%	$3	519.72%	2.05%	6.90%	0%
Class C
Period ended December 31, 2014(h)	$12.29	0.03	(0.28)	(0.25)	—	(0.18)	(0.18)	$11.86	(2.06)%	$3	454.38%	2.80%	6.03%	0%
Class I
Period ended December 31, 2014(h)	$12.29	0.04	(0.29)	(0.25)	—	(0.18)	(0.18)	$11.86	(2.06)%	$503	819.13%	1.80%	7.03%	0%
Class F
Period ended December 31, 2014(h)	$12.29	0.04	(0.29)	(0.25)	—	(0.18)	(0.18)	$11.86	(2.06)%	$30,743	4.18%	1.53%	3.56%	0%
Institutional Class
Year ended November 30, 2014	$11.66	(0.06)	1.03	0.97	—	(0.34)	(0.34)	$12.29	8.53%	$17,779	3.09%	1.49%	(0.54)%	153%
Period ended November 30, 2013(i)	$10.00	(0.01)	1.67	1.66	—	—	—	$11.66	16.60%	$9,789	29.89%	1.49%	(0.74)%	1814%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	The ratios presented include an investment adviser waiver. Without this waiver, the expense ratios would be higher.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. It is not annualized for periods less than one year.
(f)	Commenced operations on February 4, 2013.
(g)	Commenced operations on January 3, 2013.
(h)	Commencement of operations of Salient Broadmark Tactical Plus Fund is December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.
(i)	Commenced operations on December 31, 2012.

SALIENT FUNDS PROSPECTUS

Your Account

A Shares, C Shares and I Shares

Choosing a Share Class

Class A shares are sold with a front-end sales charge, which may be reduced or waived, as discussed below. Class A and Class C shares’ cost structure includes a Rule 12b-1 plan that allows the payment of fees for the sale, distribution and/or service of their shares. Class I shares do not bear any distribution and/or service (Rule 12b-1) fees and are sold only to investors that meet the eligibility requirements described below under “Who Can Buy Class I Shares.”

Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and/or service (Rule 12b-1) fees at an annual rate of 0.25%.

•	No front-end sales charge on investments of $1 million or more, subject to a 1.00% CDSC on shares sold within one year of purchase.

Class C

•	No front-end sales charge.

•	Distribution and/or service (Rule 12b-1) fees at an annual rate of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

The maximum amount you may invest in Class C shares with any single purchase is $999,999.99. Citi Fund Services Ohio, Inc., the Funds’ transfer agent, may accept a purchase request for Class C shares for $1 million or more when the purchase made is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

Class I

•	No front-end sales charge.

•	No distribution and/or service (Rule 12b-1) fees or CDSCs.

12b-1 Fees

Rule 12b-1 fees are paid to, but not retained by, Foreside Fund Services, LLC (the “Distributor”). These fees are used by the Distributor to pay for expenses relating to the distribution and servicing of Fund shares. The specific treatment per class of Rule 12b-1 fees is as follows:

Class A. The services fee represents the entire portion of the 0.25% Rule 12b-1 fee. There is no distribution-specific fee.

Class C. The distribution-specific fee represents 75 basis points, and the services fee represents 25 basis points of the overall 1.00% Rule 12b-1 fee.

Because Rule 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Your broker-dealer or agent may charge you a fee to effect transactions in Fund shares. Any such fee is not a charge of the respective Fund.

Who Can Buy Class I shares

Class I shares are offered without any sales charge to the following types of investors if they also meet the minimum initial investment requirement for purchases of Class I shares (see “Opening an account”):

•

Clients of financial intermediaries who: (i) charge such clients a fee for advisory, investment, consulting or similar services; or (ii) have entered into an agreement to offer Class I shares through a no-load program or investment platform

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Any entity that is considered a corporation for tax purposes

•	Investment companies, both affiliated and not affiliated with the Advisor

•	Investors who invest directly in a Fund or through an affiliate of the Advisor

•	Fund trustees and officers and other individuals who are affiliated with a Fund, the Advisor and its affiliates, the Sub-Advisor and its affiliates, and other Salient funds

Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical with Salient Broadmark Tactical Plus Fund. Only shareholders who acquired Class F shares pursuant to the Reorganization may purchase additional Class F shares.

SALIENT FUNDS PROSPECTUS

Administrative Services Plan

The Funds have adopted an Administrative Services Plan applicable to Shares sold through certain broker-dealers that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed 0.10%. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Advisor (and/or its affiliates) and the Board oversees any such allocation.

Additional Payments to Financial Intermediaries

Shares of the Funds are primarily sold through financial intermediaries, such as brokers, banks, registered investment advisors, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Funds in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of a Fund paying Rule 12b-1 fees, if any.

Certain firms may request, and the Advisor (and/or its affiliates) and/or the Sub-Advisor (and/or its affiliates) may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Advisor’s own resources and/or the Sub-Advisor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the Advisor’s efforts to promote the sale of the Funds’ shares. The Advisor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation will vary. These payments could be significant to a firm. The Advisor determines which firms to support and the extent of the payments it is willing to make. The Advisor generally chooses to compensate firms that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Advisor’s promotional efforts.

The Advisor hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting each Fund, would result in additional management and other fees for the Advisor and its affiliates. In consideration for revenue sharing, a firm may feature a Fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Advisor’s marketing efforts by allowing the Advisor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in selling Fund shares and servicing its clients who have invested in a Fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor a Fund.

The respective Fund’s SAI discusses the Advisor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Advisor or the Fund, as well as about fees and/or commissions it charges.

The Advisor and its affiliates may have other relationships with your firm relating to the provisions of services to a Fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the Fund. If your intermediary provides these services, the Advisor or the Fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Advisor or its affiliates that are not related to the Fund.

How Sales Charges are Calculated

Class A sales charges are as follows:

Your investment	As a % of offering price*	As a % of your investment
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class C or Class I shares of a Salient fund contained in the Salient MF Trust. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the Fund’s Class A shares about any other Salient funds contained in the Salient MF Trust held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in an individual retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. Salient will credit the

SALIENT FUNDS PROSPECTUS

combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about sales charges, reductions, and waivers, you may visit the Fund’s Web site www.salientfunds.com, which includes hyperlinks to facilitate access to this information. You may also consult your broker or financial advisor, or refer to the section entitled “Initial Sales Charge on Class A Shares” in the respective Fund’s SAI. You may request an SAI from your broker or financial advisor by accessing the Fund’s Web site www.salientfunds.com or by calling the transfer agent at 1-866-667-9228.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Deferred Sales Charges

Class A shares are available with no front-end sales charge on investments of $1 million or more. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. As a result, Class A shares that were not subject to a front-end sales charge, but for which a commission or finder’s fee was paid, may be subject to a contingent deferred sales charge (CDSC) of 1.00% if such Class A shares are sold within one year of purchase. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold within one year of purchase.

For purposes of charging a CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Sales Charge Reductions and Waivers

Reducing your Class A Sales Charges

There are two ways you can combine multiple purchases of shares of Salient funds contained in the Salient MF Trust to take advantage of the breakpoints in the sales charge schedule. These methods can be combined in any manner.

•

Accumulation Privilege — lets you add the value of any class of shares of any Salient fund contained in the Salient MF Trust you already own to the amount of your next Class A investment. This includes Salient MF Trust Class A shares of any Salient fund held in: (i) all accounts (e.g., retirement accounts, trust accounts) with the Salient MF Trust and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

•

Letter of Intention — lets you purchase Class A shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in Class A shares of the Salient funds contained in the Salient MF Trust during the next 13 months. The calculation of this amount would include accumulations as well as your current holdings of all classes of Salient funds contained in the Salient MF Trust, which include any reinvestment of dividends and capital gains distributions. When you sign this letter, the Fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or the transfer agent. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation privilege. Each investor has an individual account, but the group’s investments are combined for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

SALIENT FUNDS PROSPECTUS

To utilize this program, you must contact your financial representative or the transfer agent to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC Waivers

As long as the transfer agent is notified at the time you sell, the CDSC for Class A and Class C shares will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•

redemptions pursuant to the Fund’s right to liquidate an account that is below the minimum account value stated below in “Dividends, taxation and account policies,” under the subsection “Small accounts” to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or the transfer agent. Consult the respective Fund’s SAI for additional details (see the back cover of this prospectus).

Reinstatement Privilege

If you sell shares of a Fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was sold within 120 days without a sales charge, subject to fund minimums, as long as the transfer agent or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. Consult the Fund’s SAI for additional details.

To utilize this privilege, you must contact your financial representative or the transfer agent. Consult the respective Fund’s SAI for additional details (see the back cover of this prospectus).

Waivers for Certain Investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•

financial intermediaries (such as a broker, dealer, financial planner, consultant, or registered investment advisor) that has entered into a signed agreement with the Fund and/or Distributor providing specifically for the use of Fund shares in certain retirement platforms, fee-based investment products or services (including wrap accounts) made available to clients

•

Fund trustees, officers and other individuals who are affiliated with these or other Salient funds, including employees of Salient and its affiliates (and their Immediate Family, as defined in the SAI).

To utilize a waiver, you must contact your financial representative or the transfer agent. Consult the respective Fund’s SAI for additional details (see the back cover of this prospectus).

Other Waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•

exchanges from one Salient fund contained in the Salient MF Trust to the same class of any other Salient fund contained in the Salient MF Trust (see “Transaction policies” in this prospectus for additional details)

•	dividend reinvestments (see “Dividends, taxation and account policies” in this prospectus for additional details)

Opening an Account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investment for Class A and Class C shares of the Fund is $2,500 except as follows:

•	there is no minimum initial investment for certain group retirement plans using salary deduction or similar group methods of payment.

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor.

The minimum initial investment for Class I shares of the Fund is $1,000,000. This requirement, however, does not apply for investors in certain fee-based, wrap account or other investment platform programs that do not require the Fund to pay any type of administrative payments per shareholder account to any third party. A Fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call the transfer agent at: 1-866-667-9228.

SALIENT FUNDS PROSPECTUS

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important Information about Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account. When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals. When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (“TIN”) and may be requested to provide information on persons with authority or control over the account, such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help the transfer agent identify the entity. Please see the Mutual Fund Account Application for more details.

Orders in Proper Form

In order to receive a day’s price, your order must be received in good order by the close of the regular trading of the New York Stock Exchange (“NYSE”).

Buying Shares

Opening an account	Adding to an account

By check

•       Make out a check for the investment amount, payable to “Salient MF Trust.”

•       Deliver the check and your completed application to your financial representative or mail them to the transfer agent (address below).

•       Make out a check for the investment amount, payable to “Salient MF Trust.”

•       Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the Fund name, the share class, your account number and the name(s) in which the account is registered.

•       Deliver the check and your investment slip or note to your financial representative, or mail them to the transfer agent (address below).

By exchange • Call your financial representative or the transfer agent to request an exchange.	• Call your financial representative or the transfer agent to request an exchange.

By wire

•       Deliver your completed application to your financial representative or mail it to the transfer agent

•       Obtain your account number by calling your financial representative or the transfer agent.

•       Obtain wiring instructions by calling the transfer agent.

•       Instruct your bank to wire the amount of your investment. Specify the Fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

•       Obtain wiring instructions by calling the transfer agent.

•       Instruct your bank to wire the amount of your investment. Specify the Fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

SALIENT FUNDS PROSPECTUS

Opening an account	Adding to an account
By Internet • See “By exchange” and “By wire.”	• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system. • Complete the “Bank information” section on your account application.
By phone • See “By exchange” and “By wire.”

•       Verify that your bank or credit union is a member of the ACH system.

•       Complete the “To purchase, exchange or redeem shares via telephone” and “Bank information” sections on your account application.

•       Call your financial representative or call the transfer agent between 8:00 A.M. and 6:00 P.M., Eastern Time, on most business days.

To add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail Salient MF Trust P.O. Box 182607 Columbus, Ohio 43218-2607	Express delivery Salient MF Trust 3435 Stelzer Road Columbus, Ohio 43219-8012	Transfer agent 1-866-667-9228

Selling Shares

To sell some or all of your shares
By letter • Accounts of any type. • Sales of any amount.

•       Write a letter of instruction or complete a stock power indicating the Fund name, the share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

•       Include all signatures and any additional documents that may be required (see next page).

•       Mail the materials to the transfer agent (address below).

•

•       A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet • Most accounts. • Sales of up to $100,000.	• Not currently available
By phone • Most accounts. • Sales of up to $100,000.	• Call your financial representative or call the transfer agent between 8:00 A.M. and 6:00 P.M., Eastern Time, on most business days.

SALIENT FUNDS PROSPECTUS

To sell some or all of your shares
By wire or electronic funds transfer (EFT) • Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.

•       To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call the transfer agent.

•       Funds requested by wire will generally be wired the next business day. The Funds reserve the right to deduct funds from your account to offset the cost of the wire fee charged by the custodian bank. Your bank may also charge you a fee for this service.

•       Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange • Accounts of any type. • Sales of any amount.

•       Obtain a current prospectus for the Fund into which you are exchanging by accessing the Fund’s Web site by Internet, or by calling your financial representative or the transfer agent.

•       Call your financial representative or the transfer agent to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail Salient MF Trust P.O. Box 182607 Columbus, Ohio 43218-2607	Express delivery Salient MF Trust 3435 Stelzer Road Columbus, Ohio 43219-8012	Transfer agent 1-866-667-9228

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to the transfer agent and are still accurate. These items are shown in the table below. You may also need to include a medallion signature guarantee, which protects you against fraudulent orders. You will need a medallion signature guarantee if:

•	your address of record has changed within the past 15 days;
•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Medallion Signature Guarantee Program. Most broker-dealers, banks, credit unions and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	To sell some or all of your shares
Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)

•       Letter of instruction

•       On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

•       Medallion Signature Guarantee, if applicable (see above).

SALIENT FUNDS PROSPECTUS

Seller	To sell some or all of your shares
Owners of corporate, sole proprietorship, general partner or association accounts

•       Letter of instruction.

•       Corporate business/organization resolution, certified within the past 12 months, or a Salient business/organization certification form (if not currently on file and/or the request is not signed by an authorized person).

•       On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

•       Medallion Signature Guarantee, if applicable (see above).

Owners or trustees of trust accounts

•       Letter of instruction.

•       On the letter, the signature(s) of the trustee(s).

•       Certified copy of the trust document (if not already on file).

•       Medallion Signature Guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with deceased co-tenant(s)

•       Letter of instruction signed by surviving tenant(s).

•       Certified copy of death certificate.

•       Medallion Signature Guarantee, if applicable (see above).

•       Application completed by surviving tenant(s), if applicable.

Executors of shareholder estates

•       Letter of instruction signed by executor.

•       Copy of order appointing executor, certified within the past 12 months.

•       Medallion Signature Guarantee, if applicable (see above).

•       Application completed by surviving tenant(s), if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the transfer agent for instructions.

Regular mail Salient MF Trust P.O. Box 182607 Columbus, Ohio 43218-2607	Express delivery Salient MF Trust 3435 Stelzer Road Columbus, Ohio 43219-8012	Transfer agent 1-866-667-9228

Transaction Policies

Valuation of the Funds’ Shares

The net asset value (“NAV”) for each class of shares of each Fund is determined once daily as of the close of regular trading of the NYSE (typically 4:00 P.M., Eastern Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and a Fund does not conduct purchase or redemption transactions of its own shares. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the SEC. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the Fund’s NAV is not calculated. Consequently, the fund’s portfolio securities may trade and the Fund’s NAV may be significantly affected on days when a shareholder will not be able to purchase or

SALIENT FUNDS PROSPECTUS

redeem Fund shares. The NAV of each Fund is available at the Funds’ Web site: www.salientfunds.com.

Each class of shares of each Fund has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of Fund shares outstanding for that share class.

Valuation of Portfolio Securities

Except as noted below, securities held by a Fund may be primarily valued on the basis of market quotations or official closing prices from recognized exchanges. Each Fund’s Advisor or administrator, as delegated by the Advisor, may use third party pricing vendors to supply the valuations for the publicly traded securities and certain derivative securities in the portfolio:

Exchange-Traded Debt and Equity Securities: Debt and equity securities (including exchange-traded funds (“ETFs”) and closed-end investment companies) traded on a recognized exchange or on the Nasdaq National Market Listing are valued using the last sale price on each security’s primary exchange on the valuation date.

Debt and Equity Securities Traded Over-The-Counter: Debt and equity securities traded over-the-counter (“OTC”) (but excluding the Nasdaq National Market Listing) are valued at the last reported sales price on the valuation date. In either of the foregoing cases, if there are no trades of the security on the valuation date, the price of the security shall generally be the mean of the reported bid and asked prices at market’s close on the valuation date. Certain short-term debt instruments with maturities of 60 days and shorter may be valued on the basis of amortized cost.

Exchange-Traded Options Contracts: Written/purchased option contracts on securities, currencies, indices and other financial instruments traded on one or more exchanges shall be valued on the valuation date at the last bid/ask price for options held long/short, respectively, or at the closing mid of the posted market, on the exchange on which the option is listed. If no such bid/ask price is reported by such exchange on the valuation date, the Advisor’s valuation committee will determine the fair value of such options in good faith using publicly available data where possible.

OTC Options: Option contracts on securities, currencies and other financial instruments traded in the OTC market shall be valued at a price obtained from a broker (often the counterparty to the option) on the valuation date. If a broker price is not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Futures: Exchange-traded futures are valued at the last trade or settlement price on the primary exchange on which the futures contracts trade. Third party pricing vendors will be used as primary pricing sources for these contracts.

Swaps: Swaps are valued using prices obtained from third party pricing vendors, which are based on standard industry models using publicly available data where available. If prices from third party pricing vendors are not available, the Advisor’s investment committee will determine the fair value using industry standard models.

Forward Contracts: Forward foreign currency contracts shall be valued at prices supplied by a third party pricing vendor.

Government Obligations: U.S. Government obligations (including U.S. Treasury securities and U.S. Government Agency securities) shall be valued at prices supplied by a third party pricing vendor.

Securities Traded on Foreign Exchanges: A Fund may invest in securities primarily traded in the United States as well as foreign securities markets. The Funds utilize fair value pricing on a daily basis for all securities that are not primarily traded in United States markets because trading in these securities typically is completed at times that can vary from the closing of the NYSE. This fair value pricing process for securities primarily traded on foreign exchanges uses the quotations of third party pricing vendors to value such securities unless the use of another fair valuation methodology is deemed appropriate by the Advisor’s investment committee. This policy is designed to help ensure that a Fund’s NAV per share appropriately reflects its investments’ values on the valuation date. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern Standard Time).

Private Securities with no Public Market, and Other Illiquid Securities: If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is primarily traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to estimate the fair value of securities to the Advisor’s valuation committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. Further, the Advisor may engage third party valuation firms to assist in determining the estimated fair values of such securities.

SALIENT FUNDS PROSPECTUS

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the fair value of the Fund’s portfolio securities as of the close of regular trading on the valuation date, thus limiting the opportunity for aggressive traders or market timers to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Investments in unregistered and open-ended investment companies: The fair value of investments in non-registered and open-ended investment companies is based on the NAV of that investment company in conformity with applicable accounting standards, so long as such fund’s NAV is based on fair value reporting of its underlying securities.

Deferred Tax Liability (Salient MLP Fund): As an investor in an MLP, the Fund will include its allocable share of the MLP’s Partnership Items in computing its taxable income. Because the Fund will be treated as a domestic taxable corporation, or so-called Subchapter “C” corporation, for federal tax purposes, it will incur tax expenses. In calculating its net asset value, the Fund will account for any deferred tax liability and/or asset balances.

The Fund will accrue, in accordance with generally accepted accounting principles, a deferred income tax liability, at an assumed federal, state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions it receives on equity securities of MLPs that are considered to be returns of capital. Any deferred tax liability will reduce the Fund’s net asset value.

The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset, which reflects an estimate of its future tax benefit associated with net operating losses and net realized and unrealized capital losses. Any deferred tax asset will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset, consideration is given as to whether a valuation allowance is required, which would offset the value of some or all of the deferred tax asset. The need to establish a valuation allowance for a deferred tax asset is assessed periodically by the Fund based on the criterion established by the Financial Accounting Standards Board, Accounting Standards Codification 740 (ASC 740, formerly SFAS No. 109), that it is more likely than not that some portion or all of the deferred tax asset will not be realized. In the assessment for a valuation allowance, consideration is given to all positive and negative evidence related to the realization of the deferred tax asset. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are highly dependent on future MLP cash distributions), the duration of statutory carryover periods and the associated risk that net operating loss carryovers may expire unused.

The Fund’s deferred tax liability and/or asset balances is determined using estimates of effective tax rates expected to apply to taxable income in the years the tax liability of benefit is realized. For purposes of estimating the Fund’s deferred tax liability and/or asset balances for financial statement reporting and determining its net asset value, the Fund will be required to rely, to some extent, on information provided by the MLPs in which it invests. Such information may not be received in a timely manner, with the result that the Fund’s estimates regarding its deferred tax liability and/or asset balances could vary from its actual tax liability; as a result, the determination of the Fund’s actual tax liability may have a material impact on its net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of such estimates or assumptions or changes in applicable tax law could result in increases or decreases in the Fund’s net asset value, which could be material.

Buy and Sell Prices

When you buy shares, you pay the NAV, plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV, minus any applicable deferred sales charges.

Execution of Requests

Each Fund is open on those days when the NYSE is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after the transfer agent receives your request in good order. In unusual circumstances, a Fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider sending your request in writing.

In unusual circumstances, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SALIENT FUNDS PROSPECTUS

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts in which names or mailing addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of a class of a Fund for shares of the same class of any other Salient fund contained in the Salient MF Trust that is then offering that class, generally without paying any sales charges. In addition, Class F Shares of the Salient Broadmark Tactical Plus Fund are exchangeable into Class I Shares of other Salient Funds. The registration for both accounts must be identical. Class C shares will continue to age from the original date and will retain the same CDSC rate. For further details, see “Additional Information Concerning Taxes” in the respective Fund’s SAI for information regarding taxation upon the redemption or exchange of shares of the Fund (see the back cover of this prospectus). A Fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the respective Fund’s SAI (see the back cover of this prospectus).

Excessive Trading

Each Fund is intended for long-term investment purposes, and thus purchases, redemptions and exchanges of Fund shares should be made with a view toward long-term investment objectives. Excessive trading, short-term trading and other abusive trading activities may be detrimental to a Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative cost, harming Fund performance and diluting the value of shares. Such trading may also require a Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders. If your investment horizon is not long-term, then you should not invest in a Fund.

The Board has adopted policies and procedures that seek to discourage and not accommodate excessive or short-term trading activities. These policies and procedures include, among other things, use of fair value pricing of international securities and periodic review of shareholder trading activity.

Despite the Funds’ efforts to detect and prevent abusive trading activity, there can be no assurance that a Fund will be able to identify all of those who may engage in abusive trading and curtail their activity in every instance. In particular, it may be difficult to curtail such activity in certain omnibus accounts and other accounts traded through intermediaries, despite arrangements the Funds have entered into with the intermediaries to provide access to account level trading information. Omnibus accounts are comprised of multiple investors whose purchases, exchanges and redemptions are aggregated before being submitted to a Fund.

Account Information

The Funds are required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, a Fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated Shares

The Funds do not issue share certificates. Shares are electronically recorded.

Sales in Advance of Purchase Payments

When you place a request to sell shares in good order for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a Fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends, Distributions, Taxation and Account Policies

Account Statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, monthly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by February 15.

Dividends

The Funds typically declare and pay income dividends and capital gains, if any, at least annually.

SALIENT FUNDS PROSPECTUS

Dividend Reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the same fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If any of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of Dividends

For investors who are not exempt from federal income taxes, dividends you receive from a Fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund’s short-term capital gains are taxable as ordinary income. Except for the Salient MLP Fund, dividends from a Fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Fund’s holding period. Except for the Salient MLP Fund, some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every February, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Distributions (Salient MLP & Energy Infrastructure Fund II)

It is expected that only a portion of the cash payments from the Fund’s investments will constitute investment company taxable income. The balance will be return of capital from such investments. The Fund cannot predict with respect to a given quarter how much of the Fund’s investment company taxable income will be included in the distribution we make for that quarter. However, we intend to pay to common shareholders on an annual basis at least 90% of the Fund’s investment company taxable income. Distributions may also include cash received as return of capital from the Fund’s portfolio investments or return of the Fund’s investors’ capital. Provisions of the 1940 Act and rules thereunder require the Fund to provide a written statement accompanying payment from any source other than income that adequately discloses the source or sources of such payment. Thus, if capital was the source of a distribution, and the payment amounted to a return of capital, written notice to that effect would be provided. Nevertheless, shareholders who periodically receive distributions from the Fund may be under the impression that such payments are made from income, when, in fact, they are not. The amount of the Fund’s distribution that constitutes a return of capital represents a return of a shareholder’s original investment in shares. Accordingly, shareholders should carefully read any written disclosure accompanying a distribution and should not assume that the source of payment is income.

Cost Basis Reporting

The Funds will be required to report to the IRS, and furnish to Fund shareholders, detailed “cost basis” and “holding period” information for certain Fund shares (“covered shares”) that are redeemed. If you redeem covered shares during any year, the Funds will report the following information to the IRS and to you on Form 1099-B: (i) the “cost basis” of such shares; (ii) the gross proceeds you received on the redemption; and (iii) the “holding period” for the redeemed shares.

Except with respect to the shares of the Salient MLP Fund, the default method for calculating the cost basis of covered shares will be the average cost of all Fund shares you purchased prior to a particular redemption. If you and your financial or tax advisor determine another calculation method may be more beneficial for your individual tax situation, you will be able to elect another IRS-accepted method by notifying the Fund’s transfer agent in writing.

You should contact your financial or tax advisor about the application of the cost basis reporting rules to you, particularly whether you should elect a cost basis calculation method or use the default average basis.

Buying a Dividend

Purchasing a Fund’s shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the Fund’s shares.

The risk in buying a dividend is that a Fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The Fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the Fund’s portfolio.

Returns of Capital

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the

SALIENT FUNDS PROSPECTUS

distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Taxability of Transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small Accounts

If the value of your account is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, the Fund may deduct from your account $15 a year to maintain your account. If your account is closed for this reason, you will not be charged any CDSC that otherwise may apply.

Additional Investor Services

Monthly Purchase Program (Class A and Class C shares only)

The monthly purchase program lets you set up regular investments from paychecks or bank accounts to the Salient funds. Investors determine the frequency and amount of investments ($250 minimum per month), and they can terminate the program at any time. To establish, you must satisfy the minimum initial investment requirements specified in the section “Opening an account” and complete the appropriate parts of the account application.

Systematic Withdrawal Plan (Class A and Class C shares only)

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•

Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

Disclosure of Fund Holdings

A description of each Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available (i) in the respective Fund’s SAI; and (ii) on the respective Fund’s Web site, www.salientfunds.com. The holdings of each Fund are also disclosed quarterly in filings with the SEC on Form N-Q as of the end of the first and third quarters of each Fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of each Fund’s fiscal year.

SALIENT FUNDS PROSPECTUS

APPENDIX I — RELATED PERFORMANCE OF A COMPARABLE FUND

The performance information shown below is the performance of a comparable mutual fund (“Comparable Fund”) for which the Sub-Advisor of Salient Broadmark served as investment sub-advisor and Mr. Guptill served as sole portfolio manager from December 31, 2010 through October 31, 2012. In its capacity as sub-advisor, the Sub-Advisor maintained full discretionary authority over the selection of investments for the Comparable Fund. Mr. Guptill, portfolio manager of the Fund, was solely responsible for the performance of the Comparable Fund for the period shown. During such period, December 31, 2010 through October 31, 2012, the Comparable Fund was the only fund or other account that the Sub-Advisor managed with an investment objective and investment policies and strategies substantially similar to those of the Fund.

The Comparable Fund is a separate fund, and the performance of the Comparable Fund shown below is provided to illustrate the past performance of a substantially similar mutual fund managed by the Sub-Advisor and the portfolio manager as measured against a broad-based market index, the S&P 500

Index. Because of the similarities between Salient Broadmark and the Comparable Fund, this information may help provide an indication of Salient Broadmark’s risks by showing how a similar Comparable Fund has performed historically. The performance of the Comparable Fund, however, is not the performance of Salient Broadmark, and you should not assume that Salient Broadmark will have the same performance as the Comparable Fund. The performance of Salient Broadmark may be greater or less than the performance of the Comparable Fund due to, among other things, the number of the holdings in and composition of Salient Broadmark’s portfolio, as well as the asset size and cash flow differences between Salient Broadmark and the Comparable Fund. The performance of the Comparable Fund has been calculated net of any fees and expenses, including sales loads, that were applicable to the Comparable Fund during the period shown. The performance information of the Comparable Fund has not been adjusted to reflect the expenses of Salient Broadmark, which are lower than the expenses of the Comparable Fund during the period shown. The expense ratio of each class of the Comparable Fund as of October 31, 2012 is shown below.

The following is NOT the Fund’s performance or indicative of Salient Broadmark’s future performance.

	3 Month Period (through 10/31/12)	Year-to-Date (through 10/31/12)	One-Year Period (through 10/31/12)	Calendar Year 2011	Since Inception (12/31/10) through 10/31/12
Investor Class	4.15%	9.57%	4.81%	(3.65)%	3.00%
Institutional Class	4.25%	9.86%	5.19%	(3.29)%	3.36%
S&P 500 Index[1]	2.96%	14.29%	15.21%	2.11%	8.79%

1

The S&P 500® Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Index results assume the reinvestment of all capital gain and dividend distributions. An investment cannot be made directly into an index.

Comparable Fund Class Inception Dates and Expense Ratios

Share Class	Inception Date	Gross Expense Ratio*	Net Expense Ratio*
Investor Class	12/31/2010	2.75%	2.34%
Institutional Class	12/31/2010	2.40%	1.99%

*	As of October 31, 2012

SALIENT FUNDS PROSPECTUS

For More Information

Two documents are available that offer further information on each Fund:

Annual/Semiannual Report to Shareholders (when available)

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of a Fund and includes a summary of the Fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI for each Fund has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To Obtain a Free Copy of these Documents

There are several ways you can get a current annual/semiannual report (when available), prospectus or SAI from Salient:

Online:	www.salientfunds.com

By mail:	Salient MF Trust P.O. Box 182607 Columbus, Ohio 43218-2607

By phone:	1-866-667-9228

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, D.C.

For access to the Reference Room call 1-800-732-0330.

SEC file number: 811-22678

SALIENT MF TRUST

Statement of Additional Information

April 30, 2015

Fund	Class	Ticker Symbol
Salient Risk Parity Fund	Class A	SRPAX
	Class C	SRPCX
	Class I	SRPFX

Salient MLP & Energy Infrastructure Fund II	Class A	SMAPX
	Class C	SMFPX
	Class I	SMLPX

Salient Alternative Beta Fund	Class A	SABAX
	Class C	SABCX
	Class I	SABFX

Salient Trend Fund	Class A	SPTAX
	Class C	SPTCX
	Class I	SPTIX

Salient Global Equity Fund	Class A	SGEAX
	Class C	SGECX
	Class I	SGEIX

Salient MLP Fund	Class A	SAMCX
	Class C	SCMCX
	Class I	SIMCX

Salient Broadmark Tactical Plus Fund	Class A	SBTAX
	Class C	SBTCX
	Class I	SBTIX
	Class F	BTPIX

This Statement of Additional Information (“SAI”) provides information about the series of Salient MF Trust (the “Trust”) listed above. The Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund, Salient MLP Fund and Salient Broadmark Tactical Plus Fund (each a “Fund” and together, the “Funds”) are each a series of the Trust. The information in this SAI is in addition to the information that is contained in the Funds’ prospectus dated April 30, 2015.

This SAI is not a prospectus, but is incorporated by reference into the Funds’ prospectus. It should be read in conjunction with the Funds’ prospectus. The audited financial statements of each of the Funds for the fiscal periods ending December 31, 2014, including the notes thereto, as filed with the SEC on March 10, 2015 with the Trust’s annual report, are hereby incorporated by reference into and deemed to be part of this SAI. Copies of each prospectus and shareholder reports can be obtained free of charge by contacting:

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

1-866-667-9228

www.salientfunds.com

1

2

ORGANIZATION OF SALIENT MF TRUST

The Trust was organized on November 15, 2011 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust presently has seven series, Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund, Salient MLP Fund and Salient Broadmark Tactical Plus Fund (each a “Fund” and together, the “Funds”).

Salient Advisors, L.P. (“Salient Advisors”), a Texas limited partnership located at 4265 San Felipe, Suite 800, Houston, Texas 77027, is the investment advisor to the Trust, Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund and Salient Broadmark Tactical Plus Fund.

Salient Capital Advisors, LLC (“SCA”), a Texas limited liability company located at 4265 San Felipe, Suite 800, Houston, Texas 77027, is the investment advisor to the Salient MLP & Energy Infrastructure Fund II and the Salient MLP Fund (together, the “Salient MLP Funds”).

Salient Advisors and SCA (each an “Advisor” and together, the “Advisors”) are each registered as an investment advisor under the Investment Advisers Act of 1940, as amended. Each Advisor is a wholly-owned subsidiary of Salient Partners, L.P. (“Salient”), a Houston-based investment firm. As of March 31, 2015, the Advisors and their affiliates managed or advised assets of approximately $22.6 billion, including $4.93 billion invested in master limited partnerships and energy infrastructure companies. Salient Advisors and SCA are also registered with the Commodity Futures Trading Commission (“CFTC”) as commodity pool operators and commodity trading advisors and are members of the National Futures Association (“NFA”).

Broadmark Asset Management LLC (“Broadmark”), a Delaware limited liability company located at 12 East 52nd Street, 3rd Floor, New York, New York 10022, and with an office at 300 Drake’s Landing Road, Greenbrae, California 94904, is the investment sub-advisor (“Sub-Advisor”) to the Salient Broadmark Tactical Plus Fund. The Sub-Advisor, which registered as an investment adviser with the SEC in 2000, provides investment advisory services to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of March 31, 2015, the Sub-Advisor had approximately $1.55 billion in assets under management. Broadmark is registered with the CFTC as a commodities trading advisor and is a member of the NFA.

Salient Risk Parity Fund presently has a single wholly-owned subsidiary, Salient Risk Parity Offshore Fund Ltd. (the “Risk Parity Subsidiary”). The Risk Parity Subsidiary is organized under the laws of the Cayman Islands as an “exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Risk Parity Fund is the sole owner of the Risk Parity Subsidiary, the board of directors of which is the same as the Board of Trustees (the “Board”) of the Trust.

Salient Alternative Beta Fund presently has a single wholly-owned subsidiary, Salient Alternative Beta Offshore Fund Ltd. (the “Alternative Beta Subsidiary”). The Alternative Beta Subsidiary is organized under the laws of the Cayman Islands as an “exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Alternative Beta Fund is the sole owner of the Alternative Beta Subsidiary, the board of directors of which is the same as the Board of the Trust.

Salient Trend Fund presently has a single wholly-owned subsidiary, Salient Trend Offshore Fund Ltd. (the “Trend Subsidiary”). The Trend Subsidiary is organized under the laws of the Cayman Islands as an “exempt company,” which is a corporation that is exempt from taxation in the Cayman Islands but may not trade in the Cayman Islands with any person, firm or corporation except in furtherance of business carried on outside the Cayman Islands. Salient Trend Fund is the sole owner of the Trend Subsidiary, the board of directors of which is the same as the Board of the Trust.

Each Fund’s fiscal year ends December 31. Each Fund’s tax year also ends December 31, other than the Salient MLP Funds and the Salient Broadmark Tactical Plus Fund, which end November 30. Each wholly-owned subsidiary’s fiscal year ends December 31, and each wholly-owned subsidiary’s tax year ends November 30.

3

INVESTMENT POLICIES AND RISKS

The principal strategies and risks of investing in the Funds are described in the prospectus. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.

Investment Strategies (Salient Risk Parity Fund)

The Fund invests primarily in futures contracts and other financially-linked derivatives and instruments whose performance is expected to correspond to global equity markets, global interest rates markets as reflected in the government bond markets of developed countries and global commodities markets. The Fund is not currently expected to, but could in the future invest in such contracts, derivatives and instruments whose performance is expected to correspond to global fixed income markets. The Fund will also hold a large portion of its assets either directly or indirectly (through the Risk Parity Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board of the Trust, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Asset Classes and Strategies

The Advisor allocates investment exposure broadly across the following global asset classes and strategies:

(1)	Equities. Sub-asset classes include:

a.	United States

b.	Other developed countries

c.	Emerging markets

(2)	Interest Rates, represented by developed markets government fixed income.

(3)	Commodities. Sub-asset classes include:

a.	Energy

b.	Agriculture

c.	Metals

(4) Momentum Strategy. The Advisor believes that momentum, or the continuation of recent price trends, is prevalent in most markets, and it attempts to capitalize on this by utilizing a trend-following strategy, which will invest long in assets exhibiting positive recent price movements and invest short in assets exhibiting declining recent price movements. The momentum strategy will utilize the same futures contracts that the Advisor selects to gain exposures to the asset classes in items (1), (2) and (3) above, and it will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining.

The broad asset classes and strategies are determined based on their respective correlation and volatility contributions across different market environments. The Fund is not currently expected to, but could in the future allocate investment exposure to Fixed Income assets.

Investment Process

The Advisor’s investment process involves first the selection of representative assets within the equity, interest rates and commodities markets (and could in the future include selection of assets within the fixed income markets); then the measurement of the volatility and correlation of and among the selected assets; and finally the construction of a portfolio designed to balance the risk contribution of each asset class or strategy within the overall portfolio. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. As a result, the number of instruments in which the Fund invests at any time may be higher or lower than its universe of representative assets.

The Fund intends to gain exposure to these asset classes by investing in a variety of investment instruments, as discussed below. The Fund generally expects to maintain investments in approximately 50 different instruments, each of whose performance is expected to reflect the performance of a specific underlying asset or security. Generally, the Advisor selects representative assets with the goal of having a portfolio of assets within each asset class that is as broad as possible as long as the instruments used to gain exposure to the asset meets the Advisor’s minimum liquidity guidelines for inclusion.

4

The Advisor then constructs a portfolio utilizing these assets that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance. To date the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

The Advisor targets a 15% rolling 12-month volatility for the Fund, and the Fund is expected to experience realized volatility of between 10% and 20% throughout each 12 month period, although it may differ according to market conditions. Actual or realized volatility can and will differ from the anticipated and target volatility described. There is no assurance that the Fund’s use of investment instruments providing exposure will enable the Fund to achieve its investment objective.

Investment Types

Generally, the Fund primarily gains exposure to asset classes by investing in different types of instruments including, but not limited to: currency forwards, currency futures, swap agreements, equity futures, commodity futures, bond futures, corporate and government bonds, and cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Risk Parity Subsidiary. The Risk Parity Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Risk Parity Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. The Fund could in the future invest in credit default swaps.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Risk Parity Subsidiary. Generally, the Risk Parity Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Risk Parity Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Risk Parity Subsidiary may invest without limitation in commodity-linked derivatives, however, the Risk Parity Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Risk Parity Subsidiary, the Risk Parity Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Risk Parity Subsidiary and shares of the Risk Parity Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Risk Parity Subsidiary to the extent of the Fund’s investment in the Risk Parity Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

5

Credit Default Swaps (“CDS”) are contractual agreements in which the seller will compensate the buyer in the event of a default or other credit event by or relating to a referenced asset. The Fund does not currently, but could in the future, invest in CDS. The buyer of CDS makes periodic payments to the seller in exchange for a payoff by the seller in the event of a default by or other credit event with respect to the referenced asset. The seller operates to provide, in effect, “insurance” to the buyer in the event of default of the referenced asset. Typical credit events include bankruptcies and restructurings. Credit Default Swap Indices (“CDS Indices”) represent packages of individual CDS obligations. CDS Indices are issued in series with a new series typically issued on a six month rolling basis. The series typically have five year expirations. If the Fund invests in CDS indices, the Fund is likely to use CDS indices with constituents being high yield corporate fixed income issuers and emerging market sovereign issuers. If the Fund is a CDS index seller, then the Fund will segregate or “earmark” liquid assets consistent with regulatory positions at the time of the transaction. To the extent the Fund were to invest in CDS, the Fund would currently be required to segregate liquid assets sufficient to cover the notional value of any CDS instrument where the Fund is the seller.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the aggregate notional amount attributable to individual contracts, or markets, or the portfolio in the aggregate or to the Fund’s portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

6

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Investment Strategies (Salient MLP & Energy Infrastructure Fund II)

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs and Energy Infrastructure Companies. The Fund will invest in equity securities such as common units, preferred units, subordinated units, general partner interests, common shares, preferred shares and convertible securities in MLPs and Energy Infrastructure Companies. There are no limitations on the credit quality of the convertible securities in which the Fund may invest. The Fund also may invest in debt securities of MLPs and Energy Infrastructure Companies. The Fund may invest in MLPs and Energy Infrastructure Companies of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities structured as master limited partnerships, and their affiliates. Master limited partnerships are limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes. The units for these entities are listed and traded on a U.S. securities exchange. To qualify as a master limited partnership, the entity must receive at least 90% of its gross income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage, gathering, processing, distribution and marketing of mineral or natural resources. Limited partnerships have two classes of interests: general partner interests and limited partner interests. The general partner typically controls the operations and management of the partnership through an equity interest in the partnership (typically up to 2% of total equity). Limited partners own the remainder of the partnership and have a limited role in the partnership’s operations and management.

Master limited partnerships organized as limited partnerships generally have a general partner interest and two classes of limited partner interests — common units and subordinated units. The general partner interest may be held by either a private or publicly traded corporation or other entity. In many cases, the general partner owns common units, subordinated units and incentive distribution rights (“IDRs”) in addition to its general partner interest in the master limited partnership. Master limited partnerships are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid while any subordinated units remain outstanding. Once common units have been paid, subordinated units receive distributions in an amount up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD that is paid with respect to both common and subordinated units generally is distributed to both common and subordinated units on a pro rata basis.

Whenever a distribution is paid to common unitholders or subordinated unitholders, the general partner is paid a proportional distribution. The holders of IDRs (usually the general partner) are eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per unit surpassing specified target levels. As cash distributions to the limited partners increase, the IDRs receive an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the IDRs can reach a tier where the holder receives 48% of every incremental dollar paid to partners. These IDRs encourage the general partner to streamline costs, make investments and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of such master limited partnership.

The master limited partnerships in which the Fund may directly or indirectly invest are currently classified as Midstream MLPs and MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing,

7

mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. As described below, the Fund further sub-categorizes these master limited partnerships into the following groups:

•	Midstream MLPs own and operate the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation (including marine) and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats). Midstream MLPs also include (a) General Partner MLPs whose assets consist of ownership interests of an affiliated Midstream MLP and (b) MLP Affiliates of Midstream MLPs.

•	MLPs other than Midstream MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. Such MLPs can be classified into one of the following groups:

•	“Upstream MLPs” are businesses engaged in the acquisition, exploitation, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.

•	“Coal MLPs” are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. The primary use of steam coal is for electric generation (steam coal is used as a fuel for steam-powered generators by electrical utilities). The primary use of metallurgical coal is in the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process).

•	“Propane MLPs” are engaged in the distribution of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane serves approximately 6% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Volumes are weather dependent and a majority of annual cash flow is earned during the winter heating season (October through March).

•	Master limited partnerships may also own other assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity or provide energy-related services, such as refining and distribution of specialty refined products. While these master limited partnerships do not fit into one of the three categories listed above, they are publicly traded and generate qualified income and qualify for federal tax treatment as partnerships.

Energy Infrastructure Companies are companies that own and operate assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting (including marine), transmitting, terminal operation, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. For purposes of this definition, such companies (i) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or (ii) have such assets that represent the majority of their assets. These companies operate, among other things, assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining, marketing or generation of natural gas, natural gas liquids, crude oil, refined petroleum products, coal or electricity.

Energy Infrastructure Companies can be broadly divided into five groups:

Upstream:	Companies engaged in exploring, developing and producing natural gas, natural gas liquids, crude oil and coal.

Midstream:	Companies engaged in transporting, gathering, processing, storing and delivering natural gas, natural gas liquids, crude oil and refined products for use by end users.

Downstream:	Companies engaged in refining, marketing and distributing crude oil and refined products to end customers.

8

Power:	Companies engaged in generating, transmitting and distributing electricity.

Energy Services:	Companies that provide services to the Upstream, Midstream and Downstream sectors of the energy industry.

•	The Fund will invest at least 50% of its total assets in Midstream MLPs and Midstream Energy Infrastructure Companies.

Midstream MLPs are MLPs that principally own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

Midstream Energy Infrastructure Companies are companies, other than Midstream MLPs, that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting (including marine), storing, gathering, processing, distributing or marketing of natural gas, natural gas liquids, crude oil or refined products.

•	The Fund may directly invest up to but not more than 25% (or such higher amount as permitted by any applicable tax diversification rules) of total assets in equity or debt securities of master limited partnerships. This limit does not apply to securities issued by MLP affiliates, which are not treated as publicly traded partnerships for federal income tax purposes.

•	The Fund may invest up to but not more than 25% of total assets, at the time of purchase, in a wholly-owned subsidiary.

•	The Fund may invest up to but not more than 15% of total assets in debt securities of Energy Infrastructure Companies.

•	The Fund may invest up to but not more than 10% of total assets in any single issuer.

•	The Fund may invest up to 15% in unregistered and other illiquid securities.

•	The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). To a lesser extent, the Fund currently expects to write call options for the purpose of generating additional income and realized gains or reducing the Fund’s ownership of certain securities. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Funds has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

•	The Fund also may use various hedging and other risk management strategies to seek to manage various risks including market, credit and tail risks. Such hedging strategies would be utilized to seek to protect the value of the Fund’s portfolio, for example, against possible adverse changes in the market value of securities held in the portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes and entering into total return swap contracts.

Interest Rate Swaps. The Fund may utilize hedging techniques such as interest rate swaps to mitigate potential interest rate risk on any borrowings. Such interest rate swaps would principally be used to protect against higher costs on any borrowings resulting from increases in short-term interest rates. The majority of interest rate hedges would be interest rate swap contracts with financial institutions.

9

Use of Arbitrage and Other Derivative-Based Strategies. The Fund may use short sales, arbitrage and other strategies to try to generate additional return. As part of such strategies, the Fund may (i) engage in paired long-short trades to arbitrage pricing disparities in securities held in the Fund’s portfolio; (ii) purchase call options or put options; (iii) enter into total return swap contracts; or (iv) sell securities short. Paired trading consists of taking a long position in one security and concurrently taking a short position in another security within the same or an affiliated issuer. With a long position, the Fund purchases a stock outright; whereas with a short position, the Fund would sell a security that it does not own and must borrow to meet the Fund’s settlement obligations. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time the stock is sold and when the Fund replaces the borrowed security. A total return swap is a contract between two parties designed to replicate the economics of directly owning a security. The Fund may enter into total return swaps with financial institutions related to equity investments in certain master limited partnerships.

Other Risk Management Strategies. To a lesser extent, the Fund may use various hedging and other risk management strategies to seek to manage market risks. Such hedging strategies would be utilized to seek to protect against possible adverse changes in the market value of securities held in the Fund’s portfolio, or to otherwise protect the value of the Fund’s portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”), consistent with its investment objective and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as such fund’s asset size increases, which could reduce such fund’s returns. IPOs may not be consistently available to the Fund for investing. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase turnover and may lead to increased expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs and Energy Infrastructure Companies, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

The Fund may obtain leverage through borrowings in seeking its objective. The Fund’s borrowings, which would be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that the Fund may borrow an amount equal to as much as 33 1/3% of the value of its total assets (which represents 50% of net assets). The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions.

There can be no assurance that the Fund will achieve its objective.

The Board can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

10

The Fund generally will use liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, any liquid asset segregated may not be used for other operational purposes, unless replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Portfolio

At any given time, the Fund’s portfolio will have some or all of the types of investments described below. A description of the Fund’s investment policies and restrictions and more information about the Fund’s portfolio investments are contained in this SAI and the prospectus.

Equity Securities of Master Limited Partnerships. The following summarizes in further detail certain features of equity securities of master limited partnerships. Also summarized below are certain features of i-shares, which represent an ownership interest issued by an MLP Affiliate. “MLP Affiliates” are affiliates of master limited partnerships substantially all of whose assets consist of units or ownership interests of an affiliated master limited partnership (which may include general partner interests, incentive distribution rights, common units and subordinated units) and are structured as C Corporations. MLP Affiliates are not treated as partnerships for federal income tax purposes.

Common Units. Common units represent a master limited partnership limited partner interest and may be listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of such master limited partnership. The Fund intends to purchase common units in market transactions as well as in primary issuances directly from the master limited partnership or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and, in most instances, have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units to the remaining assets of such master limited partnership, but are subordinated to debt and preferred units in the event of a liquidation.

Subordinated Units. Subordinated units are typically issued by master limited partnerships to their original sponsors, such as their management teams, corporate general partners, entities that sell assets to the master limited partnership, and outside investors such as the Fund. The Fund may purchase subordinated units from these persons as well as newly issued subordinated units from the master limited partnerships. Subordinated units have similar limited voting rights as common units and are generally not publicly traded. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors.

General Partner Interests. General partner interests of master limited partnerships are typically retained by their respective original sponsors, such as its management teams, corporate partners, entities that sell assets to the master limited partnership, and investors such as the Fund. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in such general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the master limited partnership. General partner interests receive cash distributions, typically 2% of the master limited partnership’s aggregate cash distributions. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the master limited partnership if the unitholders of the master limited partnership choose to remove the general partner, typically with a supermajority vote by the limited partners.

Incentive Distribution Rights (“IDRs”). Holders of IDRs are entitled to a larger share of the cash distributions after the distributions to common unit holders meet certain prescribed levels. IDRs are generally attributable to the holder’s other equity interest (typically a general partner interest and subordinated units) in the master limited partnership and permit the holder to receive a disproportionate share of the cash distributions above stated levels.

11

I-Shares. The Fund will directly invest in i-shares or other securities issued by MLP Affiliates. I-shares represent an ownership interest issued by an affiliated party of a master limited partnership. The MLP Affiliate uses the proceeds from the sale of i-shares to purchase limited partner interests in the master limited partnership in the form of i-units. I-units have similar features as common units in terms of voting rights, liquidation preference and distributions. However, rather than receiving cash, the MLP Affiliate receives additional i-units in an amount equal to the cash distributions received by the holders of the common units. Similarly, holders of i-shares will receive additional i-shares, in the same proportion as the MLP Affiliate’s receipt of i-units, rather than cash distributions. I-shares themselves have limited voting rights which are similar to those applicable to common units. The MLP Affiliate issuing the i-shares is structured as a corporation for federal income tax purposes and is not treated as a partnership for federal income tax purposes.

Equity Securities of Midstream Energy Infrastructure Companies and Other Energy Infrastructure Companies. Equity securities of Midstream Energy Infrastructure Companies and other Energy Infrastructure Companies consist of common equity, preferred equity and other securities convertible into equity securities of such companies. Holders of common shares are typically entitled to one vote per share on all matters to be voted on by shareholders. Holders of preferred equity can be entitled to a wide range of voting and other rights, depending on the structure of each separate security. Securities convertible into equity securities of Midstream Energy Infrastructure Companies generally convert according to set ratios into common shares and are, like preferred equity, entitled to a wide range of voting and other rights. These securities are typically listed and traded on U.S. securities exchanges or over-the-counter. The Fund intends to invest in equity securities of Midstream Energy Infrastructure Companies primarily through market transactions as well as primary issuances directly from such Companies or other parties in private placements.

Securities of Private Midstream Partnership and Private Midstream Energy Infrastructure Companies. The Fund’s investments in the equity securities of private Midstream MLPs and private Midstream Energy Infrastructure Companies will typically be made with the expectation that such assets will be contributed to a newly-formed MLP or sold to or merged with an existing MLP within approximately one to two years. The Fund expects that such companies will typically be partnerships structured like master limited partnerships. Fund investments will typically be common units and subordinated units of such entity.

Debt Securities of Energy Infrastructure Companies. The debt securities in which the Fund will invest provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred and payment-in-kind features. Certain debt securities are “perpetual” in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation. Because the risk of default is higher for below investment grade and unrated debt securities than for investment grade securities, the Advisor’s research and credit analysis is a particularly important part of making investment decisions on securities of this type. The Advisor will attempt to identify those issuers of below investment grade and unrated debt securities whose financial condition the Advisor believes is sufficient to meet future obligations or has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest coverage, fixed charges coverage, asset coverage, operating history, financial resources, earnings prospects and the experience and managerial strength of the issuer.

Investment Strategies (Salient Alternative Beta Fund)

The Fund invests both long and short primarily in futures and forward contracts but may also invest in other financial instruments, which may include securities as well as derivatives, in order to gain exposure to a variety of non-traditional risk premia identified by the Advisor. Risk premia, plural for a risk premium, are the excess positive expected returns from exposures to or strategies in various asset classes/markets and investment styles (as defined below) above the risk-free rate represented by cash or government bonds. The Fund will also hold a large portion of its assets either directly or indirectly (through the Alternative Beta Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Targeted Risk Premia

The Advisor believes that many of the risk premia it has identified are:

•	Persistent return streams whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures held by most investors;

12

•	responsible for a significant amount of the returns generated by many professional investment managers who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary risk premia targeted by the Advisor include:

•	Equity Risk Premium Strategy: The Equity Risk Premium Strategy seeks to profit from an array of systematic risk premia that exist in equity markets by gaining both long and short exposure to equities. This strategy systematically targets market inefficiencies created by factors including the behavioral characteristics of market participants, the uncertainty surrounding market events and volatility, and the varying speeds with which investors react to new information. Methods used to capture these premia include but are not limited to capturing risk premia associated with size, value, momentum, quality, announced mergers and spin-offs.

•	Commodity Risk Premium Strategy: The Commodity Risk Premium Strategy seeks to profit from systematic risk premia arising in commodity markets, arising from factors including the fundamental supply and demand relationship of an underlying commodity, the behavioral characteristics of market participants and the cost of carry of an underlying commodity. This strategy will provide both long and short exposure to commodity futures. Methods used to capture these premia include but are not limited to momentum, capturing futures roll yield, avoiding negative rolling yield, extracting perceived calendar effects and employing substitution baskets based on statistical arbitrage.

•	Currency Risk Premium Strategy: The Currency Risk Premium Strategy seeks to profit from systematic risk premia that exist in global currency markets. These inefficiencies are driven by the varying speed with which investors react to new information, central bank policy, and the economic quality of currency-issuing countries. This strategy will provide long and short exposure to global currencies. Methods used to capture these premia include but are not limited to carry based strategies, momentum based strategies and value-based strategies.

•	Interest Rates Premium Strategy: The Interest Rate Premium Strategy seeks to profit from systematic risk premia that exist in the markets for global interest rates arising from factors such as market expectations of central bank behavior, the behavioral characteristics of market participants, and price trends in global interest rate markets. This strategy provides long and short exposure to global government bond futures and other interest rate products. Methods used to capture these premia include but are not limited to carry-based approaches, capturing inflation risk premia, and momentum.

•	Other Strategies: Other Strategies may include investment techniques emphasizing risk-adjusted returns. These strategies will often seek to exploit pricing anomalies, cyclical trends, or other disparities across geographies and capital markets.

The Advisor regularly reviews and researches other potential risk premia and may add additional risk premia to the portfolio in its discretion.

Investment Process

The Advisor’s investment process begins with analysis and systematic identification of various factors, which may include by way of example but not limitation market inefficiencies, market participant behaviors, supply and demand imbalances, market expectations and cyclical trends, that the Advisor believes provide non-traditional risk premia. Sources include academic research, discussions with various professional money managers and reports from a variety of financial institutions including investment banks.

Once identified, the Advisor determines which global markets (such as equity, commodity, currency, interest rate and other markets) are appropriate for each risk premium and whether to gain exposure to the risk premium by directly investing in financial instruments using its own systematic strategies, or indirectly by entering into a derivatives transaction with a third party.

In the case of direct exposure, the Advisor utilizes proprietary systematic strategies to gain exposure to the relevant risk premia by establishing a mixture of long and short positions in various markets, typically utilizing futures contracts.

In the case of indirect exposure, the Advisor has determined that the risk premium in question is best accessed utilizing a strategy developed and/or managed by a third party. The Fund typically gains exposure to these types of strategies by entering into swap agreements with an investment bank or other counterparty.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

13

The Advisor constructs a portfolio that attempts to equalize the contribution to total portfolio variance first from each asset class or strategy; then to equalize the contribution to total asset class or strategy variance from each sub-asset class or sub-strategy and finally to equalize as much as possible the contribution to the variance of each sub-asset class or sub-strategy from each investment (such as futures contract or derivatives instrument) within that sub-asset class or sub-strategy.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, or “risk parity,” the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: equity futures, commodity futures, bond futures, swaps and forward contracts, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Alternative Beta Subsidiary. The Alternative Beta Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Alternative Beta Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Alternative Beta Subsidiary. Generally, the Alternative Beta Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Alternative Beta Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Alternative Beta Subsidiary may invest without limitation in commodity-linked derivatives, however, the Alternative Beta Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Alternative Beta Subsidiary, the Alternative Beta Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Alternative Beta Subsidiary and shares of the Alternative Beta Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Alternative Beta Subsidiary to the extent of the Fund’s investment in the Alternative Beta Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

14

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes. Short positions, however, will be limited to the momentum strategy allocation, and will be determined by a proprietary trend-following strategy.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Investment Strategies (Salient Trend Fund)

The Fund invests both long and short primarily in forward contracts, futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary, as discussed below) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Board, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

15

Momentum Strategy

The Advisor believes that momentum is:

•	a powerful factor with positive expected returns;

•	available across nearly every publicly-traded market;

•	a persistent return stream whose existence is supported by academic research and/or behavioral patterns of investors;

•	complementary to core market exposures, particularly global equities, held by most investors;

•	responsible for the majority of returns generated by many Commodity Trading Advisors (“CTAs”) who generally charge both management and incentive fees in private funds; and

•	accessible through systematic or rules-based trading strategies and methods.

The primary global markets targeted by the Advisor include:

•	Equities;

•	Commodities; and

•	Interest Rates (as reflected by government bond markets of developed countries).

In addition, at its discretion, the Advisor may target exposure to:

•	Currencies.

Investment Process

After the Advisor determines which global markets are appropriate for its momentum strategy, the Advisor utilizes proprietary systematic strategies to gain exposure to momentum by establishing a mixture of long and short positions in various markets, typically utilizing forward contracts and futures contracts. The Advisor generally causes the Fund to go long markets exhibiting recent upward price trends while going short those markets exhibiting recent downward trends. The momentum strategy will have the effect of amplifying the Fund’s exposure to assets whose prices have been rising and lessening the Fund’s exposure to assets whose prices have been declining. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns (“variance”). The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Volatility is a measure of the variation in price around its average. Correlation is a measure of the similarity of the price movement of an asset or security to another asset or security. Risk contribution is a measure of how much of a portfolio’s total variance is caused by a particular asset or security. Portfolio variance is a commonly-used measure of the risk of a portfolio that combines the volatility of returns for each security and the correlations among each security with the portfolio weight of each security.

By attempting to allocate its portfolio with balanced risk weightings, the Advisor believes that the Fund can provide investors access to a more diversified portfolio than has traditionally been achieved through frameworks that focus on the allocation of capital alone. This process has the effect of allocating less capital to more volatile assets or assets that are more highly-correlated to other assets in the portfolio; and it has the effect of allocating more capital to less volatile assets or to assets that are less correlated to other assets in the portfolio.

Because of variance over time of, among other things, the potential risks and returns of different asset classes and the correlation of certain asset classes to each other, the portfolio will dynamically adjust to reflect a changing investment environment. The weights will be rebalanced at least monthly through a quantitative framework implemented through a rules-based system. There can be no assurance that employing this investment approach will achieve any particular return or will, in fact, reduce volatility or potential loss.

In addition, the Fund’s portfolio managers have the authority to intervene if they should deem the quantitative framework to inadequately reflect the prevailing risk of a particular market. This intervention could result in a reduction in exposures to individual instruments or across multiple instruments, and could result in the targeting of a reduced level of variance relative to the stated target variance. To date, the Fund’s portfolio managers have not yet exercised this authority, and the Advisor believes that this authority is unlikely to be exercised except during periods of extraordinary market volatility.

16

Investment Types

Generally, the Fund primarily gains exposure to asset classes, such as equities, commodities, currencies and interest rates, by investing in different types of instruments including, but not limited to: forward contracts, currency forwards, swap agreements, equity futures, commodity futures, bond futures, corporate and government bonds, cash and cash equivalents including money market fund shares, either by investing directly or indirectly, and by investing in the Trend Subsidiary. The Trend Subsidiary has the same investment objective as the Fund and is used for purposes of certain of the Fund’s derivatives trading within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. The Trend Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other investments that may provide exposure to commodities. In certain circumstances, the Advisor may also limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments.

The Fund intends to obtain exposure to commodities by investing up to 25% of its total assets in the Trend Subsidiary. Generally, the Trend Subsidiary will invest primarily in commodity futures and cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Trend Subsidiary’s futures contracts or other derivatives positions. Unlike the Fund, the Trend Subsidiary may invest without limitation in commodity-linked derivatives, however, the Trend Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Fund’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Trend Subsidiary, the Trend Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. The Fund is the sole shareholder of the Trend Subsidiary and shares of the Trend Subsidiary will not be offered or sold to other investors. The Fund will be subject to the risks associated with any investment by the Trend Subsidiary to the extent of the Fund’s investment in the Trend Subsidiary.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. Financial leverage reflected in such an investment instrument magnifies exposure to the swings in prices of an asset class underlying such investment instrument and results in increased volatility. The Fund therefore will have the potential for greater increases and decreases in value than if the Fund does not use investment instruments that have the economic effect of leveraging. Such leveraging effect also will tend to magnify, potentially significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s Net Asset Value (“NAV”) to be volatile.

Based on the Fund’s strategies, the Fund may have highly leveraged exposures to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its investment exposures.

A large portion of the Fund’s assets may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity. These cash or cash equivalent holdings serve as margin or collateral for the investment positions the Fund takes and also will earn income for the Fund. While the Fund normally will not engage in borrowing, the effect of leverage may be created when the Fund engages in futures transactions or certain other derivative agreements.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Fund to take advantage of investments or gain exposure to asset classes and markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization. The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories (often referred to as “junk bonds”). There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities. The Fund may have exposure in long and short positions across all of the asset classes.

Exposure Limitations

The Fund’s use of futures contracts, forward contracts, swaps and certain other investments will have the economic effect of using financial leverage. The Advisor may seek to limit or cap the aggregate notional amount attributable to individual contracts, or markets, or to the Fund’s portfolio in the aggregate to reflect operational risk control parameters.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

17

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Investment Strategies (Salient Global Equity Fund)

The Fund invests primarily in exchange-traded global equities, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

The Board, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Investment Process

The Advisor utilizes a hybrid investment process that combines top-down thematic views with a fundamental bottom-up security selection process to build a portfolio of approximately 40 to 60 stocks. The positions fall into three categories:

•	Capital Growth: companies with sustainable competitive advantages and attractive industry or thematic tailwinds which trade at reasonable valuations and are expected to compound value over time;

•	Yield: companies with above-average dividend yields and/or cash flow yields with modest growth expectations; and

•	Opportunistic: companies that are undergoing significant structural or cyclical changes (or companies within industries undergoing these types of changes) that are likely to transform the future value creation potential of the underlying businesses.

The investment process generally begins by filtering the universe of stocks in the MSCI All Country World Index (consisting of approximately 2,471 stocks as of February 27, 2015) into approximately 150 to 200 stocks using both quantitative and fundamental research. The Advisor applies fundamental research on these companies to construct a portfolio of approximately 40-60 stocks that is diversified across sectors and geography. All selected securities are subjected to valuation discipline and have

18

predetermined upside/downside valuation targets. In general, no individual position typically is more than 5% of the Fund’s portfolio (at cost) and the top ten positions typically will not exceed approximately 40% of the portfolio. The Advisor also employs dynamic limits on maximum country and industry exposure as a means of risk control. There are no limitations on the market capitalization of the issuers in which the Fund may invest.

The Advisor analyzes issuers internally and formulates an investment thesis and earnings models for each position, with focus on identifying an “edge,” or a differentiated viewpoint that is supported by an “out-of-consensus” earnings model or asset value analysis. Positions generally are eliminated when an investment thesis changes, an issuer’s underlying business does not develop as projected, a price target is reached, and/or securities with more attractive risk reward are identified.

Typically, the Advisor intends that approximately 70%-85% of the Fund will be invested in developed markets, with the remaining portfolio invested in the emerging markets. The Fund may, however, invest less than 15% of its portfolio in emerging markets at any given time. The Fund selectively hedges its exposure to foreign currencies depending on market conditions and the Advisor’s assessment of cost-benefit associated with such a program.

The Advisor places a premium on downside protection in support of the Fund’s investment objective, and may employ futures and other derivatives-based overlays designed to hedge the portfolio to reduce exposure in an attempt to control volatility and/or to supplement the portfolio and increase exposure. Such overlays are systematic, “rules based” and utilize specific triggers based on market conditions.

Investment Types

The Fund invests primarily in exchange-traded securities on a global basis, and from time to time it may utilize various futures contracts and other financially-linked derivatives and instruments in order to reduce or increase certain exposures.

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock), and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities (such as preferred stock and/or convertible stock) of issuers located outside of the United States.

Geographic, Size and Credit Quality Limitations

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed, other than that under normal conditions, at least 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities of issuers located outside of the United States. This flexibility allows the Fund to take advantage of asset classes and equity markets around the world, which include emerging markets. The Fund may have exposure to equity securities of companies of any market capitalization.

The foregoing description is, of necessity, general and is not intended to be exhaustive. There can be no assurance that the Fund’s investment strategy will achieve profitable results.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

19

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent a Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Investment Strategies (Salient MLP Fund)

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of MLPs. The Fund may also invest in securities of Other Energy Companies and securities issued by open and closed-end investment companies, including money market funds, actively-managed and index exchange-traded funds (“ETFs”) and exchange traded notes (“ETNs”), U.S. government securities, debt securities, cash and/or other cash equivalents, as investments or to provide asset coverage for any borrowings. The Fund may also use certain derivatives such as swaps, options and futures to hedge and/or supplement its investment portfolio. The Fund’s investments may be in issuers of any market capitalization ranges. The Fund is non-diversified, which means that it may invest in a limited number of issuers.

MLPs are entities that are structured as “master limited partnerships,” which are limited partnerships and limited liability companies (and certain of their general partners and affiliates) that are publicly traded and are treated as partnerships for U.S. federal income tax purposes. The units for these entities are listed and traded on a U.S. securities exchange. To qualify as an MLP, the entity must receive at least 90% of its gross income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage, gathering, processing, distribution and marketing of mineral or natural resources. Limited partnerships have two classes of interests: general partner interests and limited partner interests. The general partner typically controls the operations and management of the partnership through an equity interest in the partnership (typically up to 2% of total equity). Limited partners own the remainder of the partnership and have a limited role in the partnership’s operations and management.

MLPs organized as limited partnerships generally have a general partner interest and two classes of limited partner interests — common units and subordinated units. The general partner interest may be held by either a private or publicly traded corporation or other entity. In many cases, the general partner owns common units, subordinated units and incentive distribution rights (“IDRs”) in addition to its general partner interest in the MLP. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid while any subordinated units remain outstanding. Once common units have been paid, subordinated units receive distributions in an amount up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD that is paid with respect to both common and subordinated units generally is distributed to both common and subordinated units on a pro rata basis.

Whenever a distribution is paid to common unitholders or subordinated unitholders, the general partner is paid a proportional distribution. The holders of IDRs (usually the general partner) are eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per unit surpassing specified target levels. As cash distributions to the limited partners increase, the IDRs receive an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the IDRs can reach a tier where the holder receives 48% of every incremental dollar paid to partners. These IDRs encourage the general partner to streamline costs, make investments and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of such MLP.

The Fund intends to focus on investment in MLPs classified as Midstream MLPs. As described below, the Fund sub-categorizes MLPs into the following groups:

•	Midstream MLPs are MLPs that principally own and operate Midstream Assets. Midstream Assets are the logistical assets used in the energy sector and are engaged in (a) the treating, gathering, compression, processing, transmission and storage of natural gas and the transportation, fractionation and storage of natural gas liquids (primarily propane, ethane, butane and natural gasoline); (b) the gathering, transportation (including marine) and storage of crude oil; and (c) the transportation and storage of refined products (primarily gasoline, diesel fuel and jet fuel) and other hydrocarbon by-products. Midstream MLPs may also operate ancillary businesses including the marketing of commodities and logistical services. Midstream MLPs include: (a) MLPs that provide transportation and distribution services of energy-related products through the ownership and operation of marine transportation vessels (including tankers, barges and tugboats); and (b) General Partner MLPs whose assets consist of ownership interests of an affiliated Midstream MLP.

20

•	MLPs other than Midstream MLPs are those MLPs that operate (i) other assets that are used in the energy sector, including assets used in exploring developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or (ii) that provide energy related services. Such MLPs can be classified into one of the following groups:

•	Upstream MLPs are businesses engaged in the acquisition, exploitation, development and production of natural gas, natural gas liquids and crude oil. An Upstream MLP’s cash flow and distributions are driven by the amount of oil, natural gas, natural gas liquids and oil produced and the demand for and price of such commodities. As the underlying reserves of an Upstream MLP are produced, its reserve base is depleted. Upstream MLPs may seek to maintain or expand their reserves and production through the acquisition of reserves from other companies and the exploration and development of existing resources.

•	Coal MLPs are engaged in the owning, leasing, managing, production and sale of various grades of steam and metallurgical grades of coal. The primary use of steam coal is for electric generation (steam coal is used as a fuel for steam-powered generators by electrical utilities). The primary use of metallurgical coal is in the production of steel (metallurgical coal is used to make coke, which, in turn, is used as a raw material in the steel manufacturing process).

•	Propane MLPs are engaged in the distribution of propane to homeowners for space and water heating and to commercial, industrial and agricultural customers. Propane serves approximately 6% of the household energy needs in the United States, largely for homes beyond the geographic reach of natural gas distribution pipelines. Volumes are weather dependent and a majority of annual cash flow is earned during the winter heating season (October through March).

•	MLPs may also own other assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity or provide energy-related services, such as refining and distribution of specialty refined products. While these MLPs do not fit into one of the three categories listed above, they are publicly traded and generate qualified income and qualify for federal tax treatment as partnerships.

The Fund may invest directly or indirectly in Other Energy Companies (together with MLPs, “Energy Companies”), which may include Midstream Companies.

•	Other Energy Companies are companies, other than MLPs, that own and operate assets (including interests in MLPs) that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, or that provide energy-related services. Such companies, for purposes of this definition, (a) derive at least 50% of their revenues or operating income from operating such assets or providing services for the operation of such assets or have such assets that represent the majority of their assets, or (b) are MLP Affiliates. Other Energy Companies may include Midstream Companies.

•	Midstream Companies are companies, other than MLPs, that own and operate Midstream Assets.

•	MLP Affiliates are affiliates of MLPs, such as MLP general partners, substantially all of whose assets consist of units or ownership interests of an affiliated MLP (which may include general partner interests, incentive distribution rights, common units and subordinated units) and are structured as C Corporations for U.S. federal income tax purposes. MLP Affiliates are not treated as partnerships for U.S. federal income tax purposes. MLP Affiliates also include MLP I-Shares, which represent an indirect investment in the equity securities of MLPs.

Other Energy Companies can be broadly divided into five groups:

Upstream:	Companies engaged in exploring, developing and producing natural gas, natural gas liquids, crude oil and coal.

Midstream:	Companies engaged in transporting, gathering, processing, storing and delivering natural gas, natural gas liquids, crude oil and refined products for use by end users.

Downstream:	Companies engaged in refining, marketing and distributing crude oil and refined products to end customers.

Power:	Companies engaged in generating, transmitting and distributing electricity.

Energy Services:	Companies that provide services to the Upstream, Midstream and Downstream sectors of the energy industry.

21

•	With respect to investment in any single issuer, the Fund may invest up to, but not more than, the greater of: (i) 10% of its total assets; or (ii) 120% of the Alerian MLP Index (“AMZ”) weighting for such issuer.

•	The Fund may invest up to 15% in unregistered and other illiquid securities.

•	The Fund may engage in covered call writing. The Fund currently expects to write call options for the purpose of generating realized gains or reducing the Fund’s ownership of certain securities. The Fund will only write call options on securities that the Fund holds in its portfolio (i.e., covered calls). To a lesser extent, the Fund currently expects to write call options for the purpose of generating additional income and realized gains or reducing the Fund’s ownership of certain securities. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium (or call premium) from the buyer of such call option. If the Fund writes a call option on a security, the Fund has the obligation upon exercise of such call option to deliver the underlying security upon payment of the exercise price. When the Fund writes a call option, an amount equal to the premium received by the Fund will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund as realized gains from investments on the expiration date. If the Fund repurchases a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund, as the writer of the option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

•	The Fund also may use various hedging and other risk management strategies to seek to manage various risks including market, credit and tail risks. Such hedging strategies would be utilized to seek to protect the value of the Fund’s portfolio, for example, against possible adverse changes in the market value of securities held in the portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes and entering into total return swap contracts.

Interest Rate Swaps. The Fund may utilize hedging techniques such as interest rate swaps to mitigate potential interest rate risk on any borrowings. Such interest rate swaps would principally be used to protect against higher costs on any borrowings resulting from increases in short-term interest rates. The majority of interest rate hedges would be interest rate swap contracts with financial institutions.

Use of Arbitrage and Other Derivative-Based Strategies. The Fund may use short sales, arbitrage and other strategies to try to generate additional return. As part of such strategies, the Fund may (i) engage in paired long-short trades to arbitrage pricing disparities in securities held in the Fund’s portfolio; (ii) purchase call options or put options; (iii) enter into total return swap contracts; or (iv) sell securities short. Paired trading consists of taking a long position in one security and concurrently taking a short position in another security within the same or an affiliated issuer. With a long position, the Fund purchases a stock outright; whereas with a short position, the Fund would sell a security that it does not own and must borrow to meet the Fund’s settlement obligations. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time the stock is sold and when the Fund replaces the borrowed security. A total return swap is a contract between two parties designed to replicate the economics of directly owning a security. The Fund may enter into total return swaps with financial institutions related to equity investments in certain MLPs.

Other Risk Management Strategies. To a lesser extent, the Fund may use various hedging and other risk management strategies to seek to manage market risks. Such hedging strategies would be utilized to seek to protect against possible adverse changes in the market value of securities held in the Fund’s portfolio, or to otherwise protect the value of the Fund’s portfolio. The Fund may execute its hedging and risk management strategy by engaging in a variety of transactions, including buying or selling options or futures contracts on indexes.

•	The Fund may also use certain derivatives such as swaps, options and futures for non-hedging purposes to supplement its investment portfolio.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”), consistent with its investment objective and policies. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as such fund’s asset size increases, which could reduce such fund’s returns. IPOs may not be consistently available to the Fund for investing. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO shares for a very short period of time. This may increase turnover and may lead to increased expenses, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

22

The percentage limitations applicable to the portfolio described above apply at the time of investment, and the Fund will not be required to sell securities due to subsequent changes in the value of securities owned. However, although the Fund may not be required to sell securities due to subsequent changes in value, if such changes cause the Fund to have invested less than 80% of total assets in securities of MLPs, the Fund will be required to make future purchases of securities in a manner so as to come into compliance with this investment policy. The Fund will invest primarily in companies located in North America, but the Fund may invest in companies located anywhere in the world.

The Fund intends to utilize leverage through borrowings in seeking its objective. The Fund will seek to use such borrowings to minimize the effects of deferred tax liability accruing on any unrealized gains and arising from the Fund’s taxable structure. Any borrowings, which will be in the form of loans from banks, may be on a secured or unsecured basis and at fixed or variable rates of interest. The Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that the Fund may borrow an amount up to 33 1/3% of the value of its total assets (which represents 50% of net assets), although the Fund currently anticipates that its borrowings generally will be approximately 25% of the value of its total assets (which represents 37.5% of net assets). The Fund will borrow only if the value of the Fund’s assets, including borrowings, is equal to at least 300% of all borrowings, including the proposed borrowing. If at any time the Fund should fail to meet this 300% coverage requirement, within three business days (not including Sundays and holidays), the Fund will seek to reduce its borrowings to the requirement. To do so, or to meet maturing bank loans, the Fund may be required to dispose of portfolio securities when such disposition might not otherwise be desirable. Interest on money borrowed is an expense of the Fund. The Fund also may lend the securities in its portfolio to brokers, dealers and other financial institutions. There may be times when the Fund determines not to use borrowings.

There can be no assurance that the Fund will achieve its objective.

The Board can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Segregation of assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. In the case of forwards contracts that are not contractually required to cash settle, for example, the Fund must set aside liquid assets equal to such contracts’ full notional value while the positions are open. With respect to forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to its daily marked-to-market net obligations (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use liquid assets to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. As a result of their segregation, any liquid asset segregated may not be used for other operational purposes, unless replaced by other liquid assets as may be determined by the Advisor. The Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary defensive investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Portfolio

At any given time, it is expected that the Fund’s portfolio will have some or all of the following types of investments: (i) equity securities of MLPs, including common units, subordinated units, general partner interests and incentive distribution rights from: (a) Midstream MLPs, (b) Upstream MLPs, (c) Coal MLPs, and/or (d) Propane MLPs, (ii) equity securities of Other Energy Companies (including

23

Midstream Companies and MLP Affiliates, which also include MLP I-Shares), and (iii) debt securities of MLPs (including Midstream MLPs) and Other Energy Companies (including Midstream Companies and MLP Affiliates). It is expected that the focus of the Fund’s portfolio investments will be in securities of Midstream MLPs. The Fund may invest in the equity securities of MLPs and Other Energy Companies either directly or indirectly. A description of the Fund’s investment policies and restrictions and more information about the Fund’s portfolio investments are contained in this SAI and the prospectus.

Equity Securities of MLPs. The following summarizes in further detail certain features of equity securities of MLPs.

Common Units. Common units represent a limited partner interest in an MLP and may be listed and traded on U.S. securities exchanges or over-the-counter, with their value fluctuating predominantly based on prevailing market conditions and the success of such MLP. The Fund intends to purchase common units in market transactions as well as in primary issuances directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and, in most instances, have no ability to annually elect directors. In the event of liquidation, common units have preference over subordinated units to the remaining assets of such MLP, but are subordinated to debt and preferred units in the event of a liquidation.

Subordinated Units. Subordinated units are typically issued by MLPs to their original sponsors, such as their management teams, corporate general partners, entities that sell assets to the MLP, and outside investors such as the Fund. The Fund may purchase subordinated units from these persons as well as newly issued subordinated units from the MLPs. Subordinated units have similar limited voting rights as common units and are generally not publicly traded. In the event of liquidation, common units and general partner interests have priority over subordinated units. Subordinated units are typically converted into common units on a one-to-one basis after certain time periods and/or performance targets have been satisfied. The purchase or sale price of subordinated units is generally tied to the common unit price less a discount. The size of the discount varies depending on the likelihood of conversion, the length of time remaining to conversion, the size of the block purchased relative to trading volumes, and other factors.

General Partner Interests. General partner interests of MLPs are typically retained by their respective original sponsors, such as its management teams, corporate partners, entities that sell assets to the MLPs, and investors such as the Fund. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in such general partner interest. General partner interests often confer direct board participation rights and in many cases, operating control, over the MLP. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the unitholders of the MLP choose to remove the general partner, typically with a supermajority vote by the limited partners.

Incentive Distribution Rights (“IDRs”). Holders of IDRs are entitled to a larger share of the cash distributions after the distributions to common unit holders meet certain prescribed levels. IDRs are generally attributable to the holder’s other equity interest (typically a general partner interest and subordinated units) in the MLP and permit the holder to receive a disproportionate share of the cash distributions above stated levels.

Equity Securities of Other Energy Companies such as Midstream Companies and MLP Affiliates. The following summarizes in further detail certain features of equity securities of Other Energy Companies.

Equity securities of Other Energy Companies, including Midstream Companies and MLP Affiliates, consist of common equity, preferred equity and other securities convertible into equity securities of such companies. Holders of common shares are typically entitled to one vote per share on all matters to be voted on by shareholders. Holders of preferred equity can be entitled to a wide range of voting and other rights, depending on the structure of each separate security. Securities convertible into equity securities of Other Energy Companies generally convert according to set ratios into common shares and are, like preferred equity, entitled to a wide range of voting and other rights. These securities are typically listed and traded on U.S. securities exchanges or over-the-counter. The Fund intends to invest in equity securities of Other Energy Companies, including Midstream Companies and MLP Affiliates, primarily through market transactions as well as primary issuances directly from such Companies or other parties in private placements.

I-Shares. The Fund will directly invest in i-shares or other securities issued by MLP Affiliates. I-shares represent an ownership interest issued by an affiliated party of a MLP. The MLP Affiliate uses the proceeds from the sale of i-shares to purchase limited partner interests in the MLP in the form of i-units. I-units have similar features as common units in terms of voting rights, liquidation preference and distributions. However, rather than receiving cash, the MLP Affiliate receives additional i-units in an amount equal to the cash distributions received by the holders of the common units. Similarly, holders of i-shares will receive additional i-shares, in the same proportion as the MLP Affiliate’s receipt of i-units, rather than cash distributions. I-shares themselves have limited voting rights which are similar to those applicable to common units. The MLP Affiliate issuing the i-shares is structured as a corporation for federal income tax purposes and is not treated as a partnership for federal income tax purposes.

Securities of Private Midstream Partnerships and Private Midstream Companies. The Fund’s investments in the equity securities of private midstream partnerships and private Midstream Companies will typically be made with the expectation that such assets will be contributed to a newly-formed MLP or sold to or merged with an existing MLP within approximately one to two years. The Fund expects that such companies will typically be partnerships structured like MLPs. Fund investments will typically be common units and subordinated units of such entity.

24

Debt Securities of Energy Companies. The debt securities in which the Fund will invest provide for fixed or variable principal payments and various types of interest rate and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred and payment-in-kind features. Certain debt securities are “perpetual” in that they have no maturity date. Certain debt securities are zero coupon bonds. A zero coupon bond is a bond that does not pay interest either for the entire life of the obligations or for an initial period after the issuance of the obligation. Because the risk of default is higher for below investment grade and unrated debt securities than for investment grade securities, the Advisor’s research and credit analysis is a particularly important part of making investment decisions on securities of this type. The Advisor will attempt to identify those issuers of below investment grade and unrated debt securities whose financial condition the Advisor believes is sufficient to meet future obligations or has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest coverage, fixed charges coverage, asset coverage, operating history, financial resources, earnings prospects and the experience and managerial strength of the issuer.

ETFs. The Fund may purchase ETFs and ETNs. ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. The Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly.

ETNs. The Fund may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

Securities of Other Investment Companies. The Fund may invest in shares of other investment companies, including ETFs, money market mutual funds and closed-end investment companies, to the extent permitted by the 1940 Act. To the extent the Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

Forwards, Futures, Swaps and Options. The Fund may purchase and sell in the U.S. or abroad futures contracts, put and call options, forward contracts, swaps and options on securities, swaptions, futures, broadly-based stock indices and currencies. In the future, the Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the Fund’s investment objectives, and are legally permissible. The Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge the Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund’s exposure to the securities market.

Investment Strategies (Salient Broadmark Tactical Plus Fund)

The Fund invests primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers, which may include emerging market issuers, in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Board, which is responsible for overseeing all business activities of the Trust and the Fund, can change the Fund’s investment objective and strategies without shareholder approval. Shareholders will receive written notice of at least 60 days prior to any change of the Fund’s investment objective.

Investment Process

The Sub-Advisor’s investment begins with identifying securities and other instruments that the Sub-Advisor believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Sub-Advisor considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Sub-Advisor seeks to invest in futures, options and options on futures on indices, equity securities, and other instruments in sectors and industries or groups of industries that the Sub-Advisor believes are attractive on a relative basis. Consistent with this approach, the Sub-Advisor may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis. The

25

Sub-Advisor’s investment process also involves using strategies designed to create less downside volatility than the S&P 500 Index. With respect to the Fund, the Fund’s principal investment strategies include seeking to create less market exposure during equity market downturns. If this strategy is successful, having less equity market exposure during equity downturns, as determined by the Sub-Advisor’s investment process, will result in the Fund having less downside volatility than the S&P 500 Index.

Investment Types

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures and options on fixed-income instruments, such as futures on government securities.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities, which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Segregation of Assets

As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” (often referred to as “asset segregation” or “earmarking”) liquid assets, or engage in other SEC or staff-approved measures, to “cover” open positions with respect to certain kinds of derivatives instruments. The Fund must set aside liquid assets for cover purposes on a daily marked-to-market basis. The Fund intends to settle or otherwise close out all derivative transactions in cash. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Fund generally will use its money market instruments (or any other liquid assets) to cover its obligations as required by the 1940 Act, the rules thereunder, and applicable SEC and SEC staff positions. Short-term debt securities (or any other liquid asset so used) may not be used for other operational purposes but may be replaced by other liquid assets as may be determined by the Sub-Advisor. The Sub-Advisor will monitor the Fund’s use of derivatives and will take action as necessary for the purpose of complying with the asset segregation policy stated above. Such actions may include the sale of the Fund’s portfolio investments.

Temporary Defensive Investing

The Fund can hold uninvested cash or can invest it in cash equivalents such as money market instruments, interests in short-term investment funds, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

The Fund also may adopt temporary defensive positions by investing up to 100% of its assets in these instruments, even if the investments are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. To the extent the Fund invests in these temporary investments in this manner, the Fund may not achieve its investment objective.

Investment Risks

Risks of Investment Activities Generally

All securities investing and trading activities risk the loss of capital. No assurance can be given that the Fund’s investment activities will be successful or that the Fund’s shareholders will not suffer losses.

Bank Obligations

The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

26

Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing and Leverage

Each Fund may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Code. In addition, certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the respective Fund’s Advisor or Sub-Advisor from managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

Borrowing has a leveraging effect because it tends to exaggerate the effect on a Fund’s net asset value (“NAV”) per share of any changes in the market value of its portfolio securities. Money borrowed will be subject to interest costs and other fees, which may or may not be recovered by earnings on the securities purchased. Each Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a fund compared with what it would have been without leverage.

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a fund or may be viewed as economically equivalent to borrowing. Such a transaction will not be considered to constitute the issuance of a “senior security” by a Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The Funds’ holdings in such instruments are marked-to-market daily to ensure proper coverage. A Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Cash and Cash Equivalents Risk

It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Commercial Paper and Variable Amount Demand Master Notes

The Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. The Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper. Commercial paper and variable amount demand master notes differ primarily with respect to the related liquidity characteristics. Commercial paper is generally negotiable, and a secondary market typically exists for trading. In contrast, variable amount demand master notes are issued by a bank or corporation and liquidated on demand, and no secondary market exists for these instruments.

In selecting commercial paper and other corporate obligations for investment by the Fund, the Sub-Advisor considers a variety of factors, including the financial history and condition of the issuer, the issuer’s revenue and expense prospects, the credit rating of the instrument and the associated credit risk to the Fund.

27

Commodities Risk

Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Commodity-Linked Instruments Risk

A Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked derivative securities or instruments, such as structured notes, discussed below which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. A Fund may also seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in a subsidiary. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Advisor and/or Sub-Advisor, as applicable, seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund and/or a subsidiary may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on a Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Conflicts of Interest of Salient

For purposes of this section, the term “Salient” refers collectively to Salient Partners, L.P., Salient Advisors, L.P., and/or Salient Capital Advisors, LLC.

Conflicts of interest may arise because Salient and its affiliates generally carry on substantial investment activities for other clients in which the Funds will have no interest. Salient or its affiliates may have financial incentives to favor certain of such accounts over the Funds. Any of their proprietary accounts and other customer accounts may compete with the Funds for specific trades. Salient or its affiliates may buy or sell securities for a Fund which differ from securities bought or sold for other accounts and customers, although their investment objectives and policies may be similar to those of a Fund. Situations may occur when a Fund could be disadvantaged because of the investment activities conducted by Salient or its affiliates for their other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for a Fund and the other accounts, thereby limiting the size of a Fund’s position, or the difficulty of liquidating an investment for a Fund and the other accounts where the market cannot absorb the sale of the combined position.

With respect to the Salient MLP Funds, the Funds’ investment opportunities may be limited by affiliations of Salient or its affiliates with MLPs, Energy Infrastructure Companies and Other Energy Companies. In addition, to the extent that Salient sources and structures private investments in MLPs, Energy Infrastructure Companies or Other Energy Companies, certain employees of Salient may become aware of actions planned by these companies, such as acquisitions, that may not be announced to the public. Although Salient maintains procedures to ensure that any material non-public information available to certain Salient employees not be shared with those employees responsible for the purchase and sale of publicly traded securities, it is possible that the Funds could be precluded from investing in a company about which Salient has material non-public information.

Each Fund’s Advisor or Sub-Advisor, as applicable, also manages other funds that have investment objectives and strategies that are similar to and/or overlap with those of the Funds (collectively, “Affiliated Funds”). In particular, with respect to the Salient MLP Funds, certain Affiliated Funds invest in MLPs, Midstream MLPs, Energy Infrastructure Companies and/or Other Energy Companies. Furthermore, each Fund’s Advisor or Sub-Advisor may, at some time in the future, manage other investment funds with the same investment objective as the Funds. Investment decisions for the Funds are made independently from those of Salient’s other clients;

28

however, from time to time, the same investment decision may be made for more than one fund or account. When two or more clients advised by Salient or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold are allocated among the clients on a good faith equitable basis by Salient in its discretion in accordance with the clients’ various investment objectives and procedures adopted by Salient and approved by the Board. In some cases, this system may adversely affect the price or size of the position that a Fund may obtain. In other cases, however, the Funds’ ability to participate in volume transactions may produce better execution for the Funds.

Each Fund and its affiliates, including Affiliated Funds, may be precluded from co-investing in private placements of securities, including in any portfolio companies that Salient controls. Salient will allocate private investment opportunities among its clients, including the Funds, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount of funds that each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an Affiliated Fund rather than to a Fund. The policies contemplate that Salient will exercise discretion, based on several factors relevant to the determination, in allocating the entirety, or a portion, of such investment opportunities to an Affiliated Fund, in priority to other prospectively interested advisory clients, including the Funds. In this regard, when applied to specified investment opportunities that would normally be suitable for the Funds, the allocation policies may result in certain Affiliated Funds having greater priority than the Funds to participate in such opportunities depending on the totality of the considerations, including, among other things, a Fund’s available capital for investment, its existing holdings, applicable tax and diversification standards to which a Fund may then be subject and the ability to efficiently liquidate a portion of its existing portfolio in a timely and prudent fashion in the time period required to fund the transaction.

The investment management fee paid to a Fund’s Advisor and/or Sub-Advisor is based on the value of the Fund’s assets, as periodically determined. A percentage of the Fund’s assets may be illiquid securities acquired in private transactions for which market quotations will not be readily available. Although the Fund has adopted valuation procedures designed to determine valuations of illiquid securities in a manner that reflects their fair value, there typically is a range of prices that may be established for each individual security. Senior management of the Fund’s Advisor, the Board, its Valuation Committee, the Advisor’s Valuation Committee, and a third-party valuation firm participate in the valuation of its securities. See “Net Asset Value.”

Counterparty Risk

In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Funds, the Funds must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Funds may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Funds.

Credit Risk

Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Funds’ investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Securities rated in the four highest categories (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service, Inc. (“Moody’s”) (Aaa, Aa, A and Baa)) by the rating agencies are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

Cybersecurity Risk

Information and technology systems relied upon by the Funds, the Advisor, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the Funds’ service provider and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal

29

information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Obligations (All Funds Except Salient Global Equity Fund)

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value and could also impact the amount of income a Fund generates through debt investments. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. An issuer of a debt security may repay principal prior to a security’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and making a Fund’s net asset value more volatile.

Certain Funds may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Advisor and/or the Sub-Advisor, as applicable. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes, and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the U.S. government or its agencies, and demand and time deposits of domestic banks, U.S. branches and subsidiaries of foreign banks and foreign branches of U.S. banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock. Investments in corporate debt securities that are rated below investment grade (rated below “BBB” by S&P or “Baa” by Moody’s) are considered speculative with respect to the issuer’s ability to pay interest and repay principal.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies a Fund’s minimum rating requirement when purchased, a subsequent downgrade does not require the sale of the security, but the Advisor and/or the Sub-Advisor, as applicable, will consider which action is in the best interest of a Fund and its shareholders, including the sale of the security.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher-rated securities, high-risk, low-rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities

30

may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low-rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. In addition, the use of credit ratings as the sole method of evaluating low-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of low-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

Depositary Receipts

The Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, which are depositary receipts typically issued by U.S. banks or trust companies, evidence ownership of securities issued by foreign corporations. EDRs and GDRs, which are depositary receipts typically issued by foreign banks or foreign trust companies (and may also be issued by U.S. banks or trust companies), evidence ownership of securities issued by foreign or U.S. corporations. The underlying issuers of sponsored depositary receipts have arranged to have their securities traded in the form of depositary receipts, whereas the underlying issuers of unsponsored depositary receipts may not be directly involved in the creation of the instruments. In certain instances it may be easier to obtain financial information from underlying issuers of sponsored depositary receipts, and accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs. In addition, there may be limited if any, correlation between such information and the market value of the depositary receipts. To the extent that the Fund invests in depositary receipts, it will also be exposed to the risks associated with the risks of investing in other foreign securities.

Derivatives with respect to High Yield and Other Indebtedness (All Funds Except Salient MLP Fund)

In addition to the credit risks associated with holding high yield debt securities, with respect to derivatives involving high yield and other debt, the Fund usually will have a contractual relationship only with the counterparty of the derivative, and not with the issuer of the indebtedness. The Fund generally will have no right to directly enforce compliance by the issuer with the terms of the derivative nor any rights of set-off against the issuer, nor have any voting rights with respect to the indebtedness. The Fund will not directly benefit from the collateral supporting the underlying indebtedness and will not have the benefit of the remedies that would normally be available to a holder of the indebtedness. In addition, in the event of the insolvency of the counterparty to the derivative, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying indebtedness. Consequently, the Fund will be subject to the credit risk of the counterparty as well as that of the issuer of the indebtedness. As a result, concentrations of such derivatives in any one counterparty subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the issuer of the underlying indebtedness.

Diversification Risk (Salient Risk Parity, Salient Alternative Beta Fund, Salient Trend Fund and the Salient MLP Funds)

A Fund that is “non-diversified” is not subject to the diversification requirements of the 1940 Act, which generally limit investments, as to 75% of a Fund’s total assets, to no more than 5% in securities in a single issuer and 10% of an issuer’s voting securities. A non-diversified Fund must, however, comply with the diversification requirements for qualifying as a regulated investment company (“RIC”) for income tax purposes. In order to qualify as a IRC a Fund must meet asset diversification requirements at each quarter end. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of a non-diversified Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

31

Energy and Infrastructure Company Risk (Salient MLP Funds)

Certain risks inherent in investing in energy and Energy Companies (including MLPs, Energy Infrastructure Companies and Other Energy Companies) include the following:

Supply and Demand Risk. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution or a sustained decline in demand for such commodities, may adversely impact the financial performance of Energy Companies and Energy Infrastructure Companies. Energy Companies and Energy Infrastructure Companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including economic conditions, fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, among others.

Depletion and Exploration Risk. Energy reserves naturally deplete as they are produced over time. Many Energy Companies and Energy Infrastructure Companies are either engaged in the production of natural gas, natural gas liquids, crude oil, or coal, or are engaged in transporting, storing, distributing and processing these items and refined products on behalf of the owners of such commodities. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. The financial performance of Energy Companies and Energy Infrastructure Companies may be adversely affected if they, or the companies to whom they provide the service, are unable to cost-effectively acquire additional reserves sufficient to replace the natural decline. If an Energy Company or Energy Infrastructure Company fails to add reserves by acquiring or developing them, its reserves and production will decline over time as they are produced. If an Energy Company or Energy Infrastructure Company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.

Reserve Risks. Energy Companies and Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities are subject to the risk that the quantities of their reserves are overstated, or will not be produced in the time periods anticipated, for a variety of reasons including the risk that no commercially productive amounts of such energy commodities can be produced from estimated reserves because of the curtailment, delay or cancellation of production activities as a result of unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements and cost of, or shortages or delays in the availability of, drilling rigs and other equipment, and operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering and pollution.

Regulatory Risk. Energy Companies and Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how and where wells are drilled, (iii) how services are provided, (iv) environmental and safety controls, and, in some cases (v) the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies.

Commodity Pricing Risk. The operations and financial performance of Energy Companies and Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Companies and Energy Infrastructure Companies which own the underlying energy commodity or receive payments for services that are based on commodity prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one energy commodity relative to the price of another energy commodity (i.e., the price of natural gas relative to the price of natural gas liquids). Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for Energy Companies and Energy Infrastructure Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices. In addition to the volatility of commodity prices, extremely high commodity prices may drive further energy conservation efforts which may adversely affect the performance of Energy Companies and Energy Infrastructure Companies.

Acquisition Risk. The ability of Energy Companies and Energy Infrastructure Companies to grow operating cash flow and increase such company’s enterprise value can be highly dependent on their ability to make accretive acquisitions. In the event that Energy Companies and Energy Infrastructure Companies are unable to make such acquisitions because they are unable to identify attractive acquisition candidates and negotiate acceptable purchase contracts, because they are unable to raise financing for such

32

acquisitions on economically acceptable terms, or because they are outbid by competitors, their future growth will be limited. Furthermore, even if Energy Companies or Energy Infrastructure Companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in operating cash flow or a decrease in enterprise value. Any acquisition involves risks, including, among other things: mistaken assumptions about revenues and costs, including synergies; the assumption of unknown liabilities; limitations on rights to indemnity from the seller; the diversion of management’s attention from other business concerns; unforeseen difficulties operating in new product or geographic areas; and customer or key employee losses at the acquired businesses.

Affiliated Party Risk. Certain Energy Companies and Energy Infrastructure Companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by such company’s parents or sponsors to satisfy their payments or obligations would impact such company’s revenues and operating cash flows and ability to make interest payments and/or distributions.

Catastrophe Risk. The operations of Energy Companies and Energy Infrastructure Companies are subject to many hazards inherent in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing natural gas, natural gas liquids, crude oil, refined products, coal or electricity, including: damage to pipelines, storage tanks, plants or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; well blowouts; leaks of such energy commodities; fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations. Not all Energy Companies or Energy Infrastructure Companies are fully insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the Energy Company’s or Energy Infrastructure Company’s operations and financial condition.

The Funds expect that insurance premiums to operate certain assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity may increase due to operational risks (such as the Macondo oil spill in the Gulf of Mexico in 2010). Further increased government regulations to mitigate such catastrophe risk could increase insurance and other operating costs for Energy Infrastructure Companies and adversely affect the financial performance of such companies.

Terrorism/Market Disruption Risk. Terrorist attacks may have a disruptive effect on the economy and the securities markets. Global events, including particularly in the Middle East and including government stability specifically, could have significant adverse effects on the U.S. economy, and financial and commodities markets. Assets that are used in the energy sector, including assets used in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity could be direct targets, or indirect casualties, of an act of terror. The U.S. government has issued warnings that such assets, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.

Weather Risk. Extreme weather conditions, such as hurricanes, (i) could result in substantial damage to the facilities of certain Energy Companies and Energy Infrastructure Companies located in the affected areas, (ii) significantly increase the volatility in the supply of energy commodities and (iii) adversely affect the financial performance of Energy Companies and Energy Infrastructure Companies, and could therefore adversely affect their securities. The damage done by extreme weather also may serve to increase many insurance premiums paid by Energy Companies and Energy Infrastructure Companies and could adversely affect such companies’ financial condition.

Master Limited Partnership Risks. An investment in master limited partnership units involves certain risks which differ from an investment in the securities of a corporation. Holders of master limited partnership units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in master limited partnership units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

Emerging Markets Investments (All Funds Except the Salient MLP Funds)

Each Fund, subject to its investment strategies and policies, may invest in emerging markets investments, which have exposure to the risks discussed below relating to foreign instruments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.

33

Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Equity Securities

Each Fund, subject to its investment strategies and policies, may purchase equity securities or be exposed to equity securities through derivative instruments. Equity securities may include common and preferred stock, convertible securities, private investments in public equities, depositary receipts and warrants. Common stock represents an equity or ownership interest in a company. This interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Equity securities have a history of long-term growth in value, but their prices tend to fluctuate in the shorter term. Preferred stock generally does not exhibit as great a potential for appreciation or depreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In addition, each Fund may have exposure to or invest in equity securities of companies with small or medium capitalization. Investments in securities of companies with small or medium capitalization involve certain risks that may differ from, or be greater than, those for larger companies, such as higher volatility, lower trading volume, lack of liquidity, fewer business lines and lack of public information (See “Small and Mid-Capitalization Securities Risk”).

The market value of all securities, including equity securities, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.

Exchange-Traded Funds (“ETFs”)

Each Fund, subject to its investment strategies and policies, may purchase ETFs. ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also “Securities of Other Investment Companies” below.

Exchange Traded Notes (“ETNs”)

Each Fund may invest in ETNs. ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected.

The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.

34

Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.

There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A Fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or the entire amount invested.

Foreign Government Debt Obligations (Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund)

Investments in sovereign debt obligations involve special risks which are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Funds may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the NAV of a Fund, to the extent it invests in such securities, may be more volatile than prices of U.S. debt issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.

Foreign Investments

Each Fund, subject to its investment strategies and policies, may invest in securities and other investments (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such investments are referred to as “foreign instruments.”

Investing in foreign instruments offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer investment potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

Investments in foreign instruments present additional risks and considerations not typically associated with investments in domestic securities: reduction of income due to foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less trading volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the United States; less regulation of foreign issuers, stock exchanges and brokers than in the United States; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the United States; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; requirement of payment for investments prior to settlement possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the United States economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

35

Foreign Exchange Risk and Currency Transactions (All Funds Except the Salient MLP Funds)

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to gain exposure to a particular currency or currencies as a part of the Funds’ investment strategies, when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Advisor or Sub-Advisor, as appropriate, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty. Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund’s performance may be adversely affected as the Advisor or the Sub-Advisor may be incorrect in its forecasts of market value and currency exchange rates.

Forwards, Futures, Swaps and Options

As described below, each Fund may purchase and sell in the U.S. or abroad futures contracts, put and call options, forward contracts, swaps and options on securities, swaptions, futures, broadly-based stock indices and currencies. In the future, a Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with the Fund’s investment objectives, and are legally permissible. There can be no assurance that an instrument, if employed, will be successful.

Each Fund may buy and sell these investments for a number of purposes, including hedging, investment or speculative purposes. For example, it may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge a Fund’s portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase a Fund’s exposure to the securities market.

Special Risk Factors Regarding Forwards, Futures, Swaps and Options

Transactions in derivative instruments (e.g., futures, options, forwards, swaps, and swaptions) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. Each Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund’s assets.

36

OTC derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain purchased OTC options, and assets used as cover for written OTC options, may be considered illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary portfolio securities transactions. There can be no assurance that an Advisor’s or Sub-Advisor’ s use of derivative instruments will be advantageous to a Fund.

Regulatory Matters Regarding Forwards, Futures, Swaps and Options

With respect to the Salient MLP & Energy Infrastructure Fund II, Salient MLP Fund and Salient Global Equity Fund, SCA and Salient Advisors, respectively, have claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under CFTC Regulation 4.5 under the Commodity Exchange Act (“CEA”). As such, the Salient MLP & Energy Infrastructure Fund II, Salient MLP Fund and Salient Global Equity Fund are not currently subject to registration or regulation as commodity pools under the CEA.

The Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund and Salient Broadmark Tactical Plus Fund are each subject to regulation by the CFTC as commodity pools, and Salient Advisors is registered with the CFTC as a commodity pool operator with respect to each of these Funds, and the Sub-Advisor is registered with the CFTC as a commodity trading advisor with respect to the Salient Broadmark Tactical Plus Fund.

The CFTC has adopted final regulations designed to harmonize the obligations of registered CPOs for commodity pools that are also registered as investment companies under the 1940 Act (the “Harmonization Rules”). Under the Harmonization Rules, the CFTC generally will accept the SEC’s disclosure, reporting, and recordkeeping regime as “substituted compliance” for substantially all of the CFTC’s regulations as long as the CPO complies with applicable requirements under the SEC’s statutory and regulatory compliance regime to which it or the pool is already subject. Salient Advisors intends to operate Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund and Salient Broadmark Tactical Plus Fund in compliance with the CFTC’s Harmonization Rules. Historically, the CFTC has mandated that CPOs keep required records at their main business office. The Harmonization Rules provide relief to CPOs by permitting them to maintain books and records with certain third parties, rather than at the main business office, subject to certain conditions. One of these conditions requires the Fund to disclose the location of the Fund’s books and records. Such information is included in the Fund’s registration statement.

Transactions in futures and options by the Funds are subject to limitations established by futures and option exchanges governing the maximum number of futures and options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of futures or options which a Fund may write or hold may be affected by futures or options written or held by other entities, including other investment companies advised by its Advisor or Sub-Advisor (or an advisor that is an affiliate of the Fund’s Advisor and/or Sub-Advisor). An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

Forward Contracts

A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are highly leveraged and highly volatile, and a relatively small price movement in a forward contract may result in substantial losses to a Fund. To the extent a Fund engages in forward contracts to generate total return, the Fund will be subject to these risks.

Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved. By contrast, futures contracts are generally standardized and futures exchanges have central clearinghouses which keep track of all positions.

Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange as one can with respect to a futures contract. Absent contractual termination rights, a Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.

37

Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.

Futures Contracts

U.S. futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

There are several risks in connection with the use of futures by the Funds. In the event futures are used by a Fund for hedging purposes, one risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor or Sub-Advisor. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by its Advisor or Sub-Advisor. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline.

Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

Each Fund may also use futures to attempt to gain exposure to a particular market, index or instrument or for speculative purposes to increase return. One or more markets, indices or instruments to which a Fund has exposure through futures may go down in value, possibly sharply and unpredictably. This means the Funds may lose money.

With respect to futures contracts that are not contractually required to “cash-settle,” the Funds must cover their open positions by designating or segregating on its records cash or liquid assets equal to the contract’s full, notional value. With respect to futures that are contractually required to “cash-settle,” however, a Fund is permitted to designate cash or liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation, if any (i.e., the Fund’s daily net liability) rather than the notional value. By designating assets equal to only its net obligation under cash-settled forwards or futures a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Each Fund may contractually agree to close positions prior to physical settlement and/or otherwise agree to avoid non-cash settlement.

The price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor or Sub-Advisor, as applicable, may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin (as described below).

38

In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures

Each Fund may invest in stock index futures. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by a Fund on the purchase or sale of a stock index future. At any time prior to the expiration of the future, each Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by a Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

Futures Contracts on Securities

Each Fund may purchase and sell futures contracts on securities. A futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

39

Although futures contracts on securities by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking delivery of securities. A Fund may close out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss. Similarly, a Fund may close out of a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

Swap Agreements

Each Fund may enter into interest rate, total return, equity and other swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Some swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, the Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets in accordance with SEC staff positions on the subject.

Forms of swap agreements also include cap, floor and collar agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

Each Fund’s use of swap agreements may not be successful in furthering its investment objective, as its Advisor or Sub-Advisor, as appropriate, may not accurately predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such instruments are determined to be illiquid, then the Fund will limit its investment in these instruments subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit the Fund’s ability to use swap agreements. A Fund may be able to eliminate its

40

exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Credit Default Swap Agreement (“CDS”) and Credit Default Index Swap Agreement Risk (“CDX”)

The Funds do not currently intend to, but could in the future enter into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” in order to gain exposure to the credit risk of U.S. and non-U.S. fixed income securities and sovereign debt, as well as mortgage-backed securities. The Funds may also be a “buyer” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Credit default swap agreements or similar instruments may have as reference obligations one or more securities that are not then held by the involved Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. Except as noted in the next sentence, with respect to credit default swap agreements that are contractually required to cash settle, a Fund sets aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligations under the contracts. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap. For credit default swap agreements that are contractually required to physically settle, a Fund sets aside the full notional value of such contracts. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. If a Fund is a buyer and no credit event occurs, the Fund’s net cash flows over the life of the contract will be the initial up-front amount paid or received minus the sum of the periodic payments made over the life of the contract. However, if a credit event occurs, the Fund may elect to receive a cash amount equal to the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Advisor or Sub-Advisor, as appropriate, does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based.

Equity Swaps

An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component (“asset”) during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Equity swap contracts may be structured in different ways. For example, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, the Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock.

Therefore, in this case the return to the Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when a Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, the Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover a Fund’s current obligations (or are otherwise covered as permitted by applicable law), the Fund and its Advisor or Sub-Advisor, as appropriate, believe that these transactions do not constitute senior securities under the Act.

Equity swaps are derivatives and their value can be very volatile. To the extent that a Fund’s Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a

41

loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Total Return and Interest Rate Swaps

In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

When-Issued and Forward Commitment Securities (Salient MLP Funds)

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis in order to hedge against anticipated changes in interest rates and prices or for speculative purposes. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily at least one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Fund on a forward basis will not honor its purchase obligation. In such cases, a Fund may incur a loss.

Combined Transactions

Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, and any combination of futures, options, currency and interest rate transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Fund’s Advisor or Sub-Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor or Sub-Advisor’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Hedging Transactions Risk

Each Fund’s Advisor or Sub-Advisor, as appropriate, from time to time, may employ various hedging techniques. The success of a Fund’s hedging strategy will be subject to its Advisor’s or Sub-Advisor’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to its Advisor’s or Sub-Advisor’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of those portfolio positions or prevent losses if the values of those positions decline. Rather, it establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the portfolio position’s value. Such hedging transactions also limit the opportunity for gain if the

42

value of the portfolio position should increase. For a variety of reasons, the Advisor or Sub-Advisor may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. Each Fund’s Advisor or Sub-Advisor may determine, in its sole discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged. Furthermore, the Advisors or Sub-Advisor may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged portfolio position should increase.

Illiquid Securities Risk

A Fund may invest in illiquid or restricted securities if the Advisor and/or Sub-Advisor, as applicable, believes that they present an attractive investment opportunity. A Fund may not invest more than 15% of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Advisor and/or Sub-Advisor, as applicable, might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Advisor and/or Sub-Advisor, as applicable, has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Inflation Risks

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ shares and Distributions declines.

Leverage Risk (All Funds Except Salient MLP Fund)

The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund can be viewed as constituting a form of “senior security” of the Fund for purposes of the 1940 Act. These transactions may include selling securities short, buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in when-issued, delayed-delivery, forward-commitment or reverse repurchase transactions and other trading practices that have a leveraging effect on the capital structure of a Fund or may be viewed as economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a “senior security” by the Fund if the Fund (1) maintains an offsetting financial position, (2) maintains liquid assets in a sufficient value to cover the Fund’s potential obligation under the borrowing transaction not offset or covered as provided in (1) and (3), or (3) otherwise “covers” the transaction in accordance with applicable SEC guidance (collectively, “covers” the transaction). The Fund’s holdings in such instruments are marked-to-market daily to ensure proper coverage. The Fund may have to buy or sell a security at a disadvantageous time or price in order to cover such transaction. In addition, assets being maintained to cover such transactions may not be available to satisfy redemptions or for other purposes or obligations.

Liquidity Risk

Certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices may display abrupt or erratic movements at times. Additionally, it may be more

43

difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Advisor or the Sub-Advisor, as applicable, believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in illiquid investments.

Management Risk; Dependence on Key Personnel of the Advisor and/or the Sub-Advisor

Each Fund’s portfolio is subject to management risk because it is actively managed. Each Fund’s Advisor or Sub-Advisor, as appropriate, applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.

A Fund depends upon its Advisor’s and Sub-Advisor’s, as appropriate, key personnel for its future success and upon the Fund’s access to certain individuals and investments. In particular, each Fund depends on the diligence, skill and network of business contacts of its portfolio managers, who evaluate, negotiate, structure, close and monitor Fund investments. These individuals do not have long-term employment contracts with the Advisor or Sub-Advisor, although they do have equity interests and other financial incentives to remain with the Advisor and Sub-Advisor. Each Fund also depends on the senior management of its Advisor and Sub-Advisor, as appropriate. The departure of any of a Fund’s portfolio managers or the senior management of its Advisor or Sub-Advisor could have a material adverse effect on the Fund’s ability to achieve its investment objective. In addition, the Funds can offer no assurance that its respective Advisor or Sub-Advisor, as appropriate, will remain its investment advisor or sub-advisor or that a Fund will continue to have access to the Advisor’s or Sub-Advisor’s industry contacts and deal flow.

Margin Deposits and Cover Requirements for Futures Contracts

Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the price of the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, a Fund’s Advisor or Sub-Advisor, as appropriate, may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

When entering into a futures contract that must be cash settled, a Fund will cover (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. When entering into a futures contract that does not need to be settled in cash, a Fund will maintain with its custodian (and mark to market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the full notional value of the contract. Alternatively, a Fund may “cover” its position by purchasing an option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. The Fund may contractually agree to close positions prior to settlement and/or otherwise agree to avoid non-cash settlement.

Repurchase Agreements

Each Fund may acquire securities subject to repurchase agreements. In a repurchase transaction, a Fund acquires a security from, and simultaneously agrees to resell it to, an approved vendor. An “approved vendor” is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer that has been designated a primary dealer in government securities that meets the Trust’s credit requirements. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. If the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. There is no limit on the amount of a Fund’s net assets that may be subject to repurchase agreements of seven days or less. Repurchase agreements with a maturity beyond seven days are subject to the Fund’s limitations on investments in illiquid securities.

44

Reverse Repurchase Agreements

The Fund, subject to its investment strategies and policies, may enter into reverse repurchase agreements. The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price. The Fund may enter into a reverse repurchase agreement when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

At the time the Fund enters into a reverse repurchase agreement, it will segregate liquid assets with a value not less than the repurchase price (including accrued interest). The use of reverse repurchase agreements may be regarded as leveraging and, therefore, speculative. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, if the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligations to repurchase the securities and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Risks Associated with an Investment in Initial Public Offerings (“IPOs”) (All Funds Except Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund)

Securities purchased in IPOs are often subject to the general risks associated with investments in companies with small market capitalizations, and typically to a heightened degree. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in an IPO may be highly volatile. The Funds may not be able to invest in IPOs, or to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to the Funds. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Each Fund’s investment performance during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when it is able to do so.

Risk of Owning Securities of Affiliates (Salient MLP Funds)

From time to time, the Salient MLP Funds may be deemed to “control” or may be an “affiliate” of one or more of the Funds’ portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, a Fund would “control” a portfolio company if it owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if it owned 5% or more of its outstanding voting securities or any of Salient’s employees serves as a director of such company. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor and Sub-Advisor), principal underwriters and affiliates of those affiliates or underwriters.

There is significant ambiguity in the application of existing SEC staff interpretations of the term “voting security” to complex structures such as limited partner interests of MLPs in which the Funds invest. As a result, it is possible that the SEC staff may consider that certain securities of limited partnerships are voting securities under the staff’s prevailing interpretations of this term. If such determination is made, the Fund may be regarded as a person affiliated with and controlling the issuer(s) of those securities for purposes of Section 17 of the 1940 Act. In the absence of an applicable exemptive rule, such status could impact certain investment decisions.

In light of the ambiguity of the definition of voting securities, the Funds do not intend to treat any class of limited partner interests of MLPs that a Fund holds as “voting securities” unless the security holders of such class currently have the ability, under the partnership agreement, to remove the general partner (assuming a sufficient vote of such securities, other than securities held by the general partner, in favor of such removal) or the Fund has an economic interest of sufficient size that otherwise gives the fund the de facto power to exercise a controlling influence over such MLP. The Funds believe this treatment is appropriate given that the general partner controls the MLP, and without the ability to remove the general partner or the power to otherwise exercise a controlling influence over the MLP due to the size of an economic interest, the security holders have no control over the MLP.

There is no assurance that the SEC staff will not consider that other limited partnership securities that the Funds own and do not treat as voting securities are, in fact, voting securities for the purposes of Section 17 of the 1940 Act. If such determination were made, the Funds would be required to abide by the restrictions on “control” or “affiliate” transactions as proscribed in the 1940 Act. The Funds or any portfolio company that they control, and the Funds’ affiliates, may from time to time engage in certain of such transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain exemptive rules promulgated by the SEC.

45

There is no assurance that a Fund would be able to satisfy the conditions of these rules with respect to any particular eligible transaction, or even if a Fund were allowed to engage in such a transaction that the terms would be more or as favorable to the Fund or any company that the Fund controls as those that could be obtained in an arms length transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions that may be taken for the Funds or on the type of investments that the Funds could make.

Rule 144A Securities Risk

Each Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information, and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by each Fund in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). The Advisor or Sub-Advisors, as applicable, may anticipate that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the Financial Industry Regulatory Authority, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by a Fund, however, could affect adversely the marketability of such Fund’s securities and, consequently, the Fund might be unable to dispose of such securities promptly or at favorable prices. The Advisor or Sub-Advisor, as applicable, will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. The Advisor or Sub-Advisor, as applicable, will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions, The Advisor or Sub-Advisor, as applicable, must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Securities Lending Risk (Salient MLP Funds and Salient Global Equity Fund)

To any extent a Fund lends securities, borrowers of the Fund’s securities typically would provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. Additionally, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions. If a borrower is unable to return the loaned securities, a Fund may lose the benefit of a continuing investment in the unreturned securities and the loan could be treated as a taxable transaction for federal income tax purposes.

Securities of Other Investment Companies

Each Fund may invest in shares of other investment companies, including ETFs, money market mutual funds, and closed-end investment companies, to the extent permitted by the 1940 Act. To the extent a Fund invests in shares of an investment company, it will bear its pro rata share of the other investment company’s expenses, such as investment advisory and distribution fees and operating expenses.

46

Short Sales

Each Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. A short sale against the box is a short sale where at the time of the sale, a Fund owns or has the right to obtain securities equivalent in kind and amounts. To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There will also be other costs associated with short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. A Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that the Funds will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that the Fund may be unable to fully implement its investment strategy due to a lack of available stocks or for some other reason. It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the security, a Fund may be required to pay a premium. The Funds also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

In addition to the short sales discussed above, each Fund may make short sales “against the box,” a transaction in which the Fund enters into a short sale of a security that the Fund owns or has the right to obtain at no additional cost. The Fund does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

A Fund may also take a short position in a derivative instrument, such as a future, forward or swap. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument.

Small and Mid-Capitalization Securities Risk

Each Fund may invest its assets in the common stocks and other equity securities of small and mid-capitalization companies with smaller market capitalizations. While the Advisor and Sub-Advisor, as appropriate, believe these investments may provide significant potential for appreciation, they involve higher risks in some respects than do investments in common stocks and other equity securities of larger companies. For example, prices of such investments are often more volatile than prices of large-capitalization stocks and other equity securities. In addition, due to thin trading in some such investments, an investment in these common stocks and other equity securities may be more illiquid than that of common stocks or other equity securities of larger market capitalization issuers (See “Liquidity Risk”). Smaller capitalization companies also fail more often than larger companies and may have more limited management and financial resources than larger companies.

Structured Notes

Structured Notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. A structured note may be positively, negatively or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value may increase or decrease if the value of the reference

47

instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s). Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Structured Securities

Structured securities are securities whose value is determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes or other financial indicators (each, a “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may present a greater degree of market risk than other types of fixed income securities and may be more volatile, less liquid and more difficult to price accurately than less complex securities.

48

TIPS and Inflation-Linked Bonds Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If a Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

U.S. Government Securities

U.S. Treasury obligations are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies or instrumentalities (including certain types of mortgage-backed securities) may or may not be guaranteed or supported by the “full faith and credit” of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are supported by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others are supported only by the credit of the instrumentality. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency of instrumentality does not meet its commitment.

Valuation Risk

Market prices may not be readily available for any restricted or unregistered investments in public companies or investments in private companies made by the Funds. The value of such investments will ordinarily be determined based on fair valuations pursuant to procedures adopted by the Board of Trustees. Restrictions on resale or the absence of a liquid secondary market may adversely affect a Fund’s ability to determine its net asset value. The sale price of securities that are not readily marketable may be lower or higher than a Fund’s most recent determination of their fair value. In addition, the value of these securities typically requires more reliance on the judgment of a Fund’s Advisor or Sub-Advisor than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, a Fund may not be able to realize these securities’ carrying value or may have to delay their sale in order to do so.

Value Style Risk (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund)

Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the companies’ true business values or because the Advisor misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Risks Related to the Advisor and to its Quantitative and Statistical Approach (Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund)

Trading Judgment

The success of the proprietary valuation techniques and trading strategies employed by each Fund is subject to the judgment and skills of the Advisor and the research team that it oversees. Additionally, the trading abilities of the portfolio management team with regard to execution and discipline are important to the return of the Funds. There can be no assurance that the investment decisions or actions of the Advisor will be correct. Incorrect decisions or poor judgment may result in substantial losses.

Model and Data Risk

Given the complexity of the investments and strategies of the Funds, the Advisor relies on quantitative models (both proprietary models developed by the Advisor, and those supplied by third party vendors) and information and data supplied by third party vendors (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights.

When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Funds to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third party vendors.

All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

49

Obsolescence Risk

The Funds are unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated. If and to the extent that the models do not reflect certain factors, and the Advisor does not successfully address such omission through its testing and evaluation and modify the models accordingly, major losses may result. The Advisor will continue to test, evaluate and add new models, as a result of which the existing models may be modified from time to time. Any modification of the models or strategies will not be subject to any requirement that shareholders receive notice of the change or that they consent to it. There can be no assurance as to the effects (positive or negative) of any modification of the models or strategies on a Fund’s performance.

Crowding/Convergence

There is significant competition among quantitatively-focused managers, and the ability of the Advisor to deliver returns consistent with the Funds’ objectives and policies is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the Advisor’s models used for a Fund come to resemble those employed by other managers, the risk that a market disruption that negatively affects predictive models will adversely affect the Fund is increased, and such a disruption could accelerate reductions in liquidity or rapid repricing due to simultaneous trading across a number of funds in the marketplace.

Risk of Programming and Modelling Errors

The research and modelling process engaged in by the Advisor is extremely complex and involves financial, economic, econometric and statistical theories, research and modelling; the results of that process must then be translated into computer code. Although the Advisor seeks to hire individuals skilled in each of these functions and to provide appropriate levels of oversight, the complexity of the individual tasks, the difficulty of integrating such tasks, and the limited ability to perform “real world” testing of the end product raises the chances that the finished model may contain an error; one or more of such errors could adversely affect a Fund’s performance and, depending on the circumstances, would generally not constitute a trade error under the Trust’s policies.

Involuntary Disclosure Risk

As further described in the prospectus, the ability of the Advisor to achieve its investment goals for a Fund is dependent in large part on its ability to develop and protect its models and proprietary research. The models and proprietary research and the Models and Data are largely protected by the Advisor through the use of policies, procedures, agreements, and similar measures designed to create and enforce robust confidentiality, non-disclosure, and similar safeguards. However, public disclosure obligations (or disclosure obligations to exchanges or regulators with insufficient privacy safeguards) could lead to opportunities for competitors to reverse-engineer the Advisor’s Models and Data, and thereby impair the relative or absolute performance of a Fund.

Proprietary Trading Methods

Because the trading methods employed by the Advisor on behalf of the Funds are proprietary to the Advisor, a shareholder will not be able to determine any details of such methods or whether they are being followed.

INVESTMENT RESTRICTIONS

Each Fund’s fundamental policies listed below shall not be changed without an affirmative vote of a majority of the Fund’s voting securities, which means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares. Non-fundamental restrictions are subject to change by the Board without shareholder approval.

When submitting an investment restriction change to the holders of a Fund’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon if a majority of the outstanding voting securities of the Fund vote for the approval of the matter, notwithstanding that the matter has not been approved by: (1) the holders of a majority of the outstanding voting securities of any other series of the Trust affected by the matter; and (2) the vote of a majority of the outstanding voting securities of the Trust as a whole.

No other policy, including a Fund’s investment objective, is a fundamental policy.

To the extent permitted by the 1940 Act, the rules and regulations thereunder, or interpretations, orders, or other guidance provided by the SEC or its staff, each Fund:

1.	Can borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

50

2.	Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund and Salient Broadmark Tactical Plus Fund:

Cannot invest 25% or more of the value of its total assets in the securities of issuers in any single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and each Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if a Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if a Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration policy of the underlying investment companies for purposes of determining compliance with its own concentration policy.

Salient MLP & Energy Infrastructure Fund II:

Will invest 25% or more of the value of its total assets in the securities of issuers in the energy and energy infrastructure industries; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

Salient MLP Fund:

Will invest 25% or more of the value of its total assets in the securities of issuers in the energy industry; and the Fund cannot invest 25% or more of the value of its total assets in the securities of issuers in any other single industry or group of industries, except that securities issued by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by securities issued by the U.S. Government, its agencies or instrumentalities may be purchased without limitation, and the Fund may invest substantially all of its investable assets in one or more registered investment companies. For purposes of this investment restriction, registered investment companies are not considered part of any industry or group of industries. However, for purposes of determining industry concentration, if the Fund invests in affiliated underlying registered investment companies, the Fund will treat the assets of the underlying registered investment companies as if held directly by the Fund. Further, if the Fund invests in unaffiliated underlying investment companies, the Fund will consider the concentration of the underlying investment companies for purposes of determining compliance with its own concentration policy.

3.	Cannot act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

4.	Cannot purchase or sell real estate except insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein, although it may purchase and sell securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.

5.	Can make loans only as permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

6.	Cannot make a direct purchase or sale of physical commodities and commodity contracts, except: (a) insofar as such transaction is made through a vehicle whereby the risk of loss is not greater than the investment therein; and (b) it may: (i) enter into futures contracts and options thereon in accordance with applicable law; and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. The Funds will not consider stock index, currency and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy.

As a non-fundamental and additional policy, each Fund may pursue the investment program through one or more subsidiary vehicles. The establishment of such vehicles and a Fund’s utilization thereof is wholly within the discretion of the Board. To the extent applicable to the investment activities of a Fund’s respective subsidiary, the subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund.

51

As a non-fundamental policy, with respect to the Salient Global Equity Fund, under normal market conditions, at least 80% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities, and 40% of the value of the Fund’s net assets (plus any borrowings made for investment purposes) will be invested in common stocks and other equity securities of issuers located outside of the United States. The Fund will provide shareholders with at least 60 days’ notice prior to any change to the preceding limitations.

With respect to these policies and other policies and investment restrictions described herein (except each Fund’s fundamental policies on borrowings and the issuance of senior securities), if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Fund’s total assets, unless otherwise stated, will not constitute a violation of such policy or restriction.

PORTFOLIO TURNOVER

The annual rate of portfolio turnover may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the respective Fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of a Fund’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Portfolio turnover rates can change from year to year due to various factors, including among others, portfolio adjustments made in response to market conditions.

THOSE RESPONSIBLE FOR MANAGEMENT

Each Fund’s operations are managed under the direction and oversight of the Board. The Board appoints officers of the Trust who are responsible for the Funds’ day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

The Trustees and officers of the Trust also may be directors or officers of some or all of the other registered investment companies managed by each Fund’s Advisor and affiliates (the “Fund Complex”). Each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified. The table below shows, for each Trustee and executive officer, his full name, address and age, the position held with the Trust, the length of time served in that position, his principal occupation during the last five years, and other directorships held by such Trustee. The information in the table is current as of December 31, 2014. The address of each Trustee and officer is c/o Salient MF Trust, 4265 San Felipe, Suite 800, Houston, Texas 77027.

Interested Trustees*

Name and Age**	Position(s) with Trust	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships During Past 5 Years
John A. Blaisdell* Age: 54	Trustee (since 2012); Principal Executive Officer (since 2012); Chairman of the Board (since 2012)	Member, Investment Committee of the Advisor, since 2002; Managing Director of Salient, since 2002.	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2004; The Endowment PMF Funds (investment companies) (three funds) since 2014.

Jeremy L. Radcliffe* Age: 40	Trustee, Secretary (since 2012)	Member, Investment Committee of the Advisor, since 2002; Managing Director of Salient, since 2002.	Salient MF Trust (7); Salient Alternative Strategies Funds (2)	None.

*	This person’s status as an “interested” Trustee arises from his affiliation with the Advisor.
**	As of December 31, 2014.

52

Independent Trustees

Name and Age*	Position(s) with Trust	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships During Past 5 Years
Karin B. Bonding, CFA Age: 75	Trustee (since 2012)	Lecturer, University of Virginia, since 1996; President of Capital Markets Institute, Inc. (fee-only financial planner and investment advisor) since 1996.	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds); Brandes Investment Trust (investment companies) (four funds), 2006-2012; Credit Suisse Alternative Capital Funds (investment companies) (six funds), 2005-2010.

Jonathan P. Carroll Age: 53	Trustee (since 2012)	President, Lazarus Capital LLC (holding company) since 2006 President, Lazarus Energy Holdings, LLC (holding company) since 2006, President and CEO of Blue Dolphin Energy Company since 2012; private investor since 1995.	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2004; The Endowment PMF Funds (investment companies) (three funds) since 2014; LRR Energy, L.P. (LRE) (energy company) since 2014; Blue Dolphin Energy Company (BDCO) (energy company) since 2014.

Dr. Bernard A. Harris, Jr. Age: 58	Trustee (since 2012)	Chief Executive Officer and Managing Partner, Vesalius Ventures, Inc. (venture investing), since 2002; President of The Space Agency (marketing) since 1999; President of The Harris Foundation (non-profit), since 1998; clinical scientist, flight surgeon and astronaut for NASA, 1986 to 1996.	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2009; Babson Funds (three funds) since 2011; Greater Houston Community Foundation, 2004-2009; Monebo Technologies Inc., since 2009; The National Math and Science Initiative, and Space Agency, since 2008; Communities in Schools, since 2007; American Telemedicine Association, since 2007; U.S. Physical Therapy, Inc., since 2005; Houston Technology Center, since 2004; Houston Angel Network, since 2004; The Harris Foundation, Inc., since 1998.

53

Name and Age*	Position(s) with Trust	Principal Occupation(s) Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships During Past 5 Years
Richard C. Johnson Age: 77	Trustee (since 2012)	Former Senior Partner (retired), Baker Botts LLP (law firm); Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner).	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2004; The Endowment PMF Funds (investment companies) (three funds) since 2014.

G. Edward Powell Age: 78	Trustee (since 2012)	Principal of Mills & Stowell (private equity) since 2002; Managing Partner, PriceWaterhouse & Co. (Houston office, 1982 to 1994).	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2004; The Endowment PMF Funds (investment companies) (three funds) since 2014; Therapy Track, LLC, 2009 to 2012; Global Water Technologies, Inc.; Datavox Holdings, Inc.; Energy Services International, Inc., 2004 to 2013.

Scott E. Schwinger Age: 49	Trustee (since 2012)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	Salient MF Trust (7); Salient Midstream & MLP Fund (1); Salient Alternative Strategies Funds (2).	The Endowment Funds (investment companies) (five funds) since 2004; The Endowment PMF Funds (investment companies) (three funds) since 2014; Houston Technology Center (since 2013); The Make-A-Wish Foundation, since 2008.

*	As of December 31, 2014.

54

Officers of the Funds Who Are Not Trustees

Name and Age*	Position(s) Held with Trust (Since)	Principal Occupation(s) During the Past 5 Years
Paul A Bachtold Age: 41	Chief Compliance Officer (Since 2012)	Chief Compliance Officer, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008.

John E. Price Age: 47	Treasurer; Principal Financial Officer (Since 2012)	Managing Director and Chief Financial Officer, the Advisor, since 2003; Partner, Managing Director and Chief Financial Officer, Salient, since 2003.

*	As of December 31, 2014.

Leadership Structure and Board of Trustees

The Board monitors the level and quality of services, including commitments of service providers and the performance of each Fund’s Advisor. In addition, the Board oversees that processes are in place to assure the Funds’ compliance with applicable rules, regulations, and investment policies and addresses possible conflicts of interest. The Board evaluates the services received under the contracts with service providers by, among other things, receiving reports covering investment performance, shareholder services, distribution and marketing, and the Advisor’s profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Mr. Blaisdell, the Chairman of the Board, is an “interested person” (as defined in the 1940 Act) of the Trust. “Independent Trustees’ are those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. Mr. Schwinger serves as the Board’s Lead Independent Trustee. As Chairman, Mr. Blaisdell presides at meetings of the Trustees and, as necessary, the Trust’s shareholders. Based on the specific characteristics of each Fund, including its size and investment focus, the Board has determined it appropriate that Mr. Blaisdell fulfill the role of Chairman. Prior to each Board meeting, Mr. Blaisdell discusses and formulates with Mr. Schwinger, the Lead Independent Trustee, an agenda to be addressed at the meeting, as well as conferring with other representatives of management and with counsel to the Independent Trustees.

As registered investment companies, each Fund is subject to a number of investment risks (described in the Fund’s prospectus and this SAI), as well as financial and compliance risks. These risks are mitigated by written policies approved and overseen by the Board. Each Advisor conducts the respective Fund’s operations and the Board administers an oversight function. The Board oversees the each Advisor’s operations and each Fund’s risk management with the assistance of the Board’s Audit, Compliance and Valuation Committees. Each of these Committees is discussed below under “Committees.” At each Board meeting, the Board considers reports regarding each Fund’s operations and oversight thereof, including oversight of risks, as well as reports from the CCO, who also routinely meets privately with the Independent Trustees. Board Committees receive reports, and meetings may entail further discussion of issues concerning oversight of each Fund’s risk management. The Board also may discuss particular risks that are not addressed in the Committee process. Committee Chairs may confer with the Chairman of the Board to discuss various issues discussed in the Committee that may require further discussion by the full Board or separate reports by the Advisor. In addition, the Chairman of the Board confers with the CCO, the Trustees, the Advisor and counsel, including counsel to the Independent Trustees, to discuss risk management issues.

Trustee Qualifications

This section discusses, for each Trustee, the experience, qualifications, attributes or skills that led to the conclusion that the person should serve as a Trustee. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws or for any other purpose under state or federal law.

John A. Blaisdell — Through his experience as a senior executive of financial organizations, Mr. Blaisdell contributes his experience in the investment management industry to the Board. The Board also benefits from his experience as a member of the board of other funds.

Karin B. Bonding, CFA — Through her role as a teacher and her insights on financial markets, Ms. Bonding contributes her experience in marketing to the Board. The Board also benefits from her experience as a member of the board of other funds.

Jonathan P. Carroll — Through his experience as the executive of business enterprises, Mr. Carroll contributes experience in overseeing financial and investment organizations to the Board. The Board also benefits from his experience as a member of the board of other funds.

55

Dr. Bernard A. Harris — Through his experience as a senior officer of and board member of financial and other organizations, Dr. Harris contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies.

Richard C. Johnson — Through his experience as an attorney, Mr. Johnson contributes his insight and management experience to the Board. The Board also benefits from his experience as a member of the board of other funds.

G. Edward Powell — Through his experience as a senior executive and accountant, Mr. Powell contributes his accounting and management experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies.

Jeremy L. Radcliffe — Through his experience as a senior executive of financial organizations, Mr. Radcliffe contributes his experience in the investment industry to the Board.

Scott E. Schwinger — Through his experience as a senior executive and financial officer of financial and business enterprises, Mr. Schwinger contributes his financial and management experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies.

Committees

Audit Committee

The Board has formed an Audit Committee that is responsible for meeting with each Fund’s independent registered public accounting firm, the Administrator, and the Trust’s officers (including the CCO) to review financial statements, accounting reports, accounting issues and matters relating to compliance with the federal securities laws. The Audit Committee reports significant issues to the Board and makes recommendations regarding the selection, retention, or termination of each Fund’s independent registered public accounting firm, evaluates its independence, reviews its fees, and pre-approves any non-audit services rendered to each Fund or Advisor. The Committee also meets at least annually with the CCO without the presence of management to discuss issues arising under each Fund’s compliance program. Messrs. Carroll, Harris, Powell and Schwinger, each an Independent Trustee, constitute the Audit Committee. The Audit Committee met four times during the fiscal period ending December 31, 2014.

56

Nominating Committee

The Board has formed a Nominating Committee that recommends nominations for Independent Trustee membership on the Board. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as Independent Trustee, as well as their independence from the Advisors and other principal service providers. The Committee meets as necessary to identify and evaluate nominees for Trustee and to make its recommendations to the Board. The Nominating Committee is composed of all the Independent Trustees.

While the Nominating Committee is solely responsible for the selection and nomination of potential Independent Trustee candidates to serve on the Board, the Nominating Committee may consider and evaluate nominations properly submitted by shareholders of the Trust. Nominations proposed by shareholders will be properly submitted for consideration by the Committee only if a Shareholder submits a nomination in accordance with the procedures set forth in the charter of the Nominating Committee. It is in the Nominating Committee’s sole discretion whether to seek corrections of a deficient submission or to exclude a nominee from consideration. The Nominating Committee did not meet during the fiscal period ending December 31, 2014.

Compliance Committee

The Board has formed a Compliance Committee that is responsible for meeting with the Trust’s CCO to review matters relating to compliance with the federal securities laws. The Committee meets at least annually with the CCO without the presence of management to discuss issues arising, among other things, under each Fund’s compliance program and operations. Messrs. Carroll, Johnson and Powell, each an Independent Trustee, constitute the Compliance Committee. The Compliance Committee met routinely with the CCO during the fiscal period ending December 31, 2014.

Valuation Committee

The Board has formed a Valuation Committee that is responsible for overseeing each Fund’s valuation policy, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Advisor’s Valuation Committee (as defined below) of each Fund’s valuation policy and procedures. Ms. Bonding and Messrs. Harris, Johnson and Schwinger constitute the Board Valuation Committee. The Valuation Committee met four times during the fiscal period ending December 31, 2014.

In addition, the Board, for each Fund, has authorized the establishment of and delegation to an Advisor’s Valuation Committee, consisting of Messrs. Blaisdell and Radcliffe, and additional officers of the Trust and representatives of the Funds’ respective Advisors to serve as the Advisor’s Valuation Committee. The Advisor’s Valuation Committee is not a Board committee. The Advisor’s Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review each Fund’s valuation determinations, and any information provided to the Advisor’s Valuation Committee by a Fund’s Advisor or the Administrator. The Advisor’s Valuation Committee has been assigned to act in accordance with each Fund’s valuation procedures as approved by the Board and to report to the Board and the Board Valuation Committee. Changes in its membership are subject to Board notification. The Board Valuation Committee members are encouraged to attend Advisor Valuation Committee meetings and the Board Valuation Committee reviews matters arising from the Advisor’s Valuation Committee’s considerations.

Other Committee Information

In addition, each Advisor has established an Investment Committee, which is not a Board committee. The Investment Committee considers investment management policies and strategies, investment performance, risk management techniques, and securities trading practices and reports areas of concern to the Board.

All actions taken by a committee of the Board are recorded and/or reported to the full Board at its next meeting following such actions.

57

Trustees’ Holdings

The dollar range of equity securities of the Funds owned by each Trustee is set forth below (1)

Name of Trustee	Dollar Range of Equity Securities in the Funds as of December 31, 2014 (1)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in the Fund Complex as of December 31, 2014 (1)
Independent Trustees
Karin B. Bonding	None	$10,001 to $50,000
Jonathan P. Carroll	None	None
Dr. Bernard A. Harris	None	None
Richard C. Johnson	None	None
G. Edward Powell	None	None
Scott E. Schwinger	None	Over $100,000
Trustees who are “Interested Persons”
John A. Blaisdell	None	$10,001 to 50,000
Jeremy L. Radcliffe	None	Over $100,000

(1)	The dollar ranges of equity securities reflected in the table above are as follows: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; or over $100,000.

The total of equity securities of the Funds held directly or indirectly by all Trustees, Officers and members of any advisory board is less than 1% as of April 1, 2015.

Independent Trustee Ownership of Securities

As of December 31, 2014, the Independent Trustees (and their respective immediate family members) did not beneficially own securities of the Advisors or an entity controlling, controlled by or under common control with the Advisors (not including registered investment companies).

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The following shareholders owned, as of record or beneficially, 5% or more of a share class of the indicated Fund’s shares as of April 13, 2015. A shareholder who owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. A control person’s vote could have more significant effect on matters presented to shareholders for approval then the vote of other Fund shareholders.

58

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
SALIENT RISK PARITY FUND—Class A
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	36.67%
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	26.18%
STIFEL, NICOLAUS & COMPANY, INCORPORATED 501 NORTH BROADWAY SAINT LOUIS MO 63102	18.37%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	11.19%
SALIENT MLP ENERGY & INFRASTRUCTURE FUND II—Class A
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	37.45%
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 10577-2530	24.53%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	13.13%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	9.42%

59

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
SALIENT ALTERNATIVE BETA FUND—Class A
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	42.69%
SALIENT ADVISORS L P 4265 SAN FELIPE SUITE 800 ATTN ANJALI AGARWAL HOUSTON TX 77027	38.26%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	19.05%
SALIENT TREND FUND—Class A
TD AMERITRADE CLEARING, INC. 1005 NORTH AMERITRADE PLACE BELLEVUE NE 68005	37.78%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	33.58%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	14.95%
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	8.18%
SALIENT GLOBAL EQUITY FUND—Class A
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 10577-2530	91.66%
SALIENT MLP FUND—Class A
RBC CAPITAL MARKETS LLC 60 SOUTH SIX STREET P08 MINNEAPOLIS MN 55402-4400	39.76%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	33.48%
PERSHING LLC ONE PERSHING PLAZA JERSEY CITY NJ 07399	19.95%
SALIENT BROADMARK TACTICAL PLUS FUND—Class A
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	99.85%

60

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
SALIENT RISK PARITY FUND—Class C
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	52.10%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	25.37%
STIFEL, NICOLAUS & COMPANY, INCORPORATED 501 NORTH BROADWAY SAINT LOUIS MO 63102	13.81%
ROBERT W. BAIRD & CO. INCORPORATED 777 E. WISCONSIN AVENUE FLOOR 22 MILWAUKEE WI 53202	6.77%
SALIENT MLP ENERGY & INFRASTRUCTURE FUND II—Class C
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 10577-2530	48.10%
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	42.56%
SALIENT ALTERNATIVE BETA FUND—Class C
MATTHEW S BIETY WENDY J BIETY JTWROS 1321 W WINNEMAC AVE APT 1W CHICAGO IL 60640-2957	54.43%
PERSHING LLC ONE PERSHING PLAZA JERSEY CITY NJ 07399	21.52%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	15.71%
SALIENT ADVISORS L P 4265 SAN FELIPE SUITE 800 ATTN ANJALI AGARWAL HOUSTON TX 77027	8.34%
SALIENT TREND FUND—Class C
STIFEL, NICOLAUS & COMPANY, INCORPORATED 501 NORTH BROADWAY SAINT LOUIS MO 63102	55.48%

61

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	32.83%
RBC CAPITAL MARKETS LLC 60 SOUTH SIX STREET P08 MINNEAPOLIS MN 55402-4400	5.38%
SALIENT GLOBAL EQUITY FUND—Class C
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 10577-2530	52.55%
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	42.88%
SALIENT MLP FUND—Class C
RBC CAPITAL MARKETS LLC 60 SOUTH SIX STREET P08 MINNEAPOLIS MN 55402-4400	87.32%
SALIENT BROADMARK TACTICAL PLUS FUND—Class C
LPL FINANCIAL CORPORATION 75 STATE STREET, 24TH FLOOR BOSTON MA 02109	59.66%
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	32.90%
SALIENT ADVISORS L P 4265 SAN FELIPE SUITE 800 ATTN ANJALI AGARWAL HOUSTON TX 77027	7.43%
SALIENT RISK PARITY FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	53.66%
RELIANCE TRUST CO CUSTODIAN FBO SALIENT C/R PO BOX 48529 ATLANTA GA 30362	28.47%
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	12.53%

62

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
SALIENT MLP ENERGY & INFRASTRUCTURE FUND II—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	21.89%
MORGAN STANLEY SMITH BARNEY LLC 2000 WESTCHESTER AVE LD PURCHASE NY 10577-2530	19.68%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	19.49%
UBS FINANCIAL SERVICES INC. C/O CENTRAL DEPOSIT/MUTUAL FUNDS 1000 HARBOR BLVD 7TH FL WEEHAWKEN NJ 07086-6727	18.56%
PERSHING LLC ONE PERSHING PLAZA JERSEY CITY NJ 07399	12.22%
SALIENT ALTERNATIVE BETA FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	57.84%
RELIANCE TRUST CO CUSTODIAN FBO SALIENT C/R PO BOX 48529 ATLANTA GA 30362	14.12%
STATE STREET BANK TRUSTEE FBO BIVIUM CAPITAL PARTNERS 44 MONTGOMERY ST STE 4250 ATTN DOUGH PALENCHAR SAN FRANCISCO CA 94104-4825	12.94%
SALIENT ADVISORS L P 4265 SAN FELIPE SUITE 800 ATTN ANJALI AGARWAL HOUSTON TX 77027	12.61%
SALIENT TREND FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	76.53%
RELIANCE TRUST CO CUSTODIAN FBO SALIENT C/R PO BOX 48529 ATLANTA GA 30362	13.68%

63

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
SALIENT GLOBAL EQUITY FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	73.16%
RELIANCE TRUST CO CUSTODIAN FBO SALIENT C/R PO BOX 48529 ATLANTA GA 30362	23.43%
SALIENT MLP FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	87.91%
RBC CAPITAL MARKETS LLC 60 SOUTH SIX STREET P08 MINNEAPOLIS MN 55402-4400	11.35%
SALIENT BROADMARK TACTICAL PLUS FUND—Class I
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	68.70%
UMBSC CO FBO VERTICAL CAPITAL DEFINED RISK F PO BOX 419260 KANSAS CITY MO 64141	31.14%
SALIENT BROADMARK TACTICAL PLUS FUND—Class F
NATIONAL FINANCIAL SERVICES LLC NEWPORT OFFICE CENTER III 5TH FLOOR 499 WASHINGTON BOULEVARD JERSEY CITY NJ 07310	79.65%
CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO CA 94104	16.62%

Compensation for Trustees

The Funds’ Independent Trustees are paid annual compensation for service on the Board and its Committees in an aggregate annual amount of approximately $60,000 each. The Lead Independent Trustee receives an additional annual fee of $5,000. Annual aggregate compensation per Trustee consists of a $35,000 retainer fee, Board meeting fees of $20,000 representing quarterly meetings, and additional committee chair and membership fees and telephonic meeting and informal meeting fees. Such compensation may vary depending on number of meetings held throughout a year or committee service. There are currently six Independent Trustees. In the interest of recruiting and retaining Independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, the Trust reimburses each Independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Trust receive no compensation in such role.

64

The following table sets forth compensation paid to the Independent Trustees and officers during the Trust’s last fiscal year. The Funds have no retirement or pension plans.

Name of Trustee or Officer	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Karen B. Bonding	$41,605	$73,377
Jonathan P. Carroll	$38,605	$65,126
Dr. Bernard A. Harris, Jr.	$38,416	$76,001
Richard C. Johnson	$42,355	$71,876
G. Edward Powell	$42,355	$71,876
Scott E. Schwinger	$45,916	$72,251

65

PORTFOLIO MANAGERS

Other Accounts Managed by Portfolio Managers

The following table reflects information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), the information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below is the chart of each portfolio manager’s investments in the Fund he or she manages.

Information is shown as of December 31, 2014. Asset amounts have been rounded.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Lee Partridge	11	$2,306	20	$1,426	4,301	$15,130
Roberto M. Croce	0	$0	4	$459	0	$0
Gregory A. Reid	1	$639	6	$1,037	4,300	$5,900
Frank “Ted” Gardner III	1	$639	6	$1,037	4,300	$5,900
William K. Enszer	8	$1,616	6	$0	0	$0
Ajay Mehra	1	$65	0	$0	19	$98
Christopher J. Guptill	3	$920	3	$34	12	$737

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

The following table reflects information regarding accounts other than the Funds for which each portfolio manager to the Funds has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance. Information is shown as of December 31, 2014. Asset amounts have been rounded.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Lee Partridge	0	$0	3	$478	3	$10,591
Roberto M. Croce	0	$0	1	$51	0	$0
Gregory A. Reid	0	$0	2	$427	2	$88
Frank “Ted” Gardner III	0	$0	2	$427	2	$88

66

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
William K. Enszer	0	$0	0	$0	0	$0
Ajay Mehra	0	$0	0	$0	0	$0
Christopher J. Guptill	0	$0	3	$34	2	$3

67

Ownership of Fund Shares

The dollar range of equity securities beneficially owned by the Funds’ portfolio managers in the Funds they managed as of December 31, 2014. Asset amounts have been rounded.

Portfolio Manager	Fund	Dollar range of equity securities beneficially
Lee Partridge	Salient Risk Parity Fund	$250,001 - $500,000
	Salient MLP & Energy Infrastructure Fund II	$10,001 - $50,000
	Salient Alternative Beta Fund	$10,001 - $50,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	$10,001 - $50,000
	Salient MLP Fund	None
Roberto M. Croce	Salient Risk Parity Fund	$10,001 - $50,000
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	$10,001 - $50,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	None
	Salient MLP Fund	None
Gregory A. Reid	Salient Risk Parity Fund	$100,001 - $250,000
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	None
	Salient Trend Fund	None
	Salient Global Equity Fund	None
	Salient MLP Fund	None
Frank T. Gardner III	Salient Risk Parity Fund	None
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	None
	Salient Trend Fund	None
	Salient Global Equity Fund	None
	Salient MLP Fund	None
William K. Enszer	Salient Risk Parity Fund	$100,001 - $250,000
	Salient MLP & Energy Infrastructure Fund II	$10,001 - $50,000
	Salient Alternative Beta Fund	$1 - $10,000
	Salient Trend Fund	$10,001 - $50,000
	Salient Global Equity Fund	None
	Salient MLP Fund	None
Ajay Mehra	Salient Risk Parity Fund	None
	Salient MLP & Energy Infrastructure Fund II	None
	Salient Alternative Beta Fund	None
	Salient Trend Fund	None
	Salient Global Equity Fund	$10,001 - $50,000
	Salient MLP Fund	None
Christopher J. Guptill	Salient Broadmark Tactical Plus Fund	$10,001 - $50,000

Compensation of the Portfolio Managers

Mr. Partridge indirectly owns equity interests in the Advisors. As it relates to each Fund, Mr. Partridge receives all of his compensation based on the size of the Fund and the management and advisory fees charged thereon. Accordingly, he believes that a significant driver of his compensation is the performance of each Fund, which has a significant bearing on the ability to raise additional assets. Mr. Partridge also owns, indirectly, equity in the general partner and advisor of other fund complexes for which he is compensated based on the size of the Fund for the fund Complexes. In addition, Mr. Partridge is a partner and principal executive officer of each Advisor and related affiliated subsidiaries (collectively, the “Salient Group”), which pays him a base salary (but no bonus) and is obligated to make

68

distributions of profits to him, as well as the other partners, on an annual basis. Mr. Partridge, among others, is responsible for the investment processes and management of the Salient Group. Mr. Partridge believes that to the extent that he is successful in his investment endeavors, the greater the number of assets over time and the more significant his compensation will be from the Salient Group.

Dr. Croce and Mr. Enszer are each compensated by Salient in the form of a fixed salary and a discretionary bonus. The bonus paid to Dr. Croce and Mr. Enszer for any year may be tied, in part, to the performance of the Funds or any other Salient funds or accounts during such year, as well as a variety of other factors, including execution of managerial responsibilities, the financial performance of Salient Advisors and the financial performance of Salient as the parent company of the Advisor.

Gregory A. Reid, Frank “Ted” Gardner and Ajay Mehra are compensated by Salient through distributions in respect of profits interests in Salient, based on the amount of assets that they manage (including, with respect to Messrs. Reid and Gardner, the Salient MLP & Energy Infrastructure Fund II and with respect to Mr. Mehra, the Salient Global Equity Fund). Pursuant to such profits interests, Messrs. Reid, Gardner and Mehra receive a portion of the advisory fees and any performance based incentive allocations applicable to those accounts. Furthermore, Mr. Partridge, who is Salient’s Chief Investment Officer, and who oversees risk management for the Salient MLP & Energy Infrastructure Fund II and Salient Global Equity Fund, also has a profits interest in Salient, pursuant to which he receives a portion of the advisory fees and any performance based incentive allocations applicable to certain accounts that he manages (including the Salient MLP & Energy Infrastructure Fund II and Salient Global Equity Fund). With respect to certain accounts, such profits interests are based in part on the performance of those accounts. Some of the other accounts managed by Messrs. Gardner, Reid, Croce, Partridge, Enszer and Mehra may have investment strategies that are similar to the Funds’. However, Salient manages potential conflicts of interest by allocating investment opportunities in accordance with its allocation policies and procedures.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of the Sub-Advisor, in which he has significant ownership.

Conflicts of Interest of the Advisor

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the respective Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. Other accounts might have similar investment objectives or strategies as a Fund, track the same index that a Fund tracks or otherwise hold, purchase, or sell securities and other investments that are eligible to be held, purchased or sold by a Fund. Other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Funds. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of each Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts. On occasion, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there could be limited opportunity to sell an investment held by the Fund and other accounts. Each Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. However, there is a risk that a conflict of interest may occur when allocating investment opportunities and that the conflict may not be resolved in favor of a Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which advisory fees are based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he believes might be the most profitable to such other accounts instead of allocating them to a Fund.

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

Investment Management Agreements

Under a separate investment management agreement (“Investment Management Agreement”), subject to the general supervision of the Board and in accordance with the investment objective, policies, and restrictions of each Fund, each Advisor provides the respective Fund with ongoing investment guidance, policy direction and monitoring.

Each Investment Management Agreement provides that respective Advisor (or its delegate) will, subject to the Board’s oversight, provide investment advice consistent with the respective Fund’s investment objective and policies; buy, retain and sell the Fund’s portfolio investments; select brokers or dealers to execute transactions; prepare and make available to the Fund all necessary research and statistical data; maintain or cause to be maintained all required books, records, and reports, and other information not maintained or furnished by another service provider of the Fund; and all other services required in connection with management of the Fund. Each Advisor may, subject to Board approval and oversight, enter into a sub-advisory agreement, pursuant to which a sub-advisor would

69

provide day-to-day investment management services with respect to such portions of a Fund’s assets as the Advisor in its discretion may determine from time to time. Provided that a Fund obtains the appropriate exemptive relief from the SEC, the Fund or its Advisor may enter into such sub-advisory arrangements with sub-advisors without first obtaining the approval of the Fund’s shareholders.

With respect to the Salient Broadmark Tactical Plus Fund, Salient Advisors also is responsible for overseeing the Sub-Advisor’s management the Fund’s assets. Among other things, the Advisor negotiates the sub-advisory agreement and monitors management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. The Advisor monitors the Sub-Advisor on a routine basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Sub-Advisor pursuant to the sub-advisory agreement. Advisor personnel periodically visit the Sub-Advisor to perform due diligence on the Sub-Advisor business operations, regulatory compliance and advisory services, and the Advisor reports the results of its visits to the Board.

The Advisor performs additional services under the terms of the Investment Management Agreement, including but not limited to: (i) providing compliance and risk monitoring services to the Fund; (i) reviewing and reporting to the Board on the performance of the Sub-Advisor, (iii) providing office space and all necessary office facilities and equipment to perform its duties under the Investment Management Agreement, (iv) permitting individuals who are principals, officers or employees of the Advisor to serve as a trustee or officer of the Fund without cost to the Fund, (v) furnishing any personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (vi) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Board may reasonably request or as the Advisor deems helpful to the Board. With the approval of the Board, the Advisor may elect to manage the Fund’s investments directly and determine the composition of the assets of the Fund.

Salient Risk Parity Fund, Salient MLP & Energy Infrastructure Fund II. The Investment Management Agreements became effective as of June 19, 2012 with respect to Salient Risk Parity Fund and Salient MLP & Energy Infrastructure Fund II, and each Investment Management Agreement was most recently reapproved January 21, 2015 and remains in effect until January 31, 2016.

Salient Alternative Beta Fund, Salient Trend Fund, Salient Global Equity Fund. The Investment Management Agreements became effective as of November 19, 2012 with respect to Salient Alternative Beta Fund, Salient Trend Fund and Salient Global Equity Fund, and each Investment Management Agreement was most recently reapproved January 21, 2015 and remains in effect until January 31, 2016.

Salient MLP Fund. The Investment Management Agreement became effective as of January 29, 2014 with respect to Salient MLP Fund and remains in effect for an initial term until January 31, 2016.

Salient Broadmark Tactical Plus Fund. The Investment Management Agreement became effective as of July 15, 2014 and remains in effect for an initial term until January 31, 2016. One of the controlling owners of the Sub-Advisor has agreed to a transaction in which it will undergo a change in control, which will in turn result in a change of control of the Sub-Advisor. Such a change of control will result in a need to hold a shareholder meeting for shareholders of Salient Broadmark Tactical Plus Fund (“Salient Broadmark”) to consider approval of a new sub-advisory agreement with the Sub-Advisor. Salient, which is the parent of the Advisor, has signed a definitive agreement to acquire Forward Management, LLC (“Forward”) (the “Transaction”). The Transaction is subject to certain conditions to closing, including various required approvals and, as is customary for these types of transactions, may be delayed or even terminated due to unforeseen circumstances. Forward is deemed to own a “control” interest in the Sub-Advisor. If completed, the Transaction will result in a change of control of the Sub-Advisor and the “assignment” of, and therefore the termination of, the Sub-Advisor’s current sub-advisory agreement. The Board has considered and approved a new investment sub-advisory agreement between the Sub-Advisor and Salient Broadmark, as well as the submission of a proposal to Salient Broadmark’s shareholders to approve the new investment sub-advisory agreement. A special meeting of Salient Broadmark’s shareholders will be held to consider the proposal. The Advisor expects that, subject to obtaining the necessary approvals, the Sub-Advisor will continue to act as the investment sub-advisor of Salient Broadmark as an indirect subsidiary of Salient. The proposal to shareholders of Salient Broadmark is outstanding as of the time of this Statement of Additional Information.

After the initial term, each Investment Management Agreement continues in effect from year to year thereafter, but only so long as the continuance of such agreement is specifically approved at least annually by the affirmative vote of: (i) a majority of the Trustees who are not parties to the Investment Management Agreement or interested persons of any party to the Investment Management Agreement, or of any entity regularly furnishing investment advisory services with respect to the applicable Fund pursuant to an agreement with any party to the Investment Management Agreement, cast in person at a meeting called for the purpose of voting on such approval; and (ii) a majority of the applicable Fund’s Trustees or the holders of a majority of the outstanding voting securities of the Fund.

A discussion regarding the basis for the Board’s approval of the investment management agreement for each of the Funds (except Salient Broadmark Tactical Plus Fund) will be available in the Funds’ June 30, 2015 semi-annual report to shareholders. A discussion regarding the basis for the Board’s approval of the investment management agreement for the Salient Broadmark Tactical Plus Fund is available in the Funds’ December 31, 2014 annual report to shareholders.

70

The Investment Management Agreements are terminable at any time without penalty upon 60 days’ written notice by the Board, by vote of holders of a majority of the outstanding voting securities of the applicable Fund, or by the Fund’s Advisor. The Investment Management Agreements will terminate automatically with respect to each Fund in the event of its assignment, as defined in the 1940 Act, provided that an assignment to a corporate successor to all or substantially all of an Advisor’s business or to a wholly-owned subsidiary of such corporate successor which does not result in a change of actual control or management of the Advisor’s business will not be deemed to be an assignment for the purposes of the Investment Management Agreements. A sub-advisory agreement would terminate upon the termination of the Investment Management Agreement.

Each Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the applicable Fund, the Fund’s Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. Each Investment Management Agreement also provides for indemnification by each Fund, to the fullest extent permitted by law, of its Advisor or any partner, director, officer or employee of the Advisor, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund.

Securities held by each Fund also may be held by other funds in the Fund Complex or investment advisory clients for which each Fund’s Advisor, the Sub-Advisor or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by a Fund’s Advisor or the Sub-Advisor for the Fund or for other funds or clients for which the Advisor or the Sub-Advisor renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of a Fund’s Advisor or the Sub-Advisor or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

For the periods indicated below, the Funds paid the following aggregate advisory fees to their respective Advisor:

Fund	Fiscal Year Ended December 31, 2014(a)		Fiscal Year Ended December 31, 2013(a)		Fiscal Year Ended December 31, 2012(a)
Salient Risk Parity Fund	$918,223		$1,087,210		$415,403	(b)
Salient MLP & Energy Infrastructure Fund II	$10,198,598		$2,237,882		$48,419	(c)
Salient Alternative Beta Fund	$267,731		$300,785	(d)	N/A
Salient Trend Fund	$459,242		$504,308	(e)	N/A
Salient Global Equity Fund	$863,865		$620,420	(f)	N/A
Salient MLP Fund	$127,716	(g)	N/A		N/A
Salient Broadmark Tactical Plus Fund	$27,856	(h)	N/A		N/A

(a)	Expense does not include deductions for waivers.
(b)	For the period July 9, 2012 (commencement of operations) through December 31, 2012.
(c)	For the period September 19, 2012 (commencement of operations) through December 31, 2012.
(d)	For the period February 28, 2013 (commencement of operations) through December 31, 2013.
(e)	For the period January 2, 2013 (commencement of operations) through December 31, 2013.
(f)	For the period January 3, 2013 (commencement of operations) through December 31, 2013.

71

(g)	For the period April 2, 2014 (commencement of operations) through December 31, 2014.
(h)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

The Sub-Advisory Agreement

Broadmark Asset Management LLC (“Broadmark” or the “Sub-Advisor”) serves as sub-advisor to the Salient Broadmark Tactical Plus Fund.

Under the terms of the current sub-advisory agreement (the “Sub-Advisory Agreement”) between Salient Advisors and Broadmark, the Sub-Advisor manages the investment and reinvestment of the assets of the Fund, subject to the supervision of the Board and the Advisor. The Sub-Advisor formulates a continuous investment program for the Fund consistent with its investment objectives and policies outlined in the prospectus and this SAI. The Sub-Advisor implements such programs by purchases and sales of securities and other investments and regularly reports to the Advisor and the Board with respect to the implementation of such programs. The Sub-Advisor, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the Fund. Additional information about the Fund’s portfolio manager, including other accounts managed, ownership of Salient Broadmark Tactical Plus Fund shares, and compensation structure, can be found under “Portfolio Managers” in this SAI.

The Sub-Advisory Agreement will initially continue in effect as to the Fund for an initial period of no more than two years and thereafter if such continuance is specifically approved at least annually either: (a) by the Trustees; or (b) by the vote of a majority of the outstanding voting securities of the Fund. In either event, such continuance also shall be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreement.

The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreement, and also to the Fund. The following parties may terminate the Sub-Advisory Agreement: the Board; a majority of the outstanding voting securities of the Fund; the Advisor; or the Sub-Advisor.

The Sub-Advisory Agreement will automatically terminate in the event of its assignment. As noted above, the Transaction, if completed, will result in a change of control of the Sub-Advisor and the “assignment” of, and therefore the termination of, the Sub-Advisor’s current Sub-Advisory Agreement. The Board has considered and approved a new investment sub-advisory agreement between the Sub-Advisor and the Fund, as well as the submission of a proposal to the Fund’s shareholders to approve the new investment sub-advisory agreement. A special meeting of the Fund’s shareholders will be held to consider the proposal, and the proposal to shareholders of Salient Broadmark is outstanding as of the time of this Statement of Additional Information.

The Sub-Advisory Agreement may be amended by the parties to the agreement, provided that the amendment is approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Independent Trustees.

For the fiscal period December 15, 2014 (Commencement of operations) through December 31, 2014, the Salient Broadmark Tactical Plus Fund paid sub-advisory fees of $9,979. The sub-advisory fee is 0.725% for the Salient Broadmark Tactical Plus Fund.

Broadmark Business Arrangement

In connection with the reorganization of Broadmark Tactical into the Salient Broadmark Tactical Plus Fund, Salient and Broadmark have entered into an overall business arrangement under which Broadmark and certain of its principals have agreed not to act as investment adviser or sub-adviser to, or otherwise be involved in providing investment management services to, another registered investment company (as well as certain other accounts) that utilizes, on a stand-alone basis, a substantially similar strategy to that of the Salient Broadmark Tactical Plus Fund for a certain period of time. As part of this arrangement, Salient has agreed that, under certain circumstances, it (and not the Salient Broadmark Tactical Plus Fund) will pay to Broadmark a specified amount if the Sub-Advisory Agreement for the Salient Broadmark Tactical Plus Fund is terminated after the closing of the reorganization. Although the Board of Trustees has been informed of these arrangements, the Fund is not a party to these arrangements, and they are not binding upon the Salient Broadmark Tactical Plus Fund or the Fund’s Board of Trustees. These arrangements present certain conflicts of interest, however, because Salient has a financial incentive to support the continuation of the Sub-Advisory Agreement for as long as these arrangements remain in effect. In approving the Salient Broadmark Tactical Plus Fund’s Investment Management and Sub-Advisory Agreements, the Fund’s Board, including the Independent Trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of Salient to Broadmark.

72

Expense Limitation Agreements

•	Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund. Under the respective Expense Limitation Agreements, each respective Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each Fund to the extent necessary to maintain each Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, expenses associated with a Fund’s investments in its respective wholly-owned subsidiary, litigation and extraordinary expenses. Each Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the respective Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•	Salient Global Equity Fund. Under the Expense Limitation Agreement, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.85% for Class A, 2.60% for Class C, and 1.60% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•	Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund. Under the Expense Limitation Agreement, Salient Capital has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.55% for Class A, 2.30% for Class C, and 1.30% for Class I shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement expires on July 31, 2016, unless renewed by mutual agreement of the Fund and its Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

•	Salient Broadmark Tactical Plus Fund. Under the Expense Limitation Agreement, Salient Advisors has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 2.05% for Class A, 2.80% for Class C, 1.80% for Class I, and 1.49% for Class F shares, excluding certain expenses, such as taxes, brokerage commissions, interest and borrowing expense, short dividend expense, any acquired fund fees and expenses, litigation and extraordinary expenses. The Expense Limitation Agreement for Class F shares expires on the third anniversary of the closing of the reorganization of Broadmark Tactical into the Fund (the “Reorganization”) and the Expense Limitation Agreement for Class A, Class C, and Class I shares expires on July 31, 2016, unless renewed by agreement of the Fund and the Advisor based upon a determination doing so would be appropriate under the prevailing circumstances.

Each Fund’s Advisor is permitted to recover from each of its respective Funds expenses attributable to the Fund or a Class thereof that the Advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, a Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which its Advisor waived a fee or reimbursed an expense. Any such recovery by an Advisor will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Administration Agreement

Citi Fund Services Ohio, Inc. serves as the Administrator of the Funds and has the responsibility for providing administrative services and for assisting the Funds with its operational needs, pursuant to the Administration Agreement. In consideration for administrative, accounting, and recordkeeping services, the Administration Agreement provides that each Fund will pay the Administrator a monthly “trust level” administration fee (“Administration Fee”) based on the Fund’s proportional share of the Trust’s month-end aggregate net assets. The Administration Agreement also provides for certain other annual fees, such as fees for additional investment managers. In addition, the Administrator is entitled to reimbursement of certain expenses. Per the Administration Agreement, the Salient Broadmark Tactical Plus Fund will not be charged Administration Fees during the first four months of the Fund’s existence.

The Administrator also may provide the Funds with legal, compliance, and other investor-related services for an additional cost.

Under the Administration Agreement, the Administrator is responsible for, among other things: (1) providing the Funds with certain administrative, clerical, recordkeeping and bookkeeping services; (2) assisting in supervising the entities retained by the Funds, if any, to provide transfer agency services, services related to the payment of distributions, and accounting services; (3) computing the NAV of each class of the Funds; (4)

73

preparing accounting information, or overseeing the preparation of, monthly, quarterly, semi-annual and annual financial statements of the Funds, quarterly reports of the operations of the Funds and maintaining information to facilitate the preparation of annual tax returns; (5) supervising regulatory compliance matters and assisting in the preparation of certain regulatory filings; and (6) performing additional services, as agreed upon, in connection with the administration of the Funds. Subject to approval of the Board, the Administrator may from time to time delegate its responsibilities under the Administration Agreement to one or more parties selected by the Administrator.

For the periods indicated below, the Administrator received administration fees in the following amounts from each of the Funds:

Fund	Fiscal Year Ended December 31, 2014		Fiscal Year Ended December 31, 2013		Fiscal Year Ended December 31, 2012
Salient Risk Parity Fund	$95,062		$137,000		$16,394	(a)
Salient MLP & Energy Infrastructure Fund II	$694,103		$298,588		$5,418	(b)
Salient Alternative Beta Fund	$46,151		$27,112	(c)	N/A
Salient Trend Fund	$108,348		$47,885	(d)	N/A
Salient Global Equity Fund	$49,302		$28,372	(e)	N/A
Salient MLP Fund	$4,885	(f)	N/A		N/A
Salient Broadmark Tactical Plus Fund	$5,234	(g)	N/A		N/A

(a)	For the period July 9, 2012 (commencement of operations) through December 31, 2012.
(b)	For the period September 19, 2012 (commencement of operations) through December 31, 2012.
(c)	For the period February 28, 2013 (commencement of operations) through December 31, 2013.
(d)	For the period January 2, 2013 (commencement of operations) through December 31, 2013.
(e)	For the period January 3, 2013 (commencement of operations) through December 31, 2013.
(f)	For the period April 2, 2014 (commencement of operations) through December 31, 2014.
(g)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

Proxy Voting

Each Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to its Advisor, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests.

Each Advisor has adopted its own proxy voting policies and procedures for this purpose. A summary of these policies and procedures is included as Appendix A to this SAI. As a general principle, the Advisors will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. If it is determined that a proxy presents a material conflict of interest, then the affected Fund’s Advisor shall vote the proxy in accordance with the recommendations of Institutional Shareholder Services (“ISS”) or another nationally recognized party, if available, or, if ISS or such party has disclosed that it has a conflict of interest with the vote, another independent third party.

Each Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Each Fund’s Form N-PX filing for the period ended June 30 of each year will be available: (i) without charge, upon request, by calling 1-866-667-9228, or (ii) by visiting the SEC’s website at www.sec.gov.

DISTRIBUTION AGREEMENTS

Foreside Fund Services, LLC (the “Distributor”), is the distributor (also known as the principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Under the Distribution Agreement with the Trust dated May 31, 2012, as amended, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. During the continuous public offering of shares of the Funds, the Distributor shall use commercially reasonable efforts to distribute the shares of the Funds. The Distributor shall devote its best efforts to distribute shares of the Funds but is not obligated to sell any certain number of shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

74

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries (“Selling Firms”) for distribution of shares of the Funds. With respect to certain Selling Firms and related fund “supermarket” platform arrangements, the Fund and/or the Advisor, rather than the Distributor, typically enter into such agreements. These Selling Firms may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Selling Firms may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund. Investors who purchase Shares through Selling Firms will be subject to the procedures of those Selling Firms through which they purchase Shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Selling Firm through which they purchase shares. Investors purchasing shares of the Fund through Selling Firms should acquaint themselves with their Selling Firm’s procedures and should read the Prospectus in conjunction with any materials and information provided by their Selling Firm. The Selling Firm, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 Plan is effective. Each Advisor pays the Distributor a fee for certain distribution-related expenses.

SERVICE AND RULE 12b-1 AGREEMENTS

The Trust, on behalf of each Fund, has adopted an Administrative Services Plan applicable to Shares sold through certain Selling Firms that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed an annual rate of 0.10%. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Advisor (and/or its affiliates) and the Board oversees any such allocation.

The Board has adopted a Rule 12b-1 Plan with respect to each class of shares of each Fund, as described below in further detail.

Class A and C Shares.

Under each Fund’s Class A Rule 12b-1 Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

Under each Fund’s Class C Rule 12b-1 Plan, the Fund will pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Fund attributable to Class A Shares.

Each Class A and Class C Rule 12b-1 Plan provides that the Distributor may incur expenses for any distribution-related purpose that is primarily intended to result in the sale of shares of the Class A and Class C shares, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Fund’s Advisor) that engage in or support the sale of the Class A and Class C shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Class A and Class C shares. Service fees under each Class A and Class C Rule 12b-1 Plan may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

The Advisor, Distributor or other third party provider may pay for the administration and shareholder servicing of Class A and Class C shareholder accounts, including, but not limited to, responding to inquiries from shareholders or their representatives requesting information regarding matters such as shareholder account or transaction status, net asset value of Class A and Class C Shares, performance, services, plans and options, investment policies, portfolio holdings, and redemptions of shares and distributions and taxation thereof; and dealing with complaints and correspondence of shareholders; including compensation to organizations and employees who service Class A and Class C shareholder accounts, and expenses of such organizations, including overhead and telephone and other communications expenses.

Each Class A and Class C Rule 12b-1 Plan was approved by the Trustees, including a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting on the respective Class A and Class C Rule 12b-1 Plan.

Class I and F Shares.

The Class I Rule 12b-1 Plan for each Fund and the Class F Rule 12b-1 Plan for the Salient Broadmark Tactical Plus Fund is a “no fee” plan, and provides that the Class I and F Shares, as applicable, of the Fund shall not pay to the distributor or third-party provider any fee for providing distribution or shareholder services to the respective Class I and F shareholders.

75

Amounts paid by any class of shares of a Fund will not be used to pay the expenses incurred with respect to any other class of shares of that Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees.

From time to time, a Fund may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each fund in proportion to the relative NAVs of the participating funds.

Each Rule 12b-1 Plan recognizes that each Fund’s Advisor may use its management fee revenue under its Investment Management Agreement with a Fund as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Fund. To the extent that the payment of management fees by a Fund to its Advisor should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by each Rule 12b-1 Plan.

In adopting each Rule 12b-1 Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the respective Fund’s Class A, Class C, Class I and Class F shares, as applicable.

Each Rule 12b-1 Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. Each Class A and Class C Rule 12b-1 Plan provides that it may be terminated without penalty: (a) by a vote of a majority of the Independent Trustees; and (b) by a vote of a majority of the respective Fund’s outstanding Class A or Class C shares, respectively, upon 60 days’ written notice to the Distributor.

Pursuant to each Rule 12b-1 Plan, at least quarterly, any person authorized to direct the disposition of monies paid or payable (if any) by a Fund shall provide the Board and the Board shall review, at least quarterly, a written report of the amounts expended under the Plan and the purpose for which these expenditures were made.

Each Rule 12b-1 Plan further provides that it may not be amended to increase materially the amount of the fees to be paid by a Fund without the approval of a majority of the outstanding securities (as defined in the 1940 Act) of the class of shares of the Fund, which has voting rights with respect to the Plan. Further, each Rule 12b-1 Plan provides that no material amendment to the Plan shall be made unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Trust.

The holders of Class A shares of a Fund have exclusive voting rights with respect to the Fund’s Class A Rule 12b-1 Plan; the holders of Class C shares of a Fund have exclusive voting rights with respect to the Fund’s Class C Rule 12b-1 Plan; the holders of Class I shares of a Fund have exclusive voting rights with respect to the Fund’s Class I Rule 12b-1 Plan; the holders of Class F shares of the Salient Broadmark Tactical Plus Fund have exclusive voting rights with respect to the Fund’s Class F Rule 12b-1 Plan.

The following table shows the amounts of Rule 12b-1 fees paid by each Fund under the Rule 12b-1 Plans during the periods shown below:

Fund	Fiscal Year Ended December 31, 2014		Fiscal Year Ended December 31, 2013		Fiscal Year Ended December 31, 2012
Salient Risk Parity Fund	$29,320		$31,106		$1,117	(a)
Salient MLP & Energy Infrastructure Fund II	$1,509,897		$300,006		$105	(b)
Salient Alternative Beta Fund	$200		$36	(c)	N/A
Salient Trend Fund	$6,245		$1,575	(d)	N/A
Salient Global Equity Fund	$20,888		$6,651	(e)	N/A
Salient MLP Fund	$1,937	(f)	N/A		N/A
Salient Broadmark Tactical Plus Fund	$1	(g)	N/A		N/A

(a)	For the period July 9, 2012 (commencement of operations) through December 31, 2012.
(b)	For the period September 19, 2012 (commencement of operations) through December 31, 2012.
(c)	For the period February 28, 2013 (commencement of operations) through December 31, 2013.
(d)	For the period January 2, 2013 (commencement of operations) through December 31, 2013.
(e)	For the period January 3, 2013 (commencement of operations) through December 31, 2013.

76

(f)	For the period April 2, 2014 (commencement of operations) through December 31, 2014.
(g)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

SALES COMPENSATION

As part of their business strategy, the Funds pay compensation to Selling Firms that sell the shares of the Funds. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of a Fund are: (1) the Rule 12b-1 fees that are applicable to the Fund’s Class C shares being sold and that are paid out of the Fund’s assets; and (2) in the case of Class A shares, sales charges paid by investors. The sales charges and the Rule 12b-1 fees are detailed in the prospectus and under “Distribution Agreements,” “Initial Sales Charge on Class A Shares,” and “Deferred Sales Charge on Class C Shares” in this SAI.

Initial Compensation. Whenever an investor purchases Class A shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.” The Selling Firm also receives the first year’s Rule 12b-1 service fee at that time.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Annual Compensation. For Class C shares of a Fund, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets and the Selling Firm may receive a distribution fee in an amount not to exceed 0.75% of the respective Fund’s average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

Additional Payments to Financial Intermediaries. Shares of each Fund are sold primarily through financial intermediaries, such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Advisor and/or Sub-Advisor may make out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many financial intermediaries that sell shares of a Fund receive one or more types of these cash payments. The categories of payments that the Advisor and/or Sub-Advisor provides to intermediaries are described below. These categories are not mutually exclusive and the Advisor and/or Sub-Advisor may make additional types of revenue sharing payments in the future. The same intermediaries may receive payments under more than one or all categories. These payments assist in the Advisor’s and/or Sub-Advisor’s efforts to promote the sale of the Funds’ shares. The Advisor and/or Sub-Advisor agrees with the intermediary on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all intermediaries receive additional compensation, and the amount of compensation varies. These payments could be significant to an intermediary firm. The Advisor and/or Sub-Advisor determines which intermediaries to support and the extent of the payments it is willing to make. The Advisor generally chooses to compensate intermediaries that have a strong capability to distribute shares of the Funds and that are willing to cooperate with the Advisor’s and/or Sub-Advisor’s promotional efforts. The Advisor and/or Sub-Advisor does not make an independent assessment of the cost of providing such services.

As of December 31, 2014, the following FINRA member firms have arrangements in effect with the Advisor pursuant to which the firm is entitled to revenue sharing payments: Fidelity Brokerage Services LLC; Pershing LLC; UBS Financial Services Inc.; Charles Schwab & Co., Inc.; TD Ameritrade, Inc.; Morgan Stanley & Co., LLC.; and MSCS Financial Services, LLC.

The Advisor also may have revenue sharing arrangements with financial intermediaries that are not members of FINRA.

Sales and Asset Based Payments. The Advisor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Funds. The Advisor hopes to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for each Fund’s Advisor and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Advisor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Advisor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in a Fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor a Fund.

The revenue sharing payments the Advisor makes may be calculated on sales of shares of a Fund (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of a Fund attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of a Fund and Asset-Based Payments primarily create incentives to retain previously sold shares of the Fund in investor accounts. The Advisor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

77

Administrative and Processing Support Payments. The Funds have adopted an Administrative Services Plan applicable to Shares sold through certain Selling Firms that offer so-called mutual fund “supermarkets” to their customers, including retirement plan administrators and investment advisers and other sponsors of advisory “wrap” and similar programs (collectively, “Supermarket Intermediaries”). Under the Administrative Services Plan a Class may pay certain Supermarket Intermediaries for non-distribution related administration and recordkeeping services. Any such payments may be negotiated with Supermarket Intermediaries, must be approved by the Board as not related to distribution and may not exceed an annual rate of 0.10% of each class of a Fund’s net assets, based on net assets held in a Supermarket Intermediary’s platform. Any such payments may be made in conjunction with Rule 12b-1 payments and payments by the Advisor (and/or its affiliates) and the Board oversees any such allocation.

The Advisor also may make payments to certain firms that sell shares of a Fund for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Fund does not pay for these costs directly. The Advisor also may make payments to certain firms that sell shares of a Fund in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Advisor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up a Fund on a firm’s mutual fund trading system.

Other Cash Payments. From time to time, the Advisor may provide, either from Rule 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of a Fund. Such compensation provided by the Advisor may include financial assistance to firms that enable the Advisor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Advisor makes payments for entertainment events it deems appropriate, subject to the Advisor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Advisor and its affiliates may have other relationships with firms relating to the provisions of services to a Fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the Fund. If a firm provides these services, a Fund’s Advisor or the Fund may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with each Fund’s Advisor or its affiliates that are not related to the Funds.

First Year Broker or Other Selling Firm Compensation

	Sales charge (% of offering price)(1)(2)	Sales Charges (% of net amount invested)(1)(2)	Dealer Reallowance as a Percentage of the Offering Price (2)(3)
Class A
Up to $50,000	5.50%	5.82%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
Class C
All amounts	—	—	0.00%
Class I
All amounts	—	—	0.00%

(1)

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is, however, a contingent deferred sales charge (CDSC) of 1.00% on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase. Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A shares. In addition, while Class C shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C shares upon which a finder’s fee has been paid that are sold

78

within one year of purchase. See “Initial Sales Charge on Class A Shares” for discussion on how to qualify for a reduced sales charge. The Advisor may take recent redemptions into account in determining if an investment qualifies as a new investment. Class F shares are held only by those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical with Salient Broadmark Tactical Plus Fund. Only shareholders who acquire Class F shares pursuant to the Reorganization may purchase additional Class F shares through the transfer agent. Accordingly, Class F shares are not shown in the table above.
(2)	Because of rounding in the calculation of the offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
(3)	Distributor retains the balance, if any, and uses it solely for distribution purposes, which may include a dealer reallowance up to the full sales charge.

Contingent deferred sales charge (“CDSC”) revenues may be used to pay Selling Firm commissions when there is no initial sales charge. Please refer to the previous section for a discussion of 12b-1 distribution and service fees.

If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

NET ASSET VALUE

Securities are valued by various methods which are generally described below. As noted in the Prospectus, each Funds portfolio securities also may be fair valued by the respective Advisor’s Valuation Committee in certain instances.

Valuation of Portfolio Securities

Except as noted below, securities held by a Fund may be primarily valued on the basis of market quotations or official closing prices from recognized exchanges. Each Fund’s advisor or administrator, as delegated by the advisor, may use third party pricing vendors to supply the valuations for the publicly traded securities and certain derivative securities in the portfolio:

Exchange-Traded Debt and Equity Securities: Debt and equity securities (including exchange-traded funds (“ETF”) and closed-end investment companies) traded on a recognized exchange or on the Nasdaq National Market Listing are valued using the last sale price on each security’s primary exchange on the valuation date.

Debt and Equity Securities Traded Over-The-Counter: Debt and equity securities traded over-the-counter (“OTC”) (but excluding the Nasdaq National Market Listing) are valued at the last reported sales price on the valuation date. If there are no trades of the security on the valuation date, the price of the security shall generally be the mean of the quotations as provided by two or more market makers (if available). If quotations from market makers are not available, the Advisor’s Valuation Committee will determine the fair value in good faith using information available at such time. Certain short-term debt instruments with maturities of 60 days and shorter may be valued on the basis of amortized cost. If on the valuation date the primary exchange is closed, the prior day price will be used.

Exchange-Traded Options Contracts: Written/purchased option contracts on securities, currencies, indices and other financial instruments traded on one or more exchanges shall be valued on the valuation date at the closing mid of the posted market on the exchange on which the option is listed. If no such bid/ask price is reported by such exchange, such instruments shall be valued at the last reported sales price on the valuation date. If no such sales price is reported, the Advisor’s Valuation Committee will determine the fair value of such options in good faith using publicly available data where possible.

OTC Options: Option contracts on securities, currencies and other financial instruments traded in the OTC market shall generally be valued using the midpoint of the closing bid/offer quotations published by an approved pricing vendor. If a quotation is not available from an approved pricing vendor, the price will be obtained from a broker (typically the counterparty to the option) on the valuation date. If no such bid/ask price is reported, such instruments shall be valued at the last sales price on the valuation date. If no such sales price is reported, the Advisor’s Valuation Committee will determine the fair value of such options in good faith using information that is available at such time.

Futures: Exchange-traded futures are valued at the last trade or settlement price on the primary exchange on which the futures contracts trade. Third party pricing vendors will be used as primary pricing sources for these contracts.

Swaps: Swaps are valued using prices obtained from third party pricing vendors, which are based on standard industry models using publicly available data where available. If prices from third party pricing vendors are not available, the advisor’s investment committee will determine the fair value using industry standard models.

79

Forward Contracts: Forward foreign currency contracts shall be valued at prices supplied by a third party pricing vendor.

Government Obligations: U.S. Government obligations (including U.S. Treasury securities and U.S. Government Agency securities) shall be valued at prices supplied by a third party pricing vendor.

Securities Traded on Foreign Exchanges: A Fund may invest in securities primarily traded in the United States as well as foreign securities markets. The Funds utilize fair value pricing on a daily basis for all securities that are not primarily traded in United States markets because trading in these securities typically is completed at times that can vary from the closing of the NYSE. This fair value pricing process for securities primarily traded on foreign exchanges uses the quotations of third party pricing vendors to value such securities unless the use of another fair valuation methodology is deemed appropriate by the advisor’s investment committee. This policy is designed to help ensure that a Fund’s NAV per share appropriately reflects its investments’ values on the valuation date. If a Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. Foreign currencies, securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates generally determined as of 4:00 p.m. (Eastern standard time).

Private securities with no public market, and other illiquid securities: If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring before the Fund’s pricing time but after the close of the exchange or market on which the security is primarily traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to estimate the fair value of securities to the advisor’s valuation committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees. Further, the advisor may engage third party valuation firms to assist in determining the estimated fair values of such securities.

Fair value pricing of securities is intended to help ensure that a Fund’s NAV reflects the fair value of the Fund’s portfolio securities as of the close of regular trading on the valuation date, thus limiting the opportunity for aggressive traders or market timers to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Investments in unregistered and open-ended investment companies: The fair value of investments in non-registered and open-ended investment companies is based on the NAV of that investment company in conformity with applicable accounting standards, so long as such fund’s NAV is based on fair value reporting of its underlying securities.

POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of the Trust and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Advisors, or the interests of the Fund’s Sub-Advisor, as appropriate, principal underwriter or affiliated persons of its Advisor or principal underwriter. The Trust’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The Trust applies its policy uniformly to all investors, including individual and institutional investors, intermediaries, affiliated persons of a Fund, and to all third party service providers and rating agencies.

Each Fund discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the first and third quarter ends of the Fund’s fiscal year and on Form N-CSR on the second and fourth quarter ends of the Fund’s fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a Fund’s holdings with their annual and semiannual Reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Fund to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Broadridge/Proxy Edge, or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including

80

bankruptcy courts) or regulators with jurisdiction over the Trust, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by the Trust’s CCO or his or her duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: None.

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of the Trust. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board regarding the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of the Trust, the CCO shall refer the conflict to the Board. The Board shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of the Trust’s shareholders.

The receipt of compensation by a Fund, its Advisor (or Sub-Advisor) or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

INITIAL SALES CHARGE ON CLASS A SHARES

Class A shares of the Funds are offered at a price equal to their NAV plus a sales charge. The Funds do not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Advisor such rejection is in the Fund’s best interests.

The sales charges applicable to purchases of Class A shares of the Funds are described in the Prospectus. If shares of a Fund are tendered for redemption or repurchased by the Fund for any reason within seven business days after confirmation of the purchase order for such shares, the full sales load or other concession will be returned to the shareholder and any financial intermediary making such sale forfeits the right to receive any compensation on such shares.

Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of a Fund’s Class A shares, the investor is entitled to accumulate current purchases with the current offering price of the shares of other Salient funds contained in the Salient MF Trust owned by the investor (see “Accumulation Privilege” below).

In order to receive the reduced sales charge, the investor must notify his or her financial adviser and/or the financial adviser must notify the Fund’s transfer agent, SunGard Investor Services, LLC, at the time of purchase of Class A shares, about any other Salient fund contained in the Salient MF Trust owned by the investor, the investor’s spouse and their children under the age of 21 living in the same household (See “Accumulation Privilege” below). This includes investments held in an IRA, including those held at a broker or financial adviser other than the one handling your current purchase. Additionally, individual purchases by a trustee or other fiduciary also may be aggregated if the investments are for a single trust estate or for a group retirement plan. Assets held within a group retirement plan may not be combined with any assets held by those same participants outside of the plan.

The transfer agent will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. The transfer agent will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify the transfer agent and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

•	A Trustee or officer of the Trust; a Director or officer of the Advisor and its affiliates, sub-advisors or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, domestic partner, child or relative living in the same household; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

•	A broker, dealer, financial planner, consultant, or registered investment advisor that has entered into a signed agreement with the Fund and/or Distributor providing specifically for the use of Fund shares in certain retirement platforms, fee-based investment products or services (including wrap accounts) made available to their clients.

81

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction from the account of one Salient fund contained in the Salient MF Trust that has previously paid a sales charge, and reregisters those assets directly to the account of another Salient fund contained in the Salient MF Trust, without the assets ever leaving the Salient Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Class A shares also may be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Accumulation Privilege. Class A investors may reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all Salient funds contained in the Salient MF Trust already held by such persons. To receive a reduced sales charge, the investor must tell his or her financial adviser or the transfer agent at the time of the purchase about any other Salient funds contained in the Salient MF Trust held by that investor, his or her spouse and their children under the age of 21 living in the same household. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Salient MF Trust held in: (i) all accounts (e.g., retirement accounts, trust accounts) with the Salient MF Trust and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

Further information about combined purchases, including certain restrictions on combined group purchases, is available from the transfer agent or a Selling Firm’s representative.

Letter of Intention. Reduced Class A sales charges under the Accumulation Privilege also are applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. An investor may make his or her investments over a specified period of thirteen (13) months. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations) had the LOI been for the amount actually invested.

The LOI authorizes the transfer agent to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes the transfer agent to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. An LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS A AND CLASS C SHARES

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

Investments in Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the fund will receive the full amount of the purchase payment. Class C shares that are redeemed within one year of purchase will be subject to a CDSC.

The CDSC to which redemptions of Class A or Class C shares may be subject will be charged at the rates set forth in the prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Solely for purposes of determining the number of years from the time of any payment for purchases of Class A or Class C shares subject to a CDSC, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a redemption of Class A or Class C shares is subject to the imposition of a CDSC, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that the redemption comes first from shares the shareholder has held beyond the one year CDSC redemption period, or those shares acquired by the shareholder through dividend and capital gain reinvestment. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

82

When requesting a redemption for a specific dollar amount, the shareholder should indicate if proceeds equal to the dollar amount requested are required. If not indicated, only the specified dollar amount will be redeemed from the shareholder’s account and the proceeds will be less any applicable CDSC.

With respect to a CDSC imposed on a redemption of Class A shares, proceeds from the imposition of a CDSC are used in whole or in part to pay expenses related to paying a commission or finder’s fee in connection with the purchase at NAV of Class shares with a value of $1 million or more.

With respect a CDSC imposed on a redemption of Class C shares, proceeds from the imposition of a CDSC are used in whole or in part to pay expenses related to providing distribution-related services to the funds in connection with the sale of the Class C shares, such as the payment of compensation to select Selling Firms for selling Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the funds to sell Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class A or Class C shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

•	Redemptions made pursuant to a Fund’s right to liquidate your account if you own shares worth less than the stated account minimum in the section “Small accounts” in the prospectus.

•	Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

•	Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

•	Redemptions made under the Reinstatement Privilege, as described in the “Sales charge reductions and waivers” section of the prospectus.

If a shareholder qualifies for a CDSC waiver under one of these situations, the shareholder must notify the transfer agent at the time that the request is made. The waiver will be granted once the transfer agent has confirmed that the shareholder is entitled to the waiver.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Trust permits exchanges of shares of any class for shares of the same class in any other series of the Trust or fund within the Salient fund complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange. Class F shares of the Salient Broadmark Tactical Plus Fund are exchangeable into Class I shares of other Salient funds.

Exchanges between a Fund and other funds are based on their respective NAVs. No sales charge is imposed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

Investors may exchange Class I shares for Class I shares of any other Salient fund contained in the Salient MF Trust.

Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”

Systematic Withdrawal Plan. The Trust permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of shares. Since the redemption price of shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of a Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to the transfer agent.

83

Monthly Purchase Program. The program is explained in the prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

•	The investments will be drawn on or about the day of the month indicated.

•	The privilege of making investments through the program may be revoked by the transfer agent without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

•	The program may be discontinued by the shareholder either by calling the transfer agent or upon written notice to the transfer agent which is received at least five (5) business days prior to the due date of any investment.

Reinstatement Or Reinvestment Privilege. If the transfer agent and the financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of a Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same Fund and account from which it was removed, subject to the minimum investment limit in that Fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class, Fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

Redemption proceeds that are otherwise prohibited from being reinvested in the same account or the same fund may be invested in another account for the same shareholder in the same share class of the same fund (or different fund if original fund is no longer available) without paying a sales charge. Any such reinvestment is subject to the minimum investment limit.

Each Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption “Additional Information Concerning Taxes.”

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. A Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the applicable Fund for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the Fund shares. This fee is paid by a Fund’s Advisor, the Fund and/or the Distributor pursuant to the Fund’s Rule 12b-1 Plan.

DESCRIPTION OF FUND SHARES

The Trustees are responsible for the management and supervision of the Trust. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund or other series of the Trust without par value. Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of seven series, including the Funds. Additional series may be added in the future. The Trustees also have authorized the issuance of three classes of shares for each Fund, designated as Class A, Class C, and Class I. The Trustees also have authorized the issuance of Class F shares for the Salient Broadmark Tactical Plus Fund. Class F shares are only held by and available to those Fund shareholders who acquired such shares as a result of the reorganization of Broadmark Tactical Plus Fund with Salient Broadmark Tactical Plus Fund. Additional classes of shares may be authorized in the future.

The shares of each class of each Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

84

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that: (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class; and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the IRS imposes with respect to the multiple- class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the applicable Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders. Trust shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Each Fund reserves the right to reject any purchase order application that conflicts with the Fund’s internal policies or the policies of any regulatory authority. The Funds do not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Fund from which a redemption was made or dividend paid. Information provided on the account application may be used by the Funds to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify the transfer agent of a different intent. A shareholder’s account is governed by the laws of the State of Delaware. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Funds generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates, but a Fund’s Advisor may make certain exceptions.

SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE

Class A shares of the Funds are sold with a maximum initial sales charge of 5.50%. Class C shares of the Funds are sold at NAV without any initial sales charges, but have a CDSC of 1.00%. Class I shares and Class F shares are sold at NAV without any initial sales charges or CDSCs.

ADDITIONAL INFORMATION CONCERNING TAXES

This section and the discussion in the Funds’ prospectus (see “Dividends, Distributions, Taxation and Account Policies”) provide a general summary of the material federal income tax consequences to the persons who purchase, own and dispose of a Fund’s securities. It does not address all federal income tax consequences that may apply to an investment in the Funds’ securities or to particular categories of investors, some of which may be subject to special rules. Unless otherwise indicated, this discussion is limited to taxpayers who are U.S. persons, as defined herein. The discussion that follows is based on the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and Treasury regulations promulgated thereunder as in effect on the date hereof and on existing judicial and administrative interpretations thereof. These authorities are subject to change and to differing interpretations, which could apply retroactively. Potential investors should consult their own tax advisers in determining the federal, state, local, foreign and any other tax consequences to them of the purchase, ownership and disposition of the Funds’ securities. This discussion does not address all tax consequences that may be applicable to a U.S. person that is a beneficial owner of the Funds’ securities, nor does it address, unless specifically indicated, the tax consequences to, among others, (i) persons that may be subject to special treatment under federal income tax law, including, but not limited to, banks, insurance companies, thrift institutions, regulated investment companies, real estate investment trusts, tax-exempt organizations and dealers in securities or currencies, (ii) persons that will hold the Funds’ securities as part of a position in a “straddle” or as part of a “hedging,” “conversion” or other integrated investment transaction for federal income tax purposes, (iii) persons whose functional currency is not the United States dollar, or (iv) persons that do not hold the Funds’ securities as capital assets within the meaning of Section 1221 of the Code.

For purposes of this discussion, a “U.S. person” is (i) an individual citizen or resident of the United States, (ii) a corporation or other entity treated as a corporation for federal income tax purposes, created or organized in or under the laws of the United States or any state

85

thereof or the District of Columbia, (iii) an estate the income of which is subject to U.S. federal income taxation regardless of its source, or (iv) a trust if a court within the United States is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all the substantial decisions of such trust. Notwithstanding clause (iv) above, to the extent provided in regulations, certain trusts in existence on August 20, 1996, and treated as U.S. persons prior to such date that elect to continue to be so treated also shall be considered U.S. persons.

If a partnership (including an entity treated as a partnership for federal income tax purposes) holds a Fund’s common shares, the tax treatment of a partner in a partnership will generally depend upon the status of the partner and the activities of the partnership. A prospective shareholder that is a partner of a partnership holding a Fund’s common shares should consult its tax advisers with respect to the purchase, ownership and disposition of the Fund’s common shares. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”) retroactively or prospectively.

Taxation of All Funds Except Salient MLP Fund

Each Fund intends to qualify for the special tax treatment afforded to regulated investment companies (“RICs”) under Subchapter M of the Code. As long as a Fund qualifies, it (but not its shareholders) will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to its shareholders. Notwithstanding this general rule, the Salient MLP & Energy Infrastructure Fund II will be subject to income tax on certain gains realized upon the sale of assets it received from its domestic subsidiary when the subsidiary was liquidated. In order to qualify as a RIC for federal income tax purposes, a Fund must meet three key tests, which are described below, and be registered as a management company under the 1940 Act at all times during each taxable year. Failure to meet any of the quarterly tests would disqualify the Fund from RIC tax treatment for the entire year. However, in certain situations a Fund may be able to take corrective action within 30 days of the end of a quarter, or within 6 months of the end of a quarter in which a failure is discovered if the failure is de minimis and certain other requirements are met, which would allow the Fund to remain qualified.

The Income Test. At least 90% of a Fund’s gross income in each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale of shares or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such shares, securities or currencies. Net income from a “qualified publicly traded partnership” will also be included as qualifying income for purposes of the 90% gross income test. A “qualified publicly traded partnership” is a publicly traded partnership that is treated as a partnership for U.S. federal income tax purposes and that derives less than 90% of its gross income from the foregoing types of income. To the extent a Fund holds interests in entities that are taxed as grantor trusts for federal income tax purposes or are partnerships that are not treated as “qualified publicly traded partnerships,” the income derived from such investments may not be treated as qualifying income for purposes of the 90% gross income test, depending on the underlying source of income to such partnerships or grantor trusts.

The Diversification Tests. A Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls (by owning 20% or more of their voting power) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. Each Fund refers to these tests as the “Diversification Tests.”

The Annual Distribution Requirement. A Fund’s deduction for dividends paid to its shareholders during the taxable year must equal or exceed the sum of (i) 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid, and (ii) 90% of the Fund’s net tax-exempt interest, if any (the excess of the Fund’s gross tax-exempt interest over certain disallowed deductions). For purposes of this distribution test, a Fund may elect to treat as paid on the last day of the fiscal year all or part of any dividends that it declares after the end of its taxable year. Such dividends must be declared before the due date for filing the Fund’s tax return, including any extensions. Each Fund intends to distribute at least annually substantially all of such income. Each Fund will refer to this distribution requirement as the “Annual Distribution Requirement.”

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, a Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year, (ii) 98.2% of its capital gains in excess of the Fund’s capital losses (adjusted for certain ordinary losses) for the one-year period ending on the last day of

86

each Fund’s taxable year (which the Fund intends to elect to use for this purpose), and (iii) certain undistributed amounts from previous years on which the Fund paid no federal income tax. Each Fund refers to this distribution requirement as the “Excise Tax Avoidance Requirement.” While each Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the tax. In that event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

A Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment-in-kind interest or, in certain cases, increasing interest rates or that were issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in a Fund’s investment company taxable income for the year of accrual, the Fund may be required to make a Distribution to its shareholders in order to satisfy the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

Although the Funds presently do not intend to do so, they are authorized to borrow funds and to sell assets in order to satisfy Distribution requirements. However, under the 1940 Act, the Funds are not permitted to make Distributions to their shareholders while their debt obligations and other senior securities are outstanding unless certain “asset coverage” tests are met. See “Description of Capital Structure.” Moreover, the Funds’ ability to dispose of assets to meet their Distribution requirements may be limited by other requirements relating to their status as RICs, including the Diversification Tests. If a Fund disposes of assets in order to meet the Annual Distribution Requirement or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If any Fund failed to qualify as a RIC, that Fund would incur regular corporate income tax on its taxable income and net capital gain for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Fund to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Fund. Compliance with the RIC 90% qualifying income test and with the Diversification Tests is carefully monitored by the Advisor (and the Sub-Advisor, as applicable) and it is intended that each Fund will comply with the requirements for qualification as RICs.

The remainder of this discussion assumes that each Fund, except Salient MLP Fund, will qualify as a RIC and has satisfied the Annual Distribution Requirement.

Special Considerations Applicable to Salient Risk Parity Fund, Salient Alternative Beta Fund and Salient Trend Fund

Under an IRS revenue ruling effective after September 30, 2006, income from certain commodities-linked derivatives is not considered qualifying income for purposes of the 90% qualifying income test. This ruling limits the extent to which the Salient Risk Parity Fund may receive income from direct investments in such commodity-linked derivatives to a maximum of 10% of its annual gross income.

The IRS has indicated in a series of private letter rulings that income derived from a wholly-owned offshore subsidiary, such as the Risk Parity Subsidiary, Alternative Beta Subsidiary and Trend Subsidiary (each, a “Subsidiary”), that invests in such commodity-linked derivative instruments constitutes qualifying income. The Funds have not applied for such a private letter ruling, but each Fund relies upon an opinion of counsel based on customary representations that income derived from each Fund’s respective Subsidiary and distributed or imputed for income tax purposes to the Fund should be treated as qualifying income. In July 2011, the IRS suspended further issuance of these private letter rulings, indicating that it was reconsidering the underlying policies. The IRS subsequently indicated informally that it intends to issue public guidance regarding the use of offshore subsidiaries by regulated investment companies to invest indirectly in commodities and that such guidance will be prospective in application and provide for transition periods for affected funds. It is also possible that legislation on this issue could be introduced. If the IRS does issue public guidance, or if legislation is enacted, that results in an adverse determination relating to the treatment of income derived by each Fund from its respective Subsidiary, each Fund would likely need to significantly change its investment strategy, which could adversely affect the Fund. It is possible that a Fund may be unable to qualify as a regulated investment company for one or more years, meaning that all of its income and gains could be taxed first at the Fund level and again when paid out to shareholders.

87

Taxation of the Salient MLP Fund

Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund does not meet current tests for qualification as a RIC under Subchapter M of the Code because most of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to shareholders. As a result, the Fund is treated as a Subchapter C corporation for federal and state income tax purposes, and will pay federal income tax (currently at a maximum rate of 35%) and state income tax on its taxable income. The Fund may be subject to a 20% alternative minimum tax on its alternative minimum taxable income to the extent that the alternative maximum tax exceeds the Fund’s regular income tax liability.

The Fund invests primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income in computing its taxable income, regardless of the extent (if any) to which the MLPs make distributions. Based upon the Advisor’s review of the historic results of the types of MLPs in which the Fund invests, the Advisor expects that the cash flow received by the Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph). This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. There is no assurance that the Advisor’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized, there may be greater tax expense borne by the Fund and less cash available to distribute to shareholders or to pay expenses.

The Fund will be subject to U.S. federal income tax at the graduated corporate tax rates (with a maximum federal tax rate of 35%) on any gain recognized by the Fund on any sale of equity securities of an MLP. As explained above, cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income will be treated as a return of capital and reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities. The Fund’s NAV at any time reflects both unrealized gains (and losses) with respect to the Fund’s assets and liabilities for taxes expected to be incurred when such gains (or losses) are realized.

The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items will increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund will be subject to the alternative minimum tax.

88

Taxation of the Funds’ Investments

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Funds to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of shares or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Funds (excluding the Salient MLP Fund) intend to monitor their transactions and may make certain tax elections to mitigate the effect of these rules and prevent their disqualification as a RIC.

The Salient MLP & Energy Infrastructure Fund II intends to invest in equity securities of master limited partnerships that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. The Salient MLP & Energy Infrastructure Fund II expects that these master limited partnerships will be treated as “qualified publicly traded partnerships” (as defined in Section 851(h) of the Code). Accordingly, it is expected that the net income derived by the Fund from such investments will qualify as “good income” for purposes of the 90% gross income test. If the master limited partnerships in which the Salient MLP & Energy Infrastructure Fund II invests, however, do not qualify as qualified publicly traded partnerships or otherwise are not treated as corporations for federal income tax purposes, the income derived by the Fund from such investments may not qualify as “good income” under the 90% gross income test and, therefore, could adversely affect the Fund’s status as a RIC.

The master limited partnerships in which the Salient MLP & Energy Infrastructure Fund II intends to invest are expected to be treated as partnerships for U.S. federal income tax purposes, and therefore, the cash distributions received by the Fund from a master limited partnership may not correspond to the amount of income allocated to it by the master limited partnership in any given taxable year. If the amount of income allocated by a master limited partnership to the Fund exceeds the amount of cash received by the Fund from such master limited partnership, the Fund may have difficulty making distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and avoiding any income and excise taxes. Accordingly, the Salient MLP & Energy Infrastructure Fund II may have to dispose of securities under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements.

The Salient MLP & Energy Infrastructure Fund II may invest in Canadian income trusts that are expected to derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipeline transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. Canadian income trusts are generally treated as either corporations or partnerships for U.S. federal income tax purposes. If the Canadian income trusts in which this Fund invests are treated as corporations for U.S. federal income tax purposes, the income and gain generated by the Fund from such investments will generally be qualifying income, and a trust unit will generally be a qualifying asset, for purposes of the Fund’s qualification as a RIC. Moreover, if the Canadian income trust is a PFIC (as defined below), the Fund will be subject to additional rules described below relating to tax consequences of an investment in a PFIC.

Income received by the Funds with respect to non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consist of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata share of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder’s not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investments by the Funds in certain “passive foreign investment companies” (“PFIC”) could subject the Funds to U.S. federal income tax (including interest charges) on certain distributions or dispositions with respect to those investments which cannot be eliminated by making distributions to shareholders. Elections may be available to the Funds to mitigate the effect of this provision provided that the PFIC complies with certain reporting requirements, but the elections generally accelerate the recognition of income without the receipt of cash and may characterize gains as ordinary income. Dividends paid by PFICs will not qualify for the reduced tax rates discussed below under “Taxation of Shareholders.”

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrue income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

89

Taxation of U.S. Shareholders

Receipt of Distributions. For United States federal income tax purposes, distributions paid out of a Fund’s current or accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable as ordinary dividend income. Shareholders receiving any distribution from a Fund in the form of additional shares pursuant to the dividend reinvestment plan will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Certain income distributions paid by a Fund to individual taxpayers are taxed at rates applicable to net long-term capital gains — a maximum rate of 15% or 20% for taxpayers with taxable income exceeding certain thresholds —and may be subject to a 3.8% net investment tax as discussed below. This tax treatment applies only if certain holding period requirements and other requirements are satisfied by the shareholder and (for Funds other than Salient MLP Fund) the dividends are attributable to qualified dividend income received by the Fund itself. There can be no assurance as to what portion of a Fund’s dividend distributions will qualify as qualified dividend income.

Distributions by a Fund (other than Salient MLP Fund) of net capital gain, if any, designated as capital gains dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

A Fund (other than Salient MLP Fund) may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will: (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain; (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain; and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Salient MLP Fund (other than distributions in redemption of shares subject to Section 302(b) of the Code) will generally constitute dividends to the extent of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation’s earnings and profits are computed based upon taxable income, with certain specified adjustments. Based upon the historic performance of the types of MLPs in which the Fund intends to invest, the Advisor anticipates that the distributed cash from the MLPs generally will exceed the Fund’s share of the MLPs’ taxable income. Consequently, the Advisor anticipates that only a portion of the Fund’s distributions will be treated as dividend income to a shareholder. To the extent that distributions to a shareholder exceeds the investor’s share of the Fund’s current and accumulated earnings and profits, the basis in the Fund’s shares with respect to which the distribution is made will be reduced, which will increase the amount of gain (or decrease the amount of loss) realized upon a subsequent sale or redemption of such shares. To the extent an investor holds such shares as a capital asset and has no further basis in the shares to offset the distribution, the investor will report the excess as capital gain. Such gain will be long-term capital gain if the investor has held the shares for more than one year.

Because the Salient MLP Fund will invest a substantial portion of its in MLPs, special rules will apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using a depreciation method that is less favorable than the accelerated depreciation method used for calculating taxable income. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these differences, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income for such year.

Distributions by Salient MLP Fund treated as dividends under the foregoing rules generally will be taxable as ordinary income, but for individual shareholders are generally expected to be treated as “qualified dividend income,” taxable at rates applicable to net long-term capital gains as described above, provided certain holding period requirements are met. In addition, such dividends are expected to be eligible for the dividends received deduction available to corporate shareholders under Section 243 of the Code. However, corporate shareholders should be aware that certain limitations apply to the availability of the dividends received deduction, including rules which limit the deduction in cases where (i) certain holding period requirements are not met, (ii) the corporate shareholder is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property, or (iii) the corporate shareholder’s investment in shares of a particular Fund is financed with indebtedness. Corporate shareholders should consult their own tax advisors regarding the application of these limitations to their particular situations.

The benefits of the reduced tax rates applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Distributions may also be subject to additional state, local, and foreign taxes depending on a U.S. Shareholder’s particular situation.

Redemptions and Sales of Shares. Selling shareholders will generally recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in the shares sold and the sale proceeds. If the shares are held as a capital asset, the gain or loss will

90

be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is: (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less; or (ii) 15% (20% for taxpayers with taxable income exceeding certain thresholds), in each case plus a possible 3.8% net investment income tax as discussed below.

A redemption of shares of Salient MLP Fund will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above.

Any loss realized upon the sale or exchange of Fund shares (other than shares of Salient MLP Fund) with a holding period of six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received (or amounts designated as undistributed capital gains) with respect to such shares. In addition, all or a portion of a loss realized on a sale or other disposition of Fund shares may be disallowed under “wash sale” rules to the extent the shareholder acquires other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the shares. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Except in the case of shares of Salient MLP Fund, sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund), during the period beginning on the date of the sale and ending on January 31 of the calendar year following the calendar year in which the sale was made, pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized net income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s NAV also reflects unrealized losses.

For Funds other than Salient MLP Fund, certain distributions declared in October, November or December to shareholders of record of such month and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared. In addition, certain other distributions made after the close of a taxable year of such a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the non-deductible 4% federal excise tax) during such taxable year. In such case, shareholders will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Each Fund will inform shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

If a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities (including shareholders of Salient MLP Fund) are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Additional 3.8% Medicare Tax on Net Investment Income. Certain net investment income received by an individual having modified adjusted gross income in excess of $200,000 (or $250,000 for married individuals filing jointly) will be subject to a tax of 3.8% percent. Undistributed net investment income of trusts and estates in excess of a specified amount also will be subject to this tax. Dividends paid by a Fund and gain recognized on the sale or redemption of Fund shares will constitute investment income of the type subject to this tax.

91

Investment in Salient MLP Fund by Tax-Exempt Investors and Regulated Investment Companies. Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI.

An owner of shares of the Fund will not report on its federal income tax return any items of income, gain, loss and deduction that are allocated to the Fund from the MLPs in which the Fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor will not have UBTI attributable to its ownership, sale, or the redemption of the Fund’s shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired.

Similarly, the income and gain realized from an investment in the Fund’s shares by an investor that is a RIC will constitute qualifying income for the RIC. Furthermore, the Fund’s shares will constitute “qualifying assets” to RICs, which generally must own at least 50% in qualifying assets at the end of each quarter, provided that the amount of the Fund’s shares owned by the RIC does not constitute more than 5% of the value of the total assets held by the RIC or more than 10% of the Fund’s outstanding voting securities.

Taxation of Non-U.S. Shareholders

Whether an investment in a Fund’s shares is appropriate for a non-U.S. shareholder will depend upon that person’s particular circumstances. An investment in a Fund’s shares by a non-U.S. shareholder may have adverse tax consequences because the interest income and certain short-term capital gains that generally would not be subject to tax if earned directly by a non-U.S. shareholder are transformed into dividends that are subject to U.S. income tax as described below. Non-U.S. shareholders should consult their tax advisers before investing in a Fund’s common shares.

Dividends distributed by Salient MLP Fund, and distributions of any other Fund’s “investment company taxable income” to non-U.S. shareholders (including interest income and the excess of net short-term capital gain over net long-term capital losses), will generally be subject to withholding of federal tax at a 30% rate (or lower rate provided by an applicable treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the non-U.S. shareholder, and, if an income tax treaty applies, attributable to a permanent establishment in the United States of the non-U.S. shareholder. In such latter case, the distributions will be subject to federal income tax at the rates applicable to U.S. persons, plus, in certain cases where the non-U.S. shareholder is a corporation, a branch profits tax at a 30% rate (or lower rate provided by an applicable treaty), and a Fund will not be required to withhold federal tax if the non-U.S. shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to a non-U.S. shareholder that is a foreign partnership or a foreign trust, and such entities are urged to consult their own tax advisers.

Actual or deemed distributions of net capital gains (i.e., net long-term capital gains in excess of short-term capital losses) of a Fund other than Salient MLP Fund to a non-U.S. shareholder, and gains realized by a non-U.S. shareholder upon the sale of its common shares, will not be subject to federal withholding tax and generally will not be subject to federal income tax unless (a) the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the non-U.S. shareholder and, if an income tax treaty applies, are attributable to a permanent establishment or fixed base maintained by the non-U.S. shareholder in the United States, or (b) the non-U.S. shareholder is an individual, has been present in the United States for 183 days or more during the taxable, and certain other conditions are satisfied. Exemptions from withholding tax are also provided for dividends properly designated as interest related dividends or as short-term capital gain dividends paid by a Fund with respect to its qualified net interest income or qualified short-term gain, but such exemptions expire with respect to a Fund’s tax years beginning after December 31, 2014. Gain realized by a non-U.S. shareholder upon the sale of its common shares includes the amount of a distribution to a non-U.S. shareholder to the extent the distribution exceeds the non-U.S. shareholder’s basis in such Fund shares. In the case of Salient MLP Fund, a redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of the Fund.

In addition, gain on the non-U.S. shareholder’s sale of the Funds’ common shares will be subject to federal income tax if the Funds are or have been a “United States real property holding corporation” for federal income tax purposes at any time during the shorter of the five-year period ending on the date the non-U.S. shareholder sells the Funds common shares and such common shareholder held more than 5% of a Fund’s common shares at any time during the five-year period preceding the disposition. Generally, a corporation is a United States real property holding corporation if the fair market value of its “United States real property interests” equals or exceeds 50% of the sum of the fair market value of its worldwide real property interests plus its other assets used or held for use in a trade or business.

92

If the Funds (other than Salient MLP Fund) distribute their net capital gains in the form of deemed rather than actual distributions (which the Funds may do in the future), a non-U.S. shareholder will be entitled to a federal income tax credit or tax refund equal to the shareholder’s allocable share of the tax the Funds pay on the capital gains deemed to have been distributed. In order to obtain the refund, the non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a federal income tax return even if the non-U.S. shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a federal income tax return. For a corporate non-U.S. shareholder, distributions (both actual and deemed), and gains realized upon the sale of a Fund’s common shares that are effectively connected to a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable treaty).

A non-U.S. shareholder can have all cash distributions automatically reinvested in additional common shares. If the distribution is an ordinary dividend and is not effectively connected with a U.S. trade or business of the non-U.S. shareholder (or, if a treaty applies, it is not attributable to a permanent establishment or a fixed base), the amount distributed (to the extent of a Fund’s current and accumulated earnings and profits) will be subject to withholding of U.S. federal income tax at a rate of 30% (or lower rate provided by an applicable treaty) and only the net after-tax amount will be reinvested in the Fund’s common shares. If the distribution is effectively connected with a U.S. trade or business or attributable to a permanent establishment or fixed base, generally the full amount of the distribution will be reinvested in the DRIP and will nevertheless be subject to U.S. federal income tax at the ordinary income rates applicable to U.S. shareholders. The non-U.S. shareholder will have an adjusted basis in the additional common shares purchased through the dividend reinvestment plan equal to the amount reinvested.

The additional shares will have a new holding period commencing on the day following the day on which the shares are credited to the non-U.S. shareholder’s account.

A non-U.S. shareholder who is a non-resident alien individual, and who is otherwise subject to withholding of federal tax, may be subject to information reporting and backup withholding of federal income tax on dividends unless the non-U.S. shareholder provides a Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a non-U.S. shareholder or otherwise establishes an exemption from backup withholding.

Under the provisions of the Foreign Account Tax Compliance Act (“FATCA”) a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends paid after June 30, 2014, and the gross proceeds of share redemptions and capital gains dividends paid after December 31, 2017, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. Non-U.S. shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of a Fund’s common shares.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

Basis Reporting

Each Fund must maintain and report to the IRS and each shareholder on Form 1099-B the shareholder’s cost basis by tax lot and holding period of Fund shares. Each Fund must elect a default tax identification methodology in order to perform the required reporting. The Funds have chosen the average cost method as the default tax lot identification method for their shareholders. However, at the time of purchase or upon the sale of shares, shareholders may choose a different tax lot identification method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Fund and its service providers do not provide tax advice.

Backup Withholding

Federal regulations generally require the Fund to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish the Fund or the Fund’s paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN, or other applicable form. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines that your tax identification number (“TIN”) is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

93

The foregoing discussion regarding federal and state taxation is for general information only. It is based on tax laws and regulations as in effect on the date of this Prospectus, and is subject to change by legislative or administrative action. You should consult your own tax advisors concerning the federal, state, local, and foreign tax consequences of an investment in the Fund.

PORTFOLIO BROKERAGE

It is the policy of the Trust to obtain the best execution of the Funds’ investment portfolio transactions, if any, taking into account certain factors as set forth below.

(All Funds Except Salient Broadmark Tactical Plus Fund)

Each Fund contemplates that, consistent with the policy of obtaining the best net result, any brokerage transactions may be conducted through affiliates of its Advisor. The Board has adopted procedures in conformity with Section 17(e) of the 1940 Act to ensure that all brokerage commissions paid to affiliates are fair and reasonable. Transactions for a Fund will not be effected on a principal basis with its Advisor, any of its affiliates, or other affiliates of the Fund (unless permitted under the 1940 Act). However, such entities may effect brokerage transactions for the Fund. These transactions would be effected in accordance with procedures adopted by a Fund pursuant to Section 17(e) of the 1940 Act and rules and regulations promulgated thereunder. Among other things, Section 17(e) and those procedures provide that, when acting as broker for a Fund in connection with the sale of securities to or by the Fund, its Advisor or its affiliates may receive compensation not exceeding: (i) the usual and customary broker’s commission for transactions effected on a national securities exchange; (ii) 2% of the sales price for secondary distributions of securities; and (iii) 1% of the sales price for other purchases or sales.

Each Fund will bear any commissions or spreads in connection with the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer’s general execution and operational facilities, the type of transaction involved, and other factors such as the broker-dealer’s risk in positioning the securities involved. While each Fund’s Advisor generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. In executing portfolio transactions and selecting brokers or dealers, each Fund’s Advisor seeks to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, each Fund’s Advisor considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Advisor based upon its knowledge of available information as to the general level of commission paid by other institutional investors for comparable services. Transactions on U.S. stock exchanges and on some foreign stock exchanges involve the payment of negotiated brokerage commissions. On the great majority of foreign stock exchanges, however, commissions are fixed. No stated commission is generally applicable to securities traded in over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, each Fund’s Advisor will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

(Salient Broadmark Tactical Plus Fund)

Subject to the general oversight of the Board and of the Advisor, the Sub-Advisor is responsible for purchasing and selling the Fund’s portfolio securities, selecting broker-dealers to effect portfolio transactions and negotiating brokerage commissions. Accordingly, the Sub-Advisor may establish securities accounts and/or process transactions through one or more securities brokerage firms. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Sub-Advisor to seek “best execution.” Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The Sub-Advisor considers a number of factors in selecting a broker-dealer to execute transactions and for determining the reasonableness of the broker-dealer’s compensation. Such factors include net price and the broker-dealer’s electronic execution capabilities, reputation, financial strength and stability, efficiency of execution and error resolution record and ability to offer other services. In selecting a broker-dealer to execute transactions, and in determining the reasonableness of the broker-dealer’s compensation, the Sub-Advisor is not required to solicit competitive bids, and does not have an obligation to seek the lowest available commission cost. To reduce or eliminate potential conflicts of interest, the Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker-dealer to execute the Fund’s portfolio transactions. The Sub-Advisor may, from time to time, receive research from broker-dealers in connection with the Sub-Advisor’s relationships with such broker-dealers. This research is not provided because the Sub-Advisor has committed to allocating Fund brokerage to such parties.

When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Sub-Advisor. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage, research and statistical services provided by the executing broker.

94

To the extent that such persons or firms supply investment information to the Sub-Advisor for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Sub-Advisor and, therefore, may have the effect of reducing the expenses of the Sub-Advisor in rendering advice to the Fund. While it is impracticable to place an actual dollar value on such investment information, its receipt by the Sub-Advisor probably does not reduce the overall expenses of the Sub-Advisor to any material extent.

The investment information that may be provided to the Sub-Advisor by brokers, as described above, is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Sub-Advisor’s own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund may effect securities transactions are used by the Sub-Advisor in carrying out its investment management responsibilities with respect to all its client accounts.

To the extent that research services of value are provided by broker-dealers with or through which the Fund places portfolio transactions, the Sub-Advisor may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers as a result of the placement of portfolio brokerage could be useful and of value to the Sub-Advisor in servicing its other clients as well as the Fund. Likewise, certain research services obtained by the Sub-Advisor as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund.

The table below reflects the aggregate dollar amount of brokerage commissions paid by each of the Funds during the fiscal years indicated.

FUND	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
Salient Risk Parity Fund	$297,940		$324,491		$133,562	(a)
Salient MLP & Energy Infrastructure Fund II	$1,234,766		$389,577		$19,166	(b)
Salient Alternative Beta Fund	$292,074		$205,480	(c)	N/A
Salient Trend Fund	$319,621		$257,705	(d)	N/A
Salient Global Equity Fund	$68,382		$114,062	(e)	N/A
Salient MLP Fund	$23,724	(f)	N/A		N/A
Salient Broadmark Tactical Plus Fund	$1,731	(g)	N/A		N/A

(a)	For the period July 9, 2012 (commencement of operations) through December 31, 2012.
(b)	For the period September 19, 2012 (commencement of operations) through December 31, 2012.
(c)	For the period February 28, 2013 (commencement of operations) through December 31, 2013.
(d)	For the period January 2, 2013 (commencement of operations) through December 31, 2013.
(e)	For the period January 3, 2013 (commencement of operations) through December 31, 2013.
(f)	For the period April 2, 2014 (commencement of operations) through December 31, 2014.
(g)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

The following table reflects the aggregate dollar amount of brokerage commissions paid by each Fund to any broker/dealer with which such Fund may be deemed to be an affiliate during the Trust’s last three fiscal years, where applicable. Information shown is expressed both as a percentage of the total amount of commission dollars paid by each Fund and as a percentage of the total value of all brokerage transactions effected on behalf of each Fund.

95

	Commissions paid ($)						% of Commissions Paid		% of Transactions Effected
	2014		2013		2012		2014		2014
Salient Risk Parity Fund	$0		$0		$0	(a)	0%		0%
Salient MLP & Energy Infrastructure Fund II	$0		$0		$0	(b)	0%		0%
Salient Alternative Beta Fund	$0		$0	(c)	N/A		0%		0%
Salient Trend Fund	$0		$0	(d)	N/A		0%		0%
Salient Global Equity Fund	$0		$0	(e)	N/A		0%		0%
Salient MLP Fund	$0	(f)	N/A		N/A		0	%(f)	0	%(f)
Salient Broadmark Tactical Plus Fund	$0	(g)	N/A		N/A		0	%(g)	0	%(g)

(a)	For the period July 9, 2012 (commencement of operations) through December 31, 2012.
(b)	For the period September 19, 2012 (commencement of operations) through December 31, 2012.
(c)	For the period February 28, 2013 (commencement of operations) through December 31, 2013.
(d)	For the period January 2, 2013 (commencement of operations) through December 31, 2013.
(e)	For the period January 3, 2013 (commencement of operations) through December 31, 2013.
(f)	For the period April 2, 2014 (commencement of operations) through December 31, 2014.
(g)	The Fund commenced operations on December 15, 2014. Amounts from December 1, 2014 through December 12, 2014 reflect the operations of the predecessor Broadmark Tactical Plus Fund.

During the fiscal year ended December 31, 2014, the following Funds acquired securities issued by their regular brokers or dealers, or their parent companies, as reflected in the table below. The following shows the aggregate holdings of the securities of each such issuer as of December 31, 2014. (For these purposes, a regular broker or dealer includes any of the (a) ten brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the Trust’s portfolio transactions during the most recent fiscal year, (b) ten brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Trust during the most recent fiscal year, or (c) ten brokers or dealers that sold the largest amount of securities of the Funds during the most recent fiscal year.)

FUND	BROKER	AMOUNT
Salient Global Equity Fund	UBS	$97,810

Allocation of Trades by the Advisor. Each Fund’s Advisor manages a number of accounts other than the Fund. Although investment determinations for the Fund will be made by the Advisor independently from the investment determinations it makes for any other account, investments deemed appropriate for the Fund by the Advisor also may be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Fund and other accounts. In such circumstances, the Advisor may determine that orders for the purchase or sale of the same security for the Fund and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Advisor to be equitable and in the best interests of the Fund and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

96

Allocation of Trades by the Sub-Advisor. Investment decisions for the Salient Broadmark Tactical Plus Fund are made independently from those for other advisory accounts managed by the Sub-Advisor. From time to time, the same security may be held in the portfolio of the Fund and in one or more of such other advisory accounts. When two or more accounts managed by the Sub-Advisor (including the Fund) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated to the respective accounts both as to amount and price, in accordance with a method deemed equitable to each company or account. In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

Affiliated Underwriting Transactions by the Advisor. The Trust has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of its Advisor participates. These procedures prohibit the Fund from directly or indirectly benefiting an Advisor affiliate in connection with such underwritings. In addition, for underwritings where an Advisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase.

TRANSFER AGENT SERVICES

SunGard Investor Services, LLC located at 3435 Stelzer Road, Columbus, Ohio 43219, is the transfer and dividend paying agent for the Funds’ Class A, Class C, Class I, and Class F shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, an independent registered public accounting firm, has been appointed as the independent registered public accounting firm for the Funds. KPMG LLP has offices at 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

LEGAL MATTERS

K&L Gates LLP, located at One Lincoln Street, Boston, Massachusetts 02111, serves as legal counsel to the Funds and also serves as legal counsel to the Independent Trustees.

CUSTODY OF PORTFOLIO SECURITIES

Citibank, N.A. (the “Custodian”) serves as custodian for the Funds. Pursuant to a custodian agreement, the Custodian maintains a separate account in the name of each Fund, holds and transfers portfolio securities on account of the Fund, accepts receipts and makes disbursements of money on behalf of the Fund, collects and receives all income and other payments and distributions on account of the Fund’s securities. The Funds also may enter into principal transactions with one or more affiliates of the Custodian.

CODES OF ETHICS

Each of the Trust, Advisors and Sub-Advisor have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Funds, the Advisors and Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined on the Internet from the SEC’s website at www.sec.gov. In addition, each code of ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

Each Advisor’s and the Sub-Advisor’s code of ethics allows personnel to invest in securities for their own account, but requires compliance with the code’s provisions. The code of ethics requires prior approval of purchases of securities in initial public offerings or private placements.

FINANCIALS

The audited financial statements of each Fund for the fiscal periods ended December 31, 2014, including the notes thereto, as filed with the SEC on March 10, 2015 with the Trust’s annual report, are hereby incorporated by reference to the Trust’s annual report, as filed with the SEC on March 10, 2015. The annual report is available upon request and without charge by calling 1-866-667-9228 or on the Trust’s website at www.salientfunds.com.

97

APPENDIX A — PROXY VOTING POLICIES AND PROCEDURES

Salient Advisors, LP (“Salient Advisors”)

Summary of Proxy Voting Policies

As a general principle, Salient Advisors will vote to maximize shareholder value, while considering all relevant factors, and vote without undue influence from individuals or groups who may have an economic interest in the outcome of the proxy vote. If it is determined that a proxy presents a material conflict of interest, then Salient Advisors shall vote the proxy in accordance with the recommendations of Institutional Shareholder Services (“ISS”) or another nationally recognized party, if available, or, if ISS or such party has disclosed that it has a conflict of interest with the vote, another independent third party.

Salient Capital Advisors, LLC (“SCA”)

Summary of Proxy Voting Policies

SCA has adopted proxy voting guidelines that provide general direction regarding how it will vote on a number of significant and recurring ballot proposals. These guidelines are not mandatory voting policies, but rather are an indication of general voting preferences. The following are a few examples of these guidelines:

•	SCA generally votes against proposals to classify the board and for proposals to repeal classified boards and to elect directors annually.

•	SCA generally votes against proposals to ratify a poison pill and for proposals that ask a company to submit its poison pill for shareholder ratification.

•	SCA generally votes against proposals to require a supermajority shareholder vote to approve charter and bylaw amendments and for proposals to lower such supermajority shareholder vote requirements.

•	SCA generally votes for management proposals to increase the number of shares of common stock authorized for issue provided management demonstrated a satisfactory reason for the potential issuance of the additionally authorized shares.

•	SCA generally votes for proposals to increase common share authorization for a stock split provided management demonstrates a reasonable basis for the split and for proposals to implement a reverse stock split provided management demonstrates a reasonable basis for the reverse split.

•	Absent special circumstances (e.g., actions taken in the context of a hostile takeover attempt) indicating an abusive purpose, SCA, on a case-by-case basis, votes for proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

•	Proposals to change a company’s state of incorporation area examined on a case-by-case basis.

•	SCA, on a case-by-case basis, votes on mergers and acquisitions taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies,

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

•	SCA generally does not support shareholder social and environmental proposals, and may vote such matters, on a case-by-case basis, where the proposal enhances the long-term value of the shareholder and does not diminish the return on investment.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Certificate of Trust of the Registrant, dated as of November 15, 2011 (1).

	(2)	Agreement and Declaration of Trust of the Registrant, dated as of November 15, 2011 (1).

(b)		Bylaws of the Registrant (2).

(c)		Not applicable.

(d)	(1)	Investment Management Agreement between the Registrant, on behalf of its series Salient Risk Parity Fund, and Salient Advisors, L.P. (“Salient Advisors”) (2).

	(2)	Investment Management Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund II, and Salient Capital Advisors, LLC (“SCA”) (2).

	(3)	Investment Management Agreement between the Registrant, on behalf of its series Salient Alternative Beta Fund, and Salient Advisors (3).

	(4)	Investment Management Agreement between the Registrant, on behalf of its series Salient Trend Fund (formerly Salient Pure Trend Fund), and Salient Advisors (3).

	(5)	Investment Management Agreement between the Registrant, on behalf of its series Salient Global Equity Fund, and Salient Advisors (3).

	(6)	Investment Management Agreement between the Registrant, on behalf of it series Salient MLP Fund, and SCA (6).

	(7)	Investment Management Agreement between the Registrant, on behalf of its series Salient Broadmark Tactical Plus Fund, and Salient Advisors (10).

	(8)	Sub-Advisory Agreement between Salient Advisors and Broadmark Asset Management LLC (10).

(e)	(1)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distributor”) (3).

	(2)	First Amendment to the Distribution Agreement between the Registrant and the Distributor (3).

	(3)	Second Amendment to the Distribution Agreement between the Registrant and the Distributor (6).

	(4)	Third Amendment to the Distribution Agreement between the Registrant and the Distributor (9).

	(5)	Distribution Services Agreement between the Registrant and the Distributor (3).

(f)		Not applicable.

(g)	(1)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (the “Custodian”) (2).

	(2)	Amendment to the Global Custodial Services Agreement between the Registrant and the Custodian (2).

(h)	(1)	Administration Agreement between the Registrant and Citi Fund Services Ohio, Inc. (3).

	(2)	Joinder and Amendment to Administration Agreement between the Registrant and Citi Fund Services Ohio, Inc. (4).

	(3)	Amendment to Administration Agreement between Registrant and Citi Fund Services Ohio, Inc. (10).

	(4)	Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. (10).

	(5)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Risk Parity Fund, and Salient Advisors (10).

	(6)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund II, and SCA (10).

	(7)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Alternative Beta Fund, and Salient Advisors (10).

	(8)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Trend Fund (formerly Salient Pure Trend Fund), and Salient Advisors (10).

	(9)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Global Equity Fund, and Salient Advisors (10).

	(10)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Broadmark Tactical Plus Fund, and Salient Advisors (Class A, C & I) (10).

	(11)	Expense Limitation Agreement between the Registrant, on behalf of its series, Salient Broadmark Tactical Plus Fund, and Salient Advisors (Class F) (9).

	(12)	Administrative Service Plan and Supermarket Compliance Policy (4).

	(13)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP Fund, and SCA(10).

(i)	(1)	Opinion of K&L Gates LLP regarding Salient Risk Parity Offshore Fund Ltd.(2).

	(2)	Opinion of K&L Gates LLP regarding Salient Alternative Beta Offshore Fund Ltd.(3).

	(3)	Opinion of K&L Gates LLP regarding Salient Trend Offshore Fund Ltd. (formerly Salient Pure Trend Offshore Fund Ltd.)(3).

	(4)	Opinion of K&L Gates LLP regarding Salient Broadmark Tactical Plus Fund (8).

(j)		Consent of KPMG LLP (10).

(k)		Not applicable.

(l)		Subscription Agreement for Seed Capital (2).

(m)	(1)	Rule 12b-1 Plan of Salient Risk Parity Fund (Class A Shares) (2).

	(2)	Rule 12b-1 Plan of Salient Risk Parity Fund (Class C Shares) (2).

	(3)	Rule 12b-1 Plan of Salient Risk Parity Fund (Class I Shares) (2).

	(4)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund II (Class A Shares) (2).

	(5)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund II (Class C Shares) (2).

	(6)	Rule 12b-1 Plan of Salient MLP & Energy Infrastructure Fund II (Class I Shares) (2).

	(7)	Rule 12b-1 Plan of Salient Alternative Beta Fund (Class A Shares) (3).

	(8)	Rule 12b-1 Plan of Salient Alternative Beta Fund (Class C Shares) (3).

	(9)	Rule 12b-1 Plan of Salient Alternative Beta Fund (Class I Shares) (3).

	(10)	Rule 12b-1 Plan of Salient Trend Fund (formerly Salient Pure Trend Fund) (Class A Shares) (3).

	(11)	Rule 12b-1 Plan of Salient Trend Fund (formerly Salient Pure Trend Fund) (Class C Shares) (3).

	(12)	Rule 12b-1 Plan of Salient Trend Fund (formerly Salient Pure Trend Fund) (Class I Shares) (3).

	(13)	Rule 12b-1 Plan of Salient Global Equity Fund (Class A Shares) (3).

	(14)	Rule 12b-1 Plan of Salient Global Equity Fund (Class C Shares) (3).

	(15)	Rule 12b-1 Plan of Salient Global Equity Fund (Class I Shares) (3).

	(16)	Rule 12b-1 Plan of Salient MLP Fund (Class A Shares)(6).

	(17)	Rule 12b-1 Plan of Salient MLP Fund (Class C Shares)(6).

	(18)	Rule 12b-1 Plan of Salient MLP Fund (Class I Shares)(6).

	(19)	Rule 12b-1 Plan of Salient Broadmark Tactical Plus Fund (Class A Shares) (9).

	(20)	Rule 12b-1 Plan of Salient Broadmark Tactical Plus Fund (Class C Shares) (9).

	(21)	Rule 12b-1 Plan of Salient Broadmark Tactical Plus Fund (Class I Shares) (9).

	(22)	Rule 12b-1 Plan of Salient Broadmark Tactical Plus Fund (Class F Shares) (9).

(n)		Amended Rule 18f-3 Plan of Salient MF Trust (9).

(o)		Reserved.

(p)	(1)	Code of Ethics of Salient MF Trust (2).

	(2)	Code of Ethics of Salient Advisors (10).

	(3)	Code of Ethics of SCA (10).

	(4)	Code of Ethics of Broadmark Asset Management LLC (8).

(q)	(1)	Power of Attorney of Salient MF Trust (2).

	(2)	Power of Attorney for Salient Risk Parity Offshore Fund Ltd. (2).

	(3)	Power of Attorney for Salient Alternative Beta Offshore Fund Ltd. (3).

	(4)	Power of Attorney for Salient Trend Offshore Fund Ltd. (formerly Salient Pure Trend Offshore Fund Ltd.) (3).

(1)	Incorporated by reference from the Registrant’s initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (“SEC”) via Edgar on March 20, 2012.

(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on July 2, 2012.
(3)	Incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on September 4, 2012.
(4)	Incorporated by reference from Post-Effective Amendment No. 5 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on April 30, 2013.
(5)	Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement, as filed with the SEC via Edgar on November 15, 2013.
(6)	Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement, as filed with the SEC via Edgar on January 29, 2014.
(7)	Incorporated by reference from Post-Effective Amendment No. 10 to the Registration Statement, as filed with the SEC via Edgar on April 30, 2014.
(8)	Incorporated by reference from Post-Effective Amendment No. 12 to the Registration Statement, as filed with the SEC via Edgar on August 8, 2014.
(9)	Incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement, as filed with the SEC via Edgar on October 31, 2014.
(10)	Filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

Salient Alternative Strategies I Fund

Salient Alternative Strategies Master Fund

Salient Midstream & MLP Fund

Salient Risk Parity Offshore Fund Ltd. (Controlled by Salient Risk Parity Fund)

Salient Alternative Beta Offshore Fund Ltd. (Controlled by Salient Alternative Beta Fund)

Salient Trend Offshore Fund Ltd. (formerly Salient Pure Trend Offshore Fund Ltd.) (Controlled by Salient Trend Fund (formerly Salient Pure Trend Fund))

Item 30.	Indemnification

The Registrant’s Agreement and Declaration of Trust, incorporated by reference from the Registrant’s initial Registration Statement on Form N-1A, as filed with the SEC via Edgar on March 20, 2012, contains provisions limiting the liability, and providing for indemnification, of the Trustees, officers, employees and other “Covered Persons” (including their respective heirs, assigns, successors or other legal representatives) to the fullest extent permitted by law, including advancement of payments of all expenses incurred in connection with the preparation and presentation of any defense (subject to repayment obligations in certain circumstances), in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person. To the extent required by the Investment Company Act of 1940 (the “1940 Act”), but only to such extent, no indemnification shall be provided to a Covered Person.

Pursuant to the Distribution Agreement between the Registrant and the Distributor, incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via Edgar on September 4, 2012, the Distributor shall indemnify, defend and hold the Funds, their affiliates, and each of their respective directors, officers, employees, representatives, and any person who controls or previously controlled a Fund within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by a Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Fund by the Distributor in writing. Such indemnification does not protect the Funds against any liability to the Distributor to which a Fund would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Further, the Registrant’s Investment Management Agreements with Salient Advisors and SCA on behalf of Salient Risk Parity Fund and Salient MLP & Energy Infrastructure Fund II, respectively, incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on July 2, 2012, and the Registrant’s Investment Management Agreements with Salient Advisors, on behalf of Salient Alternative Beta Fund, Salient Pure Trend Fund and Salient Global Equity Fund, incorporated by reference from Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on September 4, 2012, the Registrant’s Investment Management Agreement with SCA, on behalf of Salient MLP Fund, incorporated by reference from Post-Effective No. 8 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on January 29, 2014, and the Registrant’s Investment Management Agreement with Salient Advisors, on behalf of Salient Broadmark Tactical Plus Fund, incorporated by reference from Post-Effective No. 12 to the Registrant’s Registration Statement, as filed with the SEC via Edgar on August 8, 2014, each contains provisions limiting the liability, and providing for the indemnification, of the respective advisor and its personnel under certain circumstances. Each Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the applicable Fund, the Fund’s Advisor and any partner, director, officer or employee of the Advisor, or any of their affiliates, executors, heirs, assigns, successors or other legal representatives, will not be liable to the Fund for any error of judgment, for any mistake of law or for any act or omission by the person in connection with the performance of services to the Fund. Each Investment Management Agreement also provides for indemnification by each Fund, to the fullest extent permitted by law, of its Advisor or any partner, director, officer or employee of the Advisor, and any of their affiliates, executors, heirs, assigns, successors or other legal representatives, against any liability or expense to which the person may be liable that arises in connection with the performance of services to the Fund, so long as the liability or expense is not incurred by reason of the person’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations to the Fund.

Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

Salient Advisors, L.P. (“Salient Advisors”), is a Texas limited partnership that offers investment management services and is a registered investment advisor. Salient Advisors is the investment advisor to the Registrant, Salient Risk Parity Fund, Salient Alternative Beta Fund, Salient Trend Fund and (formerly Salient Pure Trend Fund) Salient Global Equity Fund. Salient Advisors’ offices are located at 4265 San Felipe, Suite 800, Houston, Texas 77027. Information as to the officers and directors of Salient Advisors is included in its current Form ADV (File No. 801-61449) filed with the Securities and Exchange Commission. Salient Advisors is also registered with the Commodities Futures Trading Commission (“CFTC”) as a commodity pool operator and commodities trading advisor and is a member of the National Futures Association.

SCA is a Texas limited liability company that offers investment management services and is a registered investment advisor. SCA is the investment advisor to the Salient MLP & Energy Infrastructure Fund II and Salient MLP Fund. SCA’s offices are located at 4265 San Felipe, Suite 800, Houston, Texas 77027. Information as to the officers and directors of SCA is included in its current Form ADV (File No. 801-71482) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC, Registrant’s Distributor, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Absolute Shares Trust
2.	AdvisorShares Trust
3.	ALTMFX Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Ark ETF Trust
7.	Avenue Mutual Funds Trust
8.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
9.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
10.	Bridgeway Funds, Inc.
11.	Calamos ETF Trust
12.	Cane Alternative Strategies Fund, Series of Northern Lights Fund Trust III
13.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
14.	Carlyle Select Trust
15.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
16.	Context Capital Funds
17.	Corsair Opportunity Fund
18.	Direxion Shares ETF Trust
19.	Evanston Alternative Opportunities Fund
20.	Exchange Traded Concepts Trust II
21.	FlexShares Trust
22.	Forum Funds
23.	Forum Funds II
24.	FQF Trust
25.	FSI Low Beta Absolute Return Fund
26.	Gottex Trust
27.	Henderson Global Funds

28.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
29.	Horizons ETF Trust
30.	Infinity Core Alternative Fund
31.	Ironwood Institutional Multi-Strategy Fund LLC
32.	Ironwood Multi-Strategy Fund LLC
33.	Little Harbor Multistrategy Composite Fund
34.	Manor Investment Funds
35.	Outlook Funds Trust
36.	Palmer Square Opportunistic Income Fund
37.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
38.	Pine Grove Alternative Fund
39.	Pine Grove Alternative Institutional Fund
40.	Plan Investment Fund, Inc.
41.	PMC Funds, Series of Trust for Professional Managers
42.	Precidian ETFs Trust
43.	Quaker Investment Trust
44.	Recon Capital DAX Germany ETF, Series of ETF Series Trust
45.	Recon Capital FTSE 100 ETF (UK), Series of ETF Series Trust
46.	Recon Capital NASDAQ 100 Covered Call ETF, Series of ETF Series Trust
47.	Renaissance Capital Greenwich Funds
48.	RevenueShares ETF Trust
49.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
50.	Salient MF Trust
51.	SharesPost 100 Fund LLC
52.	Sound Shore Fund, Inc.
53.	Steben Alternative Investment Funds
54.	Steben Select Multi-Strategy Fund
55.	The 504 Plan
56.	The Roxbury Funds
57.	TIFF Investment Program
58.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
59.	Turner Funds
60.	V2 Hedged Equity Fund, Series of Trust for Advised Portfolios
61.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
62.	Wintergreen Fund, Inc.
63.	Wisdom Tree Trust

(b) The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Paula R. Watson	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required by Rule 31(a) under the Investment Company Act of 1940 and those records required to be maintained by Salient Advisors or Broadmark with respect to the Registrant in accordance with CFTC regulations are maintained at the offices, as applicable of: (1) the Registrant, (2) Salient Advisors, (3) SCA, (4) the Registrant’s custodian, and (5) the Registrant’s administrator, (6) the Registrant’s distributor, (7) the Registrant’s transfer agent and (8) Broadmark.

1.	Salient MF Trust
4265 San Felipe, Suite 800
Houston, TX 77024

2.	Salient Advisors, L.P.
4265 San Felipe, Suite 800
Houston, TX 77024

3.	Salient Capital Advisors, LLC
4265 San Felipe, Suite 800
Houston, TX 77024

4.	Citibank, N.A.
388 Greenwich Street
New York, N.Y. 10013

5.	Citi Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

6.	Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

7.	SunGard Investor Services, LLC
3435 Stelzer Road
Columbus, OH 43219

8.	Broadmark Asset Management LLC
12 E. 52nd St, 3rd Floor
New York, NY 10022

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 30th day of April, 2015.

SALIENT MF TRUST

By:	/s/ John A Blaisdell
John A. Blaisdell, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Trustee, President (Principal Executive Officer)	April 30, 2015

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Trustee, Secretary	April 30, 2015

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	April 30, 2015

/s/ Karin B. Bonding* Karin B. Bonding	Trustee	April 30, 2015

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Trustee	April 30, 2015

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Trustee	April 30, 2015

/s/ Richard C. Johnson* Richard C. Johnson	Trustee	April 30, 2015

/s/ E. Edward Powell* E. Edward Powell	Trustee	April 30, 2015

/s/ Scott E. Schwinger* Scott E. Schwinger	Trustee	April 30, 2015

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

SIGNATURES

Salient Risk Parity Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Risk Parity Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 30th day of April, 2015.

SALIENT RISK PARITY OFFSHORE FUND LTD.

By:	/s/ John A Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Risk Parity Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	April 30, 2015

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	April 30, 2015

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	April 30, 2015

/s/ Karin B. Bonding* Karin B. Bonding	Director	April 30, 2015

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	April 30, 2015

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	April 30, 2015

/s/ Richard C. Johnson* Richard C. Johnson	Director	April 30, 2015

/s/ E. Edward Powell* E. Edward Powell	Director	April 30, 2015

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	April 30, 2015

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Attorney in Fact

SIGNATURES

Salient Alternative Beta Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Alternative Beta Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 30th day of April, 2015.

SALIENT ALTERNATIVE BETA OFFSHORE FUND LTD.
By:	/s/ John A. Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Alternative Beta Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	April 30, 2015

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	April 30, 2015

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	April 30, 2015

/s/ Karin B. Bonding* Karin B. Bonding	Director	April 30, 2015

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	April 30, 2015

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	April 30, 2015

/s/ Richard C. Johnson Richard C. Johnson	Director	April 30, 2015

/s/ E. Edward Powell* E. Edward Powell	Director	April 30, 2015

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	April 30, 2015

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Jeremy L. Radcliffe
Attorney-in-fact

SIGNATURES

Salient Trend Offshore Fund Ltd. has duly caused this amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas, on the 30th day of April, 2015.

SALIENT TREND OFFSHORE FUND LTD.
By:	/s/ John A. Blaisdell
John A. Blaisdell, President

This amended Registration Statement, with respect only to information that specifically relates to Salient Trend Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John A. Blaisdell John A. Blaisdell	Director, President (Principal Executive Officer)	April 30, 2015

/s/ Jeremy L. Radcliffe Jeremy L. Radcliffe	Director, Secretary	April 30, 2015

/s/ John E. Price John E. Price	Treasurer (Principal Financial Officer)	April 30, 2015

/s/ Karin B. Bonding* Karin B. Bonding	Director	April 30, 2015

/s/ Jonathan P. Carroll* Jonathan P. Carroll	Director	April 30, 2015

/s/ Dr. Bernard A. Harris Jr.* Dr. Bernard A. Harris Jr.	Director	April 30, 2015

/s/ Richard C. Johnson* Richard C. Johnson	Director	April 30, 2015

/s/ E. Edward Powell* E. Edward Powell	Director	April 30, 2015

/s/ Scott E. Schwinger* Scott E. Schwinger	Director	April 30, 2015

*	Power of Attorney

By:	/s/ Jeremy L. Radcliffe
Jeremy L. Radcliffe
Attorney-in-fact

INDEX TO EXHIBITS

d	(7)	Investment Management Agreement between the Registrant, on behalf of its series Salient Broadmark Tactical Plus Fund, and Salient Advisors.

d	(8)	Sub-Advisory Agreement between Salient Advisors and Broadmark Asset Management LLC.

h	(3)	Amendment to Administration Agreement between Registrant and Citi Fund Services Ohio, Inc.

h	(4)	Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc.

h	(5)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Risk Parity Fund, and Salient Advisors.

h	(6)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP & Energy Infrastructure Fund II, and SCA.

h	(7)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Alternative Beta Fund, and Salient Advisors.

h	(8)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Trend Fund (formerly Salient Pure Trend Fund), and Salient Advisors.

h	(9)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Global Equity Fund, and Salient Advisors.

h	(10)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient Broadmark Tactical Plus Fund, and Salient Advisors (Class A, C & I).

h	(13)	Expense Limitation Agreement between the Registrant, on behalf of its series Salient MLP Fund, and SCA.

j		Consent of KPMG LLP.

p	(2)	Code of Ethics of Salient Advisors.

p	(3)	Code of Ethics of SCA.